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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05686
AIM Investment Securities Funds (Invesco Investment Securities Funds)1

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/282, 8/313
Date of reporting period: 5/31/10

[1]	Funds included are: Invesco Core Bond Fund, Invesco Dynamics Fund, Invesco Global Real Estate Fund, Invesco High Yield Fund, Invesco High Yield Securities Fund, Invesco Income Fund, Invesco Limited Maturity Treasury Fund, Invesco Money Market Fund, Invesco Municipal Bond Fund, Invesco Real Estate Fund, Invesco Short Term Bond Fund, Invesco U.S. Government Fund, Invesco Van Kampen Core Plus Fixed Income Fund, Invesco Van Kampen Corporate Bond Fund and Invesco Van Kampen High Yield Fund.

[2]	The Funds with the fiscal year end 2/28 are: Invesco Core Bond Fund, Invesco Dynamics Fund, Invesco Global Real Estate Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco Limited Maturity Treasury Fund, Invesco Money Market Fund, Invesco Municipal Bond Fund, Invesco Real Estate Fund, Invesco Short Term Bond Fund and Invesco U.S. Government Fund.

[3]	The Funds with the fiscal year ended 8/31are: Invesco High Yield Securities Fund, Invesco Van Kampen Core Plus Fixed Income Fund, Invesco Van Kampen Corporate Bond Fund and Invesco Van Kampen High Yield Fund.

Item 1. Schedule of Investments
EXHIBIT INDEX
EX-99.CERT

Item 1. Schedule of Investments.

Invesco Core Bond Fund
(formerly known as AIM Core Bond Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	CBD-QTR-1 05/10	Invesco Advisers, Inc.

Invesco Core Bond Fund
Schedule of Investments(a)
May 31, 2010
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes—43.05%
Airlines—1.38%
American Airlines, Series 2001-2, Class A-2, Sec. Global Pass Through Ctfs., 7.86%, 10/01/11	$2,000,000	$2,022,500
Continental Airlines Inc., Series 2009-1, Class A, Pass Through Ctfs., 9.00%, 07/08/16	1,646,041	1,785,954
Delta Air Lines, Inc., Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	640,000	674,800

		4,483,254

Automotive Retail—0.42%
Advance Auto Parts Inc.,, Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	1,345,000	1,376,944

Broadcasting—1.30%
COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(b)	1,170,000	1,510,622
COX Enterprises Inc., Sr. Unsec. Notes, 7.88%, 09/15/10(b)	483,000	490,770
Discovery Communications LLC, Sr. Unsec. Gtd. Unsub. Global Notes, 6.35%, 06/01/40	2,240,000	2,214,735

		4,216,127

Cable & Satellite—0.16%
Time Warner Cable Inc., Sr. Unsec. Gtd. Unsub. Notes, 5.00%, 02/01/20	515,000	514,791

Communications Equipment—0.71%
Motorola Inc., Sr. Unsec. Global Notes, 8.00%, 11/01/11	2,145,000	2,310,058

Computer & Electronics Retail—0.69%
Best Buy Co. Inc., Sr. Unsec. Unsub. Global Notes, 6.75%, 07/15/13	2,010,000	2,251,811

Computer Hardware—0.28%
Hewlett-Packard Co., Sr. Unsec. Global Notes, 4.75%, 06/02/14	835,000	914,057

Diversified Banks—3.37%
ANZ National Int’l Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	1,080,000	1,088,694
Banco Bradesco S.A. (Brazil), Sr. Unsub. Notes, 4.10%, 03/23/15(b)	415,000	408,504

	Principal
	Amount	Value

Diversified Banks—(continued)
Barclays Bank PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 6.75%, 05/22/19	$2,435,000	$2,601,985
HBOS PLC (United Kingdom), Unsec. Sub. Notes, 6.75%, 05/21/18(b)	1,000,000	955,027
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	975,000	958,781
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	575,000	569,329
Sr. Unsec. Unsub. Notes, 5.50%, 11/18/14(b)	1,880,000	2,060,499
US Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(c)	1,400,000	1,411,021
Wachovia Corp.-Series G, Sr. Unsec. Medium-Term Notes, 5.50%, 05/01/13	830,000	895,534

		10,949,374

Diversified Capital Markets—0.79%
Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	350,000	341,753
UBS AG (Switzerland), Sr. Unsec. Floating Rate Medium-Term Global Notes, 1.58%, 02/23/12(c)	1,000,000	1,000,162
Sr. Unsec. Medium-Term Notes, 5.75%, 04/25/18	1,200,000	1,217,847

		2,559,762

Diversified Metals & Mining—0.17%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	510,000	554,466

Electric Utilities—2.71%
Carolina Power & Light Co., Sec. First Mortgage Bonds, 5.30%, 01/15/19	585,000	638,937
DCP Midstream LLC, Sr. Unsec. Unsub. Notes, 9.75%, 03/15/19(b)	955,000	1,232,650
Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,270,000	1,271,781
Indiana Michigan Power Co., Sr. Unsec. Notes, 7.00%, 03/15/19	1,000,000	1,158,129
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	2,685,000	2,815,043
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	770,000	859,580
See accompanying notes which are an integral part of this schedule.

Invesco Core Bond Fund

	Principal
	Amount	Value

Electric Utilities—(continued)
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	$780,000	$831,781

		8,807,901

Health Care Equipment—0.32%
Boston Scientific Corp., Sr. Unsec. Notes, 6.00%, 01/15/20	1,080,000	1,049,245

Health Care Services—0.86%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	2,500,000	2,804,467

Hotels, Resorts & Cruise Lines—1.41%
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(b)	2,395,000	2,495,508
Wyndham Worldwide Corp., Sr. Unsec. Notes, 7.38%, 03/01/20	2,055,000	2,088,394

		4,583,902

Industrial Conglomerates—0.65%
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 5.75%, 09/11/19(b)	1,000,000	1,021,387
Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	925,000	1,083,904

		2,105,291

Industrial REIT’s—1.00%
ProLogis, Sr. Unsec. Notes, 6.25%, 03/15/17	3,380,000	3,247,878

Integrated Telecommunication Services—2.30%
AT&T Inc., Sr. Unsec. Global Notes, 6.70%, 11/15/13	1,000,000	1,149,207
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 9.13%, 12/15/10	2,390,000	2,487,521
Koninklijke KPN N.V. (Netherlands), Sr. Unsec. Global Bonds, 8.00%, 10/01/10	1,575,000	1,609,485
Telefonica Europe B.V. (Netherlands), Unsec. Gtd. Unsub. Global Notes, 7.75%, 09/15/10	1,150,000	1,170,608
Windstream Georgia Communications Corp., Sr. Unsec. Deb., 6.50%, 11/15/13	1,062,000	1,064,930

		7,481,751

Investment Banking & Brokerage—2.87%
Goldman Sachs Group Inc. (The), Unsec. Sub. Global Notes, 6.75%, 10/01/37	520,000	493,054
Sr. Unsec. Global Notes, 5.13%, 01/15/15	780,000	804,285

	Principal
	Amount	Value

Investment Banking & Brokerage—(continued)
Jefferies Group Inc., Sr. Unsec. Notes, 8.50%, 07/15/19	$2,055,000	$2,309,815
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	2,125,000	2,209,779
Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	1,960,000	1,886,591
TD Ameritrade Holding Corp., Sr. Unsec. Gtd. Notes, 5.60%, 12/01/19	1,585,000	1,636,387

		9,339,911

Life & Health Insurance—1.67%
MetLife Inc., Sr. Unsec. Unsub. Global Notes, 7.72%, 02/15/19	665,000	772,682
Pacific Life Global Funding, Sr. Sec. Notes, 5.15%, 04/15/13(b)	1,385,000	1,487,802
Prudential Financial Inc., Jr. Unsec. Sub. Variable Rate Global Notes, 8.88%, 06/15/38(c)	1,640,000	1,741,571
Series D, Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	1,405,000	1,417,561

		5,419,616

Life Sciences Tools & Services—0.52%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	1,590,000	1,691,647

Managed Health Care—0.69%
UnitedHealth Group Inc., Sr. Unsec. Notes, 4.88%, 02/15/13	2,120,000	2,250,662

Mortgage Backed Securities—0.33%
U.S. Bank N.A., Sr. Unsec. Medium-Term Global Notes, 5.92%, 05/25/12	1,040,980	1,087,191

Multi-Line Insurance—1.14%
Metropolitan Life Global Funding I, Sr. Sec. Unsub. Global Notes, 5.13%, 04/10/13(b)	3,460,000	3,718,211

Multi-Utilities—1.20%
Nisource Finance Corp., Sr. Unsec. Gtd. Notes, 7.88%, 11/15/10	1,500,000	1,539,882
Pacific Gas & Electric Co., Sr. Unsec. Notes, 6.25%, 12/01/13	1,300,000	1,481,503
5.40%, 01/15/40	900,000	866,176

		3,887,561

Office Electronics—0.45%
Xerox Corp., Sr. Unsec. Notes, 6.88%, 08/15/11	1,400,000	1,472,584
See accompanying notes which are an integral part of this schedule.

Invesco Core Bond Fund

	Principal
	Amount	Value

Office REIT’s—0.36%
Digital Realty Trust L.P., Unsec. Gtd. Bonds, 5.88%, 02/01/20(b)	$1,155,000	$1,163,588

Oil & Gas Exploration & Production—0.57%
Anadarko Petroleum Corp., Sr. Unsec. Unsub. Notes, 7.63%, 03/15/14	50,000	56,384
Motiva Enterprises LLC, Sr. Unsec. Notes, 6.85%, 01/15/40(b)	510,000	555,464
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 5.75%, 01/20/20	605,000	604,745
Sr. Unsec. Gtd. Unsub. Global Notes, 6.88%, 01/20/40	625,000	631,294

		1,847,887

Oil & Gas Storage & Transportation—3.62%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 7.63%, 02/15/12	3,615,000	3,935,516
6.45%, 09/01/40	990,000	991,940
Sr. Unsec. Gtd. Unsub. Notes, 5.20%, 09/01/20	985,000	988,500
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	2,270,000	2,397,534
Williams Partners L.P., Sr. Unsec. Notes, 3.80%, 02/15/15(b)	2,405,000	2,372,136
6.30%, 04/15/40(b)	1,130,000	1,101,495

		11,787,121

Other Diversified Financial Services—5.63%
Bear Stearns Cos. LLC (The), Sr. Unsec. Unsub. Floating Rate Notes, 0.70%, 07/19/10(c)	2,290,000	2,290,916
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	1,090,000	1,113,523
Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	2,100,000	2,196,057
8.50%, 05/22/19	500,000	587,159
Sr. Unsec. Unsub. Global Notes, 5.10%, 09/29/11	1,670,000	1,721,355
Countrywide Financial Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	1,940,000	2,037,940
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	1,000,000	1,029,690
Series A, Sr. Unsec. Medium-Term Global Notes, 6.88%, 01/10/39	1,365,000	1,451,880
JPMorgan Chase Capital XXVII, Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	2,300,000	2,221,883

	Principal
	Amount	Value

Other Diversified Financial Services—(continued)
Merrill Lynch & Co. Inc.-Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	$3,530,000	$3,673,522
Twin Reefs Pass-Through Trust, Floating Rate Pass Through Ctfs., 1.39%, (Acquired 12/07/04 — 10/03/06; Cost $1,104,833)(b)(c)(d)(e)	1,110,000	3,608

		18,327,533

Packaged Foods & Meats—0.36%
Kraft Foods Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	940,000	952,514
Sr. Unsec. Unsub. Global Notes, 4.13%, 02/09/16	225,000	232,413

		1,184,927

Regional Banks—0.46%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	1,475,000	1,500,511

Research & Consulting Services—0.16%
ERAC USA Finance Co., Sr. Unsec. Gtd. Unsub. Notes, 8.00%, 01/15/11(b)	500,000	519,697

Semiconductors—0.35%
National Semiconductor Corp., Sr. Unsec. Notes, 3.95%, 04/15/15	1,135,000	1,141,251

Sovereign Debt—1.38%
Brazilian Government International Bond (Brazil), Sr. Unsec. Unsub. Global Notes, 5.88%, 01/15/19	1,315,000	1,421,679
Russia Foreign Bond (Russia), 3.63%, 04/29/15(b)	1,700,000	1,622,438
5.00%, 04/29/20	1,200,000	1,149,900
United Mexican States (Mexico), Sr. Unsec. Global Notes, 6.05%, 01/11/40	300,000	302,250

		4,496,267

Specialized Finance—1.33%
NASDAQ OMX Group Inc. (The), Sr. Unsec. Unsub. Notes, 4.00%, 01/15/15	1,415,000	1,420,192
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	2,130,000	2,914,201

		4,334,393

Specialty Properties—0.28%
Healthcare Realty Trust Inc., Sr. Unsec. Notes, 6.50%, 01/17/17	865,000	902,910
See accompanying notes which are an integral part of this schedule.

Invesco Core Bond Fund

	Principal
	Amount	Value

Steel—0.87%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.00%, 10/15/39	$1,920,000	$1,854,762
Sr. Unsec. Unsub. Global Bonds, 9.00%, 02/15/15	845,000	972,537

		2,827,299

Thrifts & Mortgage Finance—0.29%
First Niagara Financial Group Inc., Sr. Unsec. Notes, 6.75%, 03/19/20	895,000	943,821

Total Bonds & Notes (Cost $135,243,105)		140,055,667

U.S. Government Sponsored Mortgage-Backed Securities—32.97%
Federal Home Loan Mortgage Corp. (FHLMC)—18.33%
Pass Through Ctfs.,
6.00%, 08/01/14 to 02/01/34	1,313,907	1,431,741
5.50%, 05/01/16 to 02/01/37	58,326	62,898
6.50%, 05/01/16 to 08/01/32	49,433	54,277
7.00%, 06/01/16 to 10/01/34	4,077,594	4,595,595
7.50%, 04/01/17 to 03/01/32	1,529,486	1,764,869
6.50%, 10/01/17 to 08/01/34(f)	249,498	273,190
5.00%, 07/01/34	1,185,744	1,249,339
Pass Through Ctfs., TBA,
4.50%, 06/01/40(g)	10,700,000	10,917,338
5.00%, 06/01/40(g)	11,000,000	11,517,341
5.50%, 06/01/40(g)	20,000,000	21,303,120
6.00%, 06/01/40(g)	6,000,000	6,467,814

		59,637,522

Federal National Mortgage Association (FNMA)—13.41%
Pass Through Ctfs.,
7.50%, 11/01/15 to 08/01/36	2,022,848	2,296,849
7.00%, 12/01/15 to 02/01/34	2,220,189	2,485,712
6.50%, 05/01/16 to 01/01/37	820,431	909,960
6.00%, 05/01/17 to 03/01/37	160,325	172,875
5.00%, 03/01/18 to 12/01/39	6,427,859	6,758,483
5.00%, 07/01/18 to 07/01/18(f)	234,636	251,869
5.50%, 11/01/18 to 03/01/21	285,103	308,356
8.00%, 08/01/21 to 08/01/31	13,814	15,627
8.00%, 04/01/32	22,855	26,418
7.00%, 02/01/33(f)	79,342	88,702
Pass Through Ctfs., TBA
4.00%, 06/01/25(g)	2,000,000	2,051,562
4.50%, 06/01/25(g)	10,2,000,000	10,673,341
5.00%, 06/01/25(g)	3,500,000	3,717,112
5.50%, 06/01/25(g)	1,900,000	2,040,421
5.50%, 06/01/40(g)	2,000,000	2,133,750
6.00%, 06/01/40(g)	9,000,000	9,694,692

		43,625,729

	Principal
	Amount	Value

Government National Mortgage Association (GNMA)—1.23%
Pass Through Ctfs.,
7.50%, 06/15/23 to 05/15/32	$90,689	$103,111
8.50%, 02/15/25	8,596	10,046
8.00%, 08/15/25	3,317	3,841
6.56%, 01/15/27	190,847	213,974
7.00%, 04/15/28 to 09/15/32	792,025	898,423
6.00%, 11/15/28 to 02/15/33	305,882	335,473
6.50%, 01/15/29 to 03/15/37	1,463,098	1,626,423
5.50%, 06/15/35	514,332	555,162
5.00%, 07/15/35 to 08/15/35	251,322	266,574

		4,013,027

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $104,479,435)		107,276,278

Asset-Backed Securities—24.93%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 4.53%, 08/25/33(c)	1,480,214	1,355,305
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, Pass Through Ctfs., 4.52%, 11/11/41	1,845,000	1,884,499
Series 2004-PWR6, Class A6, Pass Through Ctfs., 4.83%, 11/11/41	1,380,000	1,417,311
Series 2005-PWR8, Class A4, Pass Through Ctfs., 4.67%, 06/11/41	2,675,000	2,738,577
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.46%, 03/11/39(c)	2,948,000	3,054,741
Series 2006-T24, Class A3, Pass Through Ctfs., 5.53%, 10/12/41	1,500,000	1,549,754
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	3,000,000	3,126,616
Capital One Multi-Asset Execution Trust, Series 2007-C3, Class C3, Floating Rate Pass Through Ctfs., 0.63%, 04/15/13(c)	3,530,000	3,527,466
Chase Issuance Trust, Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	2,560,000	2,771,337
Series 2009-A3, Class A3, Pass Through Ctfs., 2.40%, 06/17/13	1,110,000	1,125,280
Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5, Pass Through Ctfs., 2.25%, 12/23/14	3,000,000	3,033,875
Citigroup Mortgage Loan Trust Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.80%, 08/25/34(c)	3,790,942	3,877,326
See accompanying notes which are an integral part of this schedule.

Invesco Core Bond Fund

	Principal
	Amount	Value

Asset-Backed Securities—(continued)
Commercial Mortgage Trust, Series 2001-J1A, Class A2, Variable Rate Pass Through Ctfs., 6.46%, 02/16/34(b)(c)	$1,536,488	$1,548,755
Countrywide Asset-Backed Ctfs. Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	1,043,863	1,014,457
Credit Suisse Mortgage Capital Ctfs., Series 2009-ASG, Class A, Floating Rate Pass Through Ctfs., 1.60%, 11/28/39(b)(c)	387,247	387,489
Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 3.08%, 09/26/34(b)(c)	2,169,374	2,074,068
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 07/26/37	1,186,852	1,222,889
Discover Card Master Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.99%, 09/15/15(c)	1,135,000	1,145,074
Fannie Mae REMICS, Series 2003-109, Class CX, Pass Through Ctfs., 4.00%, 07/25/16	879,283	899,930
Series 2005-35, Class AC, Pass Through Ctfs., 4.00%, 08/25/18	834,712	863,226
Series 2575, Class KA, Pass Through Ctfs., 5.00%, 11/15/17	334,406	352,795
Series 2628, Class TX, Pass Through Ctfs., 3.50%, 04/15/26	157,322	157,788
Series 2704, Class BA, Pass Through Ctfs., 4.50%, 02/15/20	312,750	319,411
Freddie Mac REMICS, Series 2611, Class HA, Pass Through Ctfs., 4.00%, 10/15/21	5,288,207	5,435,328
Series 2937, Class JD, Pass Through Ctfs., 5.00%, 03/15/28	2,031,699	2,110,813
FDIC Structured Sale Gtd. Loans, Series 2010-S1, Class 1A, Floating Rate Pass Through Ctfs., 0.82%, 02/25/48(b)(c)	1,879,097	1,886,580
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	2,705,000	2,763,529
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	3,000,000	3,063,712
Series 2005-C1, Class A4, Pass Through Ctfs., 4.74%, 02/15/30	780,000	800,141

	Principal
	Amount	Value

Asset-Backed Securities—(continued)
Morgan Stanley Capital I, Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	$2,608,000	$2,679,949
Series 2008-T29, Class A1, Pass Through Ctfs., 6.23%, 01/11/43	2,024,788	2,140,939
Option One Mortgage Securities Corp., Series 2007-4A, Floating Rate Notes, 0.44%, 04/25/12 (Acquired 05/11/07; Cost $628,489)(b)(c)	628,489	377,093
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.79%, 08/15/39(c)	680,000	718,252
USAA Auto Owner Trust, Series 2009-1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	3,000,000	3,050,263
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	3,670,000	3,785,189
Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(c)	1,660,000	1,587,346
Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(c)	1,490,000	1,304,852
Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(c)	1,500,000	1,579,905
WaMu Mortgage Trust, Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.85%, 08/25/33(c)	3,069,323	3,041,303
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 4.46%, 07/25/34(c)	2,132,785	2,125,329
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.97%, 12/25/34(c)	3,249,077	3,200,027

Total Asset-Backed Securities (Cost $74,940,715)		81,098,519

U.S. Treasury Securities—17.79%
U.S. Treasury Notes—12.15%
4.50%, 04/30/12	10,900,000	11,684,289
1.88%, 02/28/14(f)	8,010,000	8,070,075
2.25%, 05/31/14	19,395,000	19,764,717

		39,519,081

See accompanying notes which are an integral part of this schedule.

Invesco Core Bond Fund

	Principal
	Amount	Value

U.S. Treasury Securities—(continued)
U.S. Treasury Bonds—5.64%
6.25%, 05/15/30	$2,000,000	$2,602,500
5.38%, 02/15/31	11,420,000	13,489,875
3.50%, 02/15/39	940,000	826,613
4.50%, 08/15/39	1,370,000	1,432,720

		18,351,708

Total U.S. Treasury Securities (Cost $56,228,896)		57,870,789

Municipal Obligations—0.89%
California (State of), Series 2010 Various Purpose Taxable Unlimited GO, 5.75%, 03/01/17	1,295,000	1,347,745
Georgia (State of) Municipal Electric Authority (Build America Bonds); Series 2010 A, Taxable RB, 6.64%, 04/01/57	1,515,000	1,558,329

Total Municipal Obligations (Cost $2,819,292)		2,906,074

	Shares	Value

Money Market Funds—4.43%
Liquid Assets Portfolio-Institutional Class (h)	7,208,673	7,208,673
Premier Portfolio-Institutional Class (h)	7,208,673	7,208,673

Total Money Market Funds (Cost $14,417,346)		14,417,346

TOTAL INVESTMENTS—124.06% (Cost $388,128,789)		403,624,673

OTHER ASSETS LESS LIABILITIES—(24.06)%		(78,289,679)

NET ASSETS—100.00%		$325,334,994

Investment Abbreviations:

Ctfs.	— Certificates
GO	— General Obligation Bonds
Gtd.	— Guaranteed
Jr.	— Junior
RB	— Revenue Bonds
REIT	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduits
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
TBA	— To Be Announced
Unsec.	— Unsecured
Unsub.	— Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2010 was $34,120,622, which represented 10.49% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2010.

(d)	Perpetual bond with no specified maturity date.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2010 represented 0.00% of the Fund’s Net Assets.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(g)	Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(h)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco Core Bond Fund
Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Invesco Core Bond Fund
A.	Security Valuations — (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

Invesco Core Bond Fund
D.	Dollar Roll and Forward Commitment Transactions — (continued)
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
E.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels.

Invesco Core Bond Fund
NOTE 2 — Additional Valuation Information — (continued)
Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$14,417,346	$—	$—	$14,417,346
U.S. Treasury Securities	—	57,870,789	—	57,870,789
U.S. Government Sponsored Securities	—	107,276,278	—	107,276,278
Corporate Debt Securities	—	140,055,667	—	140,055,667
Asset Backed Securities	—	80,721,426	377,093	81,098,519
Municipal Obligations	—	2,906,074	—	2,906,074

	$14,417,346	$388,830,234	$377,093	$403,624,673

Futures*	(649,842)	—	—	(649,842)

Total Investments	$13,767,504	$388,830,234	$377,093	$402,974,831

*	Unrealized appreciation (depreciation).
NOTE 3 — Futures Contracts at Period-End

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 10 Year Notes	8	September 2010/Long	$959,000	$(5,205)
U.S. Treasury 5 Year Notes	159	June 2010/Short	(18,672,563)	(276,412)
U.S. U.S. Treasury 30 Year Bonds	61	June 2010/Short	(7,516,344)	(346,694)
U.S. Treasury 2 Year Notes	37	September 2010/Short	(8,071,202)	(13,954)
U.S. Ultra Bonds	14	September 2010/Short	(1,803,375)	(7,577)

Subtotal			$(36,063,484)	$(644,637)

Total				$(649,842)

Invesco Core Bond Fund
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2010 was $60,616,802 and $57,449,061, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$17,015,112
Aggregate unrealized (depreciation) of investment securities	(2,172,529)

Net unrealized appreciation of investment securities	$14,842,583

Cost of investments for tax purposes is $388,782,090.

Invesco Dynamics Fund
(formerly known as AIM Dynamics Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	I-DYN-QTR-1 05/10	Invesco Advisers, Inc.

Invesco Dynamics Fund
Schedule of Investments(a)
May 31, 2010
(Unaudited)

	Shares	Value

Common Stocks—97.23%
Aerospace & Defense—1.19%
BE Aerospace, Inc. (b)	435,737	$11,817,187

Air Freight & Logistics—0.94%
UTI Worldwide, Inc.	648,881	9,376,330

Apparel Retail—1.53%
American Eagle Outfitters, Inc.	960,722	12,585,458
Rue21, Inc. (b)	78,724	2,672,680

		15,258,138

Apparel, Accessories & Luxury Goods—3.77%
Carter’s, Inc. (b)	346,194	10,579,689
Coach, Inc.	280,139	11,516,514
Hanesbrands, Inc. (b)	563,960	15,384,829

		37,481,032

Application Software—4.49%
Adobe Systems, Inc. (b)	469,297	15,055,048
Autodesk, Inc. (b)	506,118	14,809,012
Solera Holdings Inc.	138,785	4,813,064
TIBCO Software Inc. (b)	870,029	9,927,031

		44,604,155

Asset Management & Custody Banks—1.65%
Affiliated Managers Group, Inc. (b)	228,900	16,400,685

Auto Parts & Equipment—1.10%
BorgWarner, Inc. (b)	294,464	10,971,729

Automotive Retail—1.06%
O’Reilly Automotive, Inc. (b)	206,897	10,555,885

Biotechnology—1.33%
Human Genome Sciences, Inc. (b)	198,350	4,911,146
United Therapeutics Corp. (b)	162,556	8,326,118

		13,237,264

Casinos & Gaming—2.17%
International Game Technology	493,421	9,656,249
MGM Mirage (b)(c)	954,087	11,887,924

		21,544,173

Coal & Consumable Fuels—0.71%
Massey Energy Co.	213,944	7,085,825

Communications Equipment—3.34%
Finisar Corp. (b)	685,293	10,416,454
Juniper Networks, Inc. (b)	376,434	10,020,673

	Shares	Value

Communications Equipment—(continued)
Tellabs, Inc.	1,419,486	$12,775,374

		33,212,501

Computer Storage & Peripherals—1.40%
NetApp, Inc. (b)	243,733	9,183,860
QLogic Corp. (b)	261,986	4,747,186

		13,931,046

Construction & Engineering—2.32%
Foster Wheeler AG (Switzerland)(b)	374,225	8,985,142
Shaw Group Inc. (The) (b)	413,178	14,093,502

		23,078,644

Construction, Farm Machinery & Heavy Trucks—1.15%
Bucyrus International, Inc.	212,810	11,398,104

Consumer Finance—1.46%
Discover Financial Services	1,078,845	14,510,465

Data Processing & Outsourced Services—2.00%
Alliance Data Systems Corp. (b)(c)	281,814	19,912,977

Department Stores—2.47%
JC Penney Co., Inc.	356,140	9,790,289
Macy’s, Inc.	663,711	14,741,021

		24,531,310

Distributors—0.97%
LKQ Corp. (b)	522,184	9,618,629

Diversified Metals & Mining—0.99%
Walter Energy, Inc.	123,976	9,835,016

Diversified Support Services—2.06%
Copart, Inc. (b)	270,990	9,728,541
KAR Auction Services Inc. (b)	774,261	10,793,198

		20,521,739

Education Services—3.61%
Capella Education Co. (b)	178,414	15,327,547
Grand Canyon Education, Inc. (b)	369,101	9,065,121
ITT Educational Services, Inc. (b)	114,161	11,523,411

		35,916,079

Electrical Components & Equipment—2.78%
Baldor Electric Co.	341,282	12,262,262
Cooper Industries PLC (Ireland)	328,058	15,408,884

		27,671,146

Electronic Components—1.23%
Amphenol Corp. -Class A	287,827	12,203,865
See accompanying notes which are an integral part of this schedule.

Invesco Dynamics Fund

	Shares	Value

Electronic Manufacturing Services—0.49%
Jabil Circuit, Inc.	356,361	$4,878,582

Environmental & Facilities Services—1.12%
Republic Services, Inc.	382,614	11,141,720

Health Care Equipment—3.27%
American Medical Systems Holdings, Inc. (b)	539,815	12,178,226
CareFusion Corp. (b)	82,156	2,088,406
Hologic, Inc. (b)	666,872	9,936,393
NuVasive, Inc. (b)	210,774	8,277,095

		32,480,120

Health Care Facilities—0.48%
Brookdale Senior Living Inc. (b)	269,834	4,746,380

Health Care Services—2.17%
Express Scripts, Inc. (b)	115,938	11,663,363
Fresenius Medical Care AG & Co. KGaA (Germany)	199,542	9,939,399

		21,602,762

Hotels, Resorts & Cruise Lines—1.08%
Orient-Express Hotels Ltd. -Class A (Bermuda)(b)	1,068,451	10,780,671

Household Products—1.41%
Church & Dwight Co., Inc.	76,376	5,026,305
Energizer Holdings, Inc. (b)	159,643	8,970,340

		13,996,645

Human Resource & Employment Services—0.92%
Robert Half International, Inc.	359,848	9,100,556

Independent Power Producers & Energy Traders—0.68%
KGEN Power Corp. (Acquired 01/12/07; Cost $13,478,402) (b)(d)	962,743	6,739,201

Industrial Machinery—2.57%
Flowserve Corp.	129,287	12,295,193
Kennametal Inc.	470,537	13,273,849

		25,569,042

IT Consulting & Other Services—1.07%
Cognizant Technology Solutions Corp. -Class A (b)	213,383	10,677,685

Life & Health Insurance—1.16%
Lincoln National Corp.	434,881	11,506,951

Life Sciences Tools & Services—2.23%
Life Technologies Corp. (b)	198,778	9,950,826
Pharmaceutical Product Development, Inc.	454,170	12,189,923

		22,140,749

Managed Health Care—1.96%
AMERIGROUP Corp. (b)	327,541	11,765,273

	Shares	Value

Managed Health Care—(continued)
Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost $18,389,812) (b)(d)	1,340,000	$7,705,000

		19,470,273

Multi-Line Insurance—1.47%
Genworth Financial Inc. -Class A (b)	936,631	14,602,077

Oil & Gas Equipment & Services—1.34%
Key Energy Services, Inc. (b)	1,391,446	13,302,224

Oil & Gas Exploration & Production—4.79%
Atlas Energy, Inc. (b)	365,836	11,297,016
Concho Resources Inc. (b)	198,467	10,330,207
Continental Resources, Inc. (b)	376,415	17,751,732
Plains Exploration & Production Co. (b)	373,853	8,262,151

		47,641,106

Packaged Foods & Meats—1.02%
Hershey Co. (The)	216,330	10,124,244

Personal Products—1.00%
Estee Lauder Cos. Inc. (The) -Class A	169,832	9,896,111

Pharmaceuticals—1.00%
Shire PLC (United Kingdom)	484,082	9,929,154

Property & Casualty Insurance—0.53%
Assured Guaranty Ltd.	312,250	5,245,800

Real Estate Services—1.90%
Jones Lang LaSalle Inc.	252,589	18,848,191

Research & Consulting Services—0.99%
IHS Inc. -Class A (b)	191,058	9,889,162

Restaurants—1.16%
Texas Roadhouse, Inc. (b)	787,541	11,498,099

Security & Alarm Services—0.84%
Corrections Corp. of America (b)	417,692	8,312,071

Semiconductor Equipment—0.51%
ASML Holding N.V. (Netherlands)	180,640	5,100,850

Semiconductors—3.81%
Altera Corp.	221,294	5,215,900
Avago Technologies Ltd. (Singapore)(b)	720,047	14,868,971
Broadcom Corp. -Class A	240,845	8,313,969
Marvell Technology Group Ltd. (b)	201,068	3,816,271
Xilinx, Inc.	229,961	5,622,546

		37,837,657

Specialty Chemicals—2.38%
Albemarle Corp.	285,088	12,275,889
Lubrizol Corp. (The)	129,119	11,436,070

		23,711,959

Specialty Stores—1.16%
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	451,928	11,560,318
See accompanying notes which are an integral part of this schedule.

Invesco Dynamics Fund

	Shares	Value

Systems Software—2.11%
Check Point Software Technologies Ltd. (Israel)(b)	429,196	$13,163,441
Rovi Corp. (b)	208,817	7,797,227

		20,960,668

Trading Companies & Distributors—1.01%
Fastenal Co.	198,849	10,029,943

Trucking—2.86%
Con-way Inc.	281,929	9,591,225
J.B. Hunt Transport Services, Inc.	313,168	10,813,691
Knight Transportation, Inc.	405,071	8,052,811

		28,457,727

Wireless Telecommunication Services—1.02%
Crown Castle International Corp. (b)	274,237	10,154,996

Total Common Stocks (Cost $879,428,044)		966,607,618

Money Market Funds—3.71%
Liquid Assets Portfolio-Institutional Class (e)	18,416,308	18,416,308
Premier Portfolio-Institutional Class (e)	18,416,309	18,416,309

Total Money Market Funds (Cost $36,832,617)		36,832,617

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.94% (Cost $916,260,661)		1,003,440,235

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—2.50%
Liquid Assets Portfolio -Institutional Class (Cost $24,846,018)(e)(f)	24,846,018	24,846,018
TOTAL INVESTMENTS—103.44% (Cost $941,106,679)		1,028,286,253

OTHER ASSETS LESS LIABILITIES—(3.44)%		(34,158,356)

NET ASSETS—100.00%		$994,127,897

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at May 31, 2010.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2010 was $14,444,201, which represented 1.45% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.

Invesco Dynamics Fund
Notes to Quarterly Schedule of Investments(a)
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Dynamics Fund
A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held.

Invesco Dynamics Fund
E.	Foreign Currency Translations — (continued)

The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$988,872,649	$24,969,403	$14,444,201	$1,028,286,253

Invesco Dynamics Fund
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2010 was $253,652,002 and $297,725,526, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$150,220,909
Aggregate unrealized (depreciation) of investment securities	(63,101,546)
Net unrealized appreciation of investment securities	$87,119,363
Cost of investments for tax purposes is $941,166,890

Invesco Global Real Estate Fund
(formerly known as AIM Global Real Estate Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	GRE-QTR-1 05/10	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2010
(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests—99.07%

Australia—10.26%

CFS Retail Property Trust	6,460,630	$10,543,967
Dexus Property Group	9,680,698	6,340,599
Goodman Group	8,483,953	4,443,464
ING Office Fund	9,344,930	4,554,208
Stockland	1,782,128	5,787,062
Westfield Group	2,859,707	30,790,838

		62,460,138

Austria—0.41%

Conwert Immobilien Invest S.E.	235,962	2,477,384

Brazil—0.43%

BR Properties S.A. (a)	240,500	1,550,160
Multiplan Empreendimentos Imobiliarios S.A.	59,700	1,075,797

		2,625,957

Canada—2.83%

Canadian REIT	213,300	5,589,372
Cominar REIT	110,900	1,988,297
Morguard REIT	176,000	2,240,760
Primaris Retail REIT	264,200	4,244,772
RioCan REIT	174,300	3,184,598

		17,247,799

China—0.49%

Agile Property Holdings Ltd.	2,342,000	2,463,442
KWG Property Holding Ltd.	899,000	510,340

		2,973,782

Finland—0.58%

Citycon Oyj	688,215	2,148,572
Sponda Oyj	427,760	1,408,666

		3,557,238

France—4.55%

Gecina S.A.	27,450	2,257,701
Klepierre	172,600	4,577,751
Mercialys	54,205	1,531,725
Societe Immobiliere de Location pour I’Industrie et le Commerce	32,721	3,087,713
Unibail-Rodamco S.E. -REIT(b)	105,938	16,216,266

		27,671,156

Germany—0.27%

Deutsche Euroshop AG	56,782	1,610,543

Hong Kong—14.26%

China Overseas Land & Investment Ltd.	4,515,330	8,854,878

	Shares	Value

Hong Kong—(continued)

China Resources Land Ltd.	2,299,900	$4,271,943
Hang Lung Properties Ltd.	2,665,000	9,307,106
Henderson Land Development Co. Ltd.	804,000	4,804,619
Henderson Land Development Co., Ltd. — Warrants (b)	254,400	0
Hongkong Land Holdings Ltd.	2,195,000	10,448,200
Kerry Properties Ltd.	814,400	3,347,870
Link REIT (The)	1,409,500	3,370,087
New World Development Co., Ltd.	944,000	1,524,878
Sino Land Co. Ltd.	2,074,000	3,443,700
Sun Hung Kai Properties Ltd.	2,139,000	28,371,472
Wharf (Holdings) Ltd. (The)	1,842,000	9,017,570

		86,762,323

Japan—10.66%

AEON Mall Co., Ltd.	231,600	4,706,556
Japan Prime Realty Investment Corp.	1,268	2,849,295
Japan Real Estate Investment Corp.	606	4,965,794
Japan Retail Fund Investment Corp.	2,241	2,683,624
Kenedix Realty Investment Corp.	752	2,164,882
Mitsubishi Estate Co. Ltd.	1,274,000	19,575,340
Mitsui Fudosan Co., Ltd.	1,046,000	15,876,766
NTT Urban Development Corp.	2,974	2,455,306
Sumitomo Realty & Development Co., Ltd.	537,000	9,619,009

		64,896,572

Luxembourg—0.26%

ProLogis European Properties (b)	313,888	1,559,565

Malta—0.00%

BGP Holdings PLC (b)	10,349,872	0

Netherlands—1.12%

Corio N.V.	93,614	4,448,338
Eurocommercial Properties N.V. (b)	76,310	2,393,152

		6,841,490

Singapore—4.20%

Ascendas REIT	2,313,341	3,129,461
CapitaCommercial Trust	3,645,000	2,927,815
Capitaland Ltd.	3,291,500	8,378,957
CapitaMall Trust	3,750,563	4,925,852
Keppel Land Ltd.	1,612,000	3,988,216
Suntec REIT	2,431,000	2,177,325

		25,527,626

Sweden—0.49%

Castellum A.B.	350,675	2,994,808

Switzerland—0.92%

Swiss Prime Site AG (b)	102,349	5,566,270

See accompanying notes which are an integral part of this schedule.
     Invesco Global Real Estate Fund

	Shares	Value

United Kingdom—5.15%

Big Yellow Group PLC	570,394	$2,559,960
British Land Co. PLC	609,027	3,949,295
Derwent London PLC	138,495	2,667,731
Hammerson PLC	1,064,948	5,533,732
Hansteen Holdings PLC	1,852,866	1,679,098
Land Securities Group PLC	908,397	7,872,718
Segro PLC	606,733	2,504,270
Shaftesbury PLC	495,757	2,671,721
Unite Group PLC (b)	693,182	1,916,590

		31,355,115

United States—42.19%

Acadia Realty Trust	147,539	2,639,473
Alexandria Real Estate Equities, Inc.	117,705	7,719,094
AMB Property Corp.	166,126	4,307,647
AvalonBay Communities, Inc.	84,108	8,247,631
Boston Properties, Inc.	145,872	11,185,465
Brookfield Properties Corp.	370,547	5,428,822
Camden Property Trust	237,417	10,835,712
DCT Industrial Trust Inc.	528,559	2,558,226
DiamondRock Hospitality Co. (b)	259,724	2,373,877
Digital Realty Trust, Inc.	243,161	13,838,293
Equity Residential	299,125	13,499,511
Essex Property Trust, Inc.	94,635	9,958,441
Federal Realty Investment Trust	20,479	1,509,302
Health Care REIT, Inc.	229,185	9,873,290
Host Hotels & Resorts Inc.	1,123,172	16,016,433
Kilroy Realty Corp.	158,669	5,220,210
LaSalle Hotel Properties	87,400	1,966,500
Liberty Property Trust	281,526	8,673,816
Macerich Co. (The)	186,971	7,733,121
Mack-Cali Realty Corp.	69,165	2,281,062
Marriott International, Inc. -Class A	141,743	4,741,303
Mid-America Apartment Communities, Inc.	24,400	1,332,972
Nationwide Health Properties, Inc.	118,166	4,193,711
Piedmont Office Realty Trust Inc. —Class A	158,400	3,006,432
Post Properties, Inc.	81,612	2,046,829
ProLogis	586,047	6,669,215
Public Storage	110,078	10,203,130
Regency Centers Corp.	250,783	9,216,275
Retail Opportunity Investments Corp.	163,991	1,584,153
Senior Housing Properties Trust	322,422	6,719,274
Simon Property Group, Inc.	324,740	27,612,642
SL Green Realty Corp.	51,912	3,233,598
Sovran Self Storage, Inc.	39,200	1,412,376
Starwood Hotels & Resorts Worldwide, Inc.	20,164	932,585
Tanger Factory Outlet Centers, Inc.	66,742	2,777,802
Taubman Centers, Inc.	52,500	2,125,725
Ventas, Inc.	184,771	8,674,998
Vornado Realty Trust	149,411	11,606,247
Weingarten Realty Investors	134,400	2,803,584
		256,758,777

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $562,256,044)		602,886,543

	Shares	Value

Money Market Funds—0.58%

Liquid Assets Portfolio-Institutional Class (c)	1,781,769	$1,781,769
Premier Portfolio-Institutional Class (c)	1,781,769	1,781,769

Total Money Market Funds (Cost $3,563,538)		3,563,538

TOTAL INVESTMENTS—99.65% (Cost $565,819,582)		606,450,081

OTHER ASSETS LESS LIABILITIES—0.35%		2,118,732

NET ASSETS—100.00%		$608,568,813

Investment Abbreviations:
REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2010 represented 0.25% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
     Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
                    Invesco Global Real Estate Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
     The Fund re-characterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the re-characterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a re-characterization will be made in the following year. The Fund records as dividend income the amount re-characterized as ordinary income and as realized gain the amount re-characterized as capital gain in the Statement of Operations, and the amount re-characterized as return of capital in the Statement of Changes in Net Assets. These re-characterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
                    Invesco Global Real Estate Fund

E.	Foreign Currency Translations — (continued)
foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
                    Invesco Global Real Estate Fund

	Level 1*	Level 2*	Level 3	Total

Australia	$—	$62,460,138	$—	$62,460,138
Austria	—	2,477,384	—	2,477,384
Brazil	2,625,957	—	—	2,625,957
Canada	17,247,799	—	—	17,247,799
China	—	2,973,782	—	2,973,782
Finland	—	3,557,238	—	3,557,238
France	—	27,671,156	—	27,671,156
Germany	1,610,543	—	—	1,610,543
Hong Kong	13,818,287	72,944,036	—	86,762,323
Japan	—	64,896,572	—	64,896,572
Luxembourg	1,559,565	—	—	1,559,565
Netherlands	—	6,841,490	—	6,841,490
Singapore	5,105,140	20,422,486	—	25,527,626
Sweden	—	2,994,808	—	2,994,808
Switzerland	—	5,566,270	—	5,566,270
United Kingdom	—	31,355,115	—	31,355,115
United States	260,322,315	—	—	260,322,315

Total Investments	$302,289,605	$304,160,476	$—	$606,450,081

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2010 was $153,884,169 and $136,232,041, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$27,942,391
Aggregate unrealized (depreciation) of investment securities	(29,024,209)

Net unrealized appreciation (depreciation) of investment securities	$(1,081,818)

Cost of investments for tax purposes is $607,531,899.
                    Invesco Global Real Estate Fund

Invesco High Yield Fund
(formerly known as AIM High Yield Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	HYI-QTR-1 05/10	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2010
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—96.75%
Advertising—0.19%
Lamar Media Corp, Sr. Notes,
7.88%, 04/15/18(b)	$1,585,000	$1,583,019
Aerospace & Defense—0.71%
BE Aerospace, Inc., Sr. Unsec. Notes, 8.50%, 07/01/18	2,520,000	2,608,200
Bombardier Inc. (Canada), Sr. Notes,
7.50%, 03/15/18(b)	1,160,000	1,177,400
7.75%, 03/15/20(b)	1,745,000	1,788,625
Triumph Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/17	379,000	365,735

		5,939,960

Airlines—3.06%
American Airlines Pass Through Trust-Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	1,017,940	1,138,821
Continental Airlines Inc., Sr. Unsec. Unsub. Notes,
8.75%, 12/01/11	2,810,000	2,824,050
Series 2000-1, Class C-1, Sec. Sub. Pass Through Ctfs.,
8.50%, 05/01/11	556,077	557,468
Series 2000-2, Class B, Sec. Sub. Pass Through Ctfs.,
8.31%, 04/02/18	732,574	723,416
Series 2001-1, Class B, Sec. Sub. Pass Through Ctfs.,
7.37%, 12/15/15	683,182	662,686
Series 2009-1, Class B, Global Pass Through Ctfs.,
9.25%, 05/10/17	2,025,000	2,112,328
Series 2009-1, Class A, Pass Through Ctfs.,
9.00%, 07/08/16	3,105,922	3,369,926
Delta Air Lines, Inc., Sr. Sec. Notes,
9.50%, 09/15/14(b)	746,000	772,110
Series 2002-1, Class C, Sec. Pass Through Ctfs.,
7.78%, 01/02/12	1,477,832	1,459,359
Series 2007-1, Class C, Sec. Global Pass Through Ctfs.,
8.95%, 08/10/14	3,059,084	2,959,664

	Principal
	Amount	Value
Airlines—(continued)
UAL Corp., Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs.,
7.34%, 07/02/19(b)	$1,941,121	$1,688,775
Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs.,
10.40%, 11/01/16	3,215,929	3,521,442
Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs.,
9.75%, 01/15/17	2,820,000	3,031,500
United Air Lines Inc., Sr. Sec. Notes, 9.88%, 08/01/13(b)	715,000	732,875

		25,554,420

Alternative Carriers—2.19%
Global Crossing UK Finance PLC (United Kingdom), Sr. Sec. Gtd. Unsub. Global Notes, 10.75%, 12/15/14	530,000	551,200
Intelsat Intermediate Holding Co. S.A. (Bermuda), Sr. Unsec. Gtd. Disc. Global Notes, 9.50%, 02/01/15	7,195,000	7,392,862
Intelsat Jackson Holdings S.A. (Bermuda), Sr. Unsec. Gtd. Global Notes, 11.25%, 06/15/16	4,885,000	5,190,313
Level 3 Financing Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 9.25%, 11/01/14	5,640,000	5,160,600

		18,294,975

Aluminum—1.46%
Century Aluminum Co., Sr. Sec. Notes, 8.00%, 05/15/14	6,367,100	6,176,087
Novelis Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.25%, 02/15/15	6,430,000	6,028,125

		12,204,212

Apparel Retail—1.19%
Collective Brands, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.25%, 08/01/13	5,743,000	5,757,357
Limited Brands Inc., Sr. Unsec. Gtd. Global Notes,
8.50%, 06/15/19	3,540,000	3,796,650
Sr. Unsec. Gtd. Unsub. Notes,
7.00%, 05/01/20	345,000	344,138

		9,898,145

Apparel, Accessories & Luxury Goods—1.80%
Hanesbrands, Inc.-Series B, Sr. Unsec. Gtd. Floating Rate Global Notes, 3.83%, 12/15/14(c)	3,910,000	3,694,950
Levi Strauss & Co.,
Sr. Unsec. Unsub. Global Notes,
8.88%, 04/01/16	3,800,000	3,990,000
Sr. Unsec. Unsub. Notes,
7.63%, 05/15/20(b)	745,000	728,238
See accompanying notes which are an integral part of this schedule.
          Invesco High Yield Fund

	Principal
	Amount	Value

Apparel, Accessories & Luxury Goods—(continued)
Perry Ellis International, Inc.- Series B, Sr. Unsec. Gtd. Global Notes, 8.88%, 09/15/13	$3,875,000	$3,933,125
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	3,055,000	2,669,306

		15,015,619

Auto Parts & Equipment—1.06%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 11.00%, 11/01/15(b)	4,680,000	4,890,600
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/15/15	3,945,000	3,954,863

		8,845,463

Automobile Manufacturers—1.65%
Ford Motor Co., Sr. Unsec. Conv. Notes,
4.25%, 11/15/16	2,325,000	3,303,127
Sr. Unsec. Unsub. Global Notes,
7.45%, 07/16/31	6,690,000	6,021,000
Motors Liquidation Co., Sr. Unsec. Unsub. Global Notes,
7.20%, 01/15/11(d)	6,310,000	1,956,100
Sr. Unsec. Unsub. Notes,
8.38%, 07/15/33(d)	7,725,000	2,510,625

		13,790,852

Broadcasting—1.12%
Allbritton Communications Co., Sr. Notes, 8.00%, 05/15/18(b)	2,155,000	2,068,800
Belo Corp., Sr. Unsec. Unsub. Notes,
6.75%, 05/30/13	1,855,000	1,859,637
8.00%, 11/15/16	2,250,000	2,264,062
Clear Channel Worldwide Holdings Inc., Sr. Unsec. Gtd. Unsub. Notes,
9.25%, 12/15/17(b)	950,000	972,563
9.25%, 12/15/17(b)	290,000	296,525
LIN Television Corp., Sr. Unsec. Gtd. Notes, 8.38%, 04/15/18(b)	1,870,000	1,855,975

		9,317,562

Building Products—4.68%
AMH Holdings Inc., Sr. Unsec. Disc. Global Notes, 11.25%, 03/01/14	8,625,000	8,630,391
Building Materials Corp. of America, Sr. Gtd. Notes,
7.50%, 03/15/20(b)	2,475,000	2,425,500
Sr. Sec. Notes,
7.00%, 02/15/20(b)	3,235,000	3,243,088
Gibraltar Industries Inc. -Series B, Sr. Unsec. Gtd. Global Notes,
8.00%, 12/01/15	2,910,000	2,859,075
Goodman Global Group Inc., Sr. Disc. Notes, 12.45%, 12/15/14(b)(e)	8,395,000	5,057,987
Nortek Inc., Sr. Sec. Global Notes,
11.00%, 12/01/13	5,017,732	5,256,074

	Principal
	Amount	Value

Building Products—(continued)
Ply Gem Industries Inc., Sr. Sec. Gtd. First & Second Lien Global Notes,
11.75%, 06/15/13	$7,115,000	$7,346,237
Sr. Notes,
13.13%, 07/15/14(b)	2,860,000	2,888,600
USG Corp., Sr. Unsec. Gtd. Notes,
9.75%, 08/01/14(b)	1,245,000	1,304,138

		39,011,090

Cable & Satellite—1.55%
Cablevision Systems Corp., Sr. Notes,
8.63%, 09/15/17(b)	1,890,000	1,908,900
Sr. Unsec. Unsub. Notes,
7.75%, 04/15/18	490,000	478,975
8.00%, 04/15/20	325,000	321,344
CSC Holdings LLC, Sr. Unsec. Notes, 8.63%, 02/15/19(b)	805,000	843,237
Hughes Network Systems LLC/HNS Finance Corp., Sr. Unsec. Gtd. Global Notes, 9.50%, 04/15/14	880,000	880,000
Sirius XM Radio Inc., Sr. Unsec. Gtd. Unsub. Notes, 8.75%, 04/01/15(b)	4,625,000	4,549,844
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes,
8.38%, 10/15/19	1,055,000	1,060,275
Series 1, Sr. Unsec. Gtd. Global Notes,
9.50%, 08/15/16	2,800,000	2,884,000

		12,926,575

Casinos & Gaming—5.38%
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes,
7.25%, 02/15/15(b)	1,653,000	1,632,337
Harrah’s Operating Co. Inc., Sr. Sec. Global Notes,
11.25%, 06/01/17	3,810,000	4,010,025
Sr. Sec. Notes,
12.75%, 04/15/18(b)	680,000	625,600
Sr. Unsec. Gtd. Unsub. Global Bonds,
5.63%, 06/01/15	2,350,000	1,468,750
MGM Mirage, Sr. Sec. Gtd. Notes,
13.00%, 11/15/13	2,385,000	2,718,900
9.00%, 03/15/20(b)	665,000	673,313
Sr. Sec. Notes,
10.38%, 05/15/14(b)	1,085,000	1,160,950
11.13%, 11/15/17(b)	1,085,000	1,182,650
Sr. Unsec. Gtd. Global Notes,
6.63%, 07/15/15	4,630,000	3,634,550
Sr. Unsec. Gtd. Notes,
4.25%, 04/15/15(b)	1,425,000	1,321,830
Sr. Unsec. Gtd. Unsub. Global Notes,
6.75%, 09/01/12	6,455,000	5,987,012
See accompanying notes which are an integral part of this schedule.
          Invesco High Yield Fund

	Principal
	Amount	Value

Casinos & Gaming—(continued)
Midwest Gaming Borrower LLC/ Midwest Finance Corp., Sr. Sec. Notes, 11.63%, 04/15/16(b)	$680,000	$669,800
Pinnacle Entertainment, Inc., Sr. Notes, 8.63%, 08/01/17(b)	6,650,000	6,650,000
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes,
9.25%, 06/15/19	640,000	662,400
Sr. Unsec. Gtd. Notes,
9.25%, 06/15/19(b)	635,000	654,050
Seneca Gaming Corp., Sr. Unsec. Unsub. Global Notes,
7.25%, 05/01/12	790,000	782,100
Series B,
Sr. Unsec. Global Notes,
7.25%, 05/01/12	4,150,000	4,108,500
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes,
4.14%, 02/01/14(b)(c)	1,790,000	1,467,800
Sr. Sec. Notes,
9.13%, 02/01/15(b)	3,190,000	2,783,275
Wynn Las Vegas Capital LLC/Corp., Sec. First Mortgage Notes,
7.88%, 11/01/17(b)	1,800,000	1,795,500
Sr. Sec. Gtd. First Mortgage Global Notes,
6.63%, 12/01/14	940,000	932,950

		44,922,292

Coal & Consumable Fuels—0.12%
Consol Energy Inc., Sr. Unsec. Gtd. Notes,
8.00%, 04/01/17(b)	495,000	507,375
8.25%, 04/01/20(b)	495,000	507,375

		1,014,750

Commodity Chemicals—0.04%
Westlake Chemical Corp., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/16	315,000	303,581

Communications Equipment—0.24%
Hughes Network Systems LLC/HNS Finance Corp., Sr. Unsec. Gtd. Global Notes, 9.50%, 04/15/14	2,020,000	2,020,000

Computer Storage & Peripherals—0.15%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Notes, 6.88%, 05/01/20	1,295,000	1,233,488

Construction & Engineering—0.74%
American Residential Services LLC, Sr. Sec. Notes, 12.00%, 04/15/15(b)	1,375,000	1,388,750
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	4,940,000	4,791,800

		6,180,550

	Principal
	Amount	Value

Construction Materials—1.65%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	$3,390,000	$3,126,666
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15(b)	680,000	714,816
Texas Industries, Inc., Sr. Unsec. Gtd. Unsub. Global Notes,
7.25%, 07/15/13	2,085,000	2,032,875
7.25%, 07/15/13	3,505,000	3,417,375
U.S. Concrete, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 04/01/14(d)	8,215,000	4,477,175

		13,768,907

Construction, Farm Machinery & Heavy Trucks—1.41%
Case New Holland Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 7.75%, 09/01/13	1,795,000	1,835,387
CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	730,000	715,400
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	4,650,000	4,673,250
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes,
8.25%, 03/01/17	785,000	812,475
8.50%, 03/01/20	2,200,000	2,288,000
Terex Corp., Sr. Unsec. Global Notes, 10.88%, 06/01/16	1,320,000	1,438,800

		11,763,312

Consumer Finance—4.36%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes,
8.00%, 11/01/31	8,252,000	7,550,580
Sr. Unsec. Gtd. Notes,
8.00%, 03/15/20(b)	8,940,000	8,761,200
Capital One Capital VI, Jr. Sub. Gtd. Trust Pfd. Securities,
8.88%, 05/15/40	3,880,000	3,977,000
Ford Motor Credit Co. LLC, Sr. Unsec. Notes,
8.70%, 10/01/14	6,650,000	6,849,500
7.00%, 04/15/15	3,380,000	3,346,200
8.00%, 12/15/16	2,140,000	2,161,400
8.13%, 01/15/20	2,125,000	2,125,000
National Money Mart Co. (Canada), Sr. Gtd. Notes, 10.38%, 12/15/16(b)	1,550,000	1,581,000

		36,351,880

Data Processing & Outsourced Services—1.82%
First Data Corp., Sr. Unsec. Gtd. Global Notes,
9.88%, 09/24/15	6,730,000	5,484,950
Sr. Unsec. Gtd. Unsub. Global Notes,
9.88%, 09/24/15	2,230,000	1,817,450
SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes,
9.13%, 08/15/13	4,748,000	4,807,350
Sr. Unsec. Gtd. Global Notes,
10.25%, 08/15/15	2,990,000	3,042,325

		15,152,075

See accompanying notes which are an integral part of this schedule.
          Invesco High Yield Fund

	Principal
	Amount	Value

Distillers & Vintners—0.19%
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	$1,600,000	$1,592,000
Diversified Banks—0.28%
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 6.40%, 10/21/19	580,000	573,973
Wells Fargo Capital XV, Jr. Unsec. Sub. Gtd. Variable Rate Global Notes, 9.75% (c)(f)	1,635,000	1,757,625

		2,331,598

Diversified Metals & Mining—1.09%
FMG Finance Pty. Ltd. (Australia), Sr. Sec. Gtd. Notes, 10.63%, 09/01/16(b)	4,995,000	5,556,937
Vedanta Resources PLC (United Kingdom), Sr. Unsec. Unsub. Notes, 9.50%, 07/18/18(b)	3,445,000	3,533,939

		9,090,876

Diversified Support Services—1.54%
Education Management LLC/Education Management Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/14	1,435,000	1,449,350
Mobile Mini, Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 08/01/14	935,000	950,194
Travelport LLC, Sr. Unsec. Gtd. Global Notes, 11.88%, 09/01/16	2,730,000	2,784,600
Sr. Unsec. Gtd. Global Notes, 9.88%, 09/01/14	7,665,000	7,703,325

		12,887,469

Electric Utilities—0.73%
Elwood Energy LLC, Sr. Sec. Global Notes, 8.16%, 07/05/26	1,833,956	1,742,258
LSP Energy L.P./LSP Batesville Funding Corp., Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14	1,744,470	1,519,025
Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	3,845,000	2,835,687

		6,096,970

Electrical Components & Equipment—0.22%
Belden Inc., Sr. Gtd. Notes, 9.25%, 06/15/19(b)	1,695,000	1,796,700
Electronic Manufacturing Services—0.06%
Jabil Circuit, Inc., Sr. Unsec. Notes, 7.75%, 07/15/16	500,000	510,000

	Principal
	Amount	Value

Environmental & Facilities Services—0.17%
Clean Harbors Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/16	$1,330,000	$1,376,550
Food Retail—0.46%
American Stores Co., Sr. Unsec. Unsub. Bonds, 8.00%, 06/01/26	1,370,000	1,181,625
Dole Food Co. Inc., Sr. Sec. Notes, 8.00%, 10/01/16(b)	825,000	829,125
New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	2,060,000	1,823,100

		3,833,850

Forest Products—0.09%
Weyerhaeuser Co., Sr. Unsec. Unsub. Deb., 6.88%, 12/15/33	775,000	715,816
Gas Utilities—0.54%
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Unsec. Global Notes, 6.75%, 05/01/14	2,890,000	2,817,750
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	1,715,000	1,715,000

		4,532,750

Health Care Equipment—0.54%
DJO Finance LLC/DJO Finance Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	3,635,000	3,762,225
Sr. Unsec. Notes, 10.88%, 11/15/14(b)	755,000	781,425

		4,543,650

Health Care Facilities—2.96%
Community Health Systems Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 8.88%, 07/15/15	4,635,000	4,774,050
HCA, Inc., Sec. Gtd. Global Notes, 9.25%, 11/15/16	2,450,000	2,584,750
Sr. Sec. Gtd. Notes, 7.88%, 02/15/20(b)	3,300,000	3,366,000
Sr. Unsec. Global Notes, 6.38%, 01/15/15	1,075,000	991,687
Sr. Unsec. Notes, 6.75%, 07/15/13	3,610,000	3,501,700
Sr. Unsec. Unsub. Notes, 7.19%, 11/15/15	2,230,000	2,096,200
Healthsouth Corp., Sr. Unsec. Gtd. Unsub. Notes, 8.13%, 02/15/20	1,245,000	1,213,875
Psychiatric Solutions, Inc., Series 1, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/15	1,390,000	1,428,225
Tenet Healthcare Corp., Sr. Unsec. Unsub. Notes, 7.38%, 02/01/13	4,710,000	4,757,100

		24,713,587

See accompanying notes which are an integral part of this schedule.
     Invesco High Yield Fund

	Principal
	Amount	Value

Health Care Services—1.21%
Multiplan Inc., Sr. Unsec. Notes, 10.38%, 04/15/16(b)	$3,891,000	$4,027,185
Universal Hospital Services Inc., Sr. Sec. PIK Global Notes, 8.50%, 06/01/15	2,810,000	2,711,650
Viant Holdings Inc., Sr. Unsec. Gtd. Notes, 10.13%, 07/15/17(b)	3,341,000	3,341,000

		10,079,835

Health Care Supplies—0.18%
Inverness Medical Innovations Inc., Sr. Unsec. Gtd. Notes, 9.00%, 05/15/16	1,545,000	1,537,275
Homebuilding—0.32%
TOUSA, Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/10(d)	2,875,000	1,983,750
9.00%, 07/01/10(d)	935,000	645,150

		2,628,900

Hotels, Resorts & Cruise Lines—1.03%
Royal Caribbean Cruises Ltd., Sr. Unsec. Unsub. Global Notes, 6.88%, 12/01/13	1,765,000	1,725,287
Sr. Unsec. Unsub. Yankee Notes, 7.25%, 03/15/18	2,230,000	2,129,650
Royal Caribbean Cruises Ltd. (Trinidad), Sr. Unsec. Unsub. Yankee Notes, 7.50%, 10/15/27	2,024,000	1,801,360
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Unsub. Notes, 7.15%, 12/01/19	2,810,000	2,810,000
Wyndham Worldwide Corp., Sr. Unsec. Unsub. Notes, 7.38%, 03/01/20	90,000	91,463

		8,557,760

Household Products—0.51%
Central Garden and Pet Co., Sr. Gtd. Notes, 8.25%, 03/01/18	4,255,000	4,255,000
Housewares & Specialties—0.50%
Yankee Acquisition Corp., Series B, Sr. Gtd. Global Notes, 8.50%, 02/15/15	4,090,000	4,130,900
Independent Power Producers & Energy Traders—1.49%
AES Corp. (The), Sr. Unsec. Notes, 9.75%, 04/15/16(b)	1,830,000	1,946,662
Sr. Unsec. Unsub. Global Notes, 8.00%, 10/15/17	885,000	873,938
AES Red Oak LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	4,016,291	4,086,576
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/16	2,361,000	2,301,975
Sr. Unsec. Gtd. Unsub. Notes, 7.38%, 01/15/17	3,360,000	3,259,200

		12,468,351

	Principal
	Amount	Value

Industrial Conglomerates—0.07%
Aleris International Inc., Sr. Unsec. Gtd. PIK Global Notes, 9.00%, 12/15/14(d)	$3,060,000	$7,650
Indalex Holding Corp., Series B, Sr. Sec. Gtd. Global Notes, 11.50%, 02/01/14(d)	3,260,000	32,600
RBS Global Inc./Rexnord LLC, Sr. Unsec. Gtd. Notes, 8.50%, 05/01/18(b)	605,000	579,288

		619,538

Industrial Machinery—0.27%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	1,090,000	1,070,925
Columbus McKinnon Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 11/01/13	1,130,000	1,141,300

		2,212,225

Integrated Oil & Gas—0.19%
Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Unsub. Notes, 7.25%, 11/05/19(b)	1,585,000	1,591,333
Integrated Telecommunication Services—0.96%
Hawaiian Telcom Communications Inc.- Series B, Sr. Unsec. Gtd. Unsub. Global Notes, 9.75%, 05/01/13(d)	5,275,000	161,547
Nordic Telephone Co. Holdings ApS (Denmark), Sr. Sec. Bonds, 8.88%, 05/01/16(b)	1,235,000	1,304,469
Qwest Communications International Inc., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/18(b)	3,120,000	3,038,100
Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	3,405,000	3,490,125

		7,994,241

Internet Software & Services—0.22%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	1,830,000	1,857,450
Investment Banking & Brokerage—0.53%
E*Trade Financial Corp.,
Sr. Unsec. Unsub. Global Notes, 7.38%, 09/15/13	1,330,000	1,236,900
Sr. Unsec. Unsub. Notes, 7.88%, 12/01/15	3,470,000	3,209,750

		4,446,650

Leisure Facilities—0.71%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 8.75%, 06/01/16	660,000	694,650
Universal City Development Partners Ltd., Sr. Notes, 8.88%, 11/15/15(b)	4,985,000	4,935,150
Sr. Notes, 10.88%, 11/15/16(b)	320,000	331,200

		5,961,000

See accompanying notes which are an integral part of this schedule.
     Invesco High Yield Fund

	Principal
	Amount	Value

Life & Health Insurance—1.51%
Aflac Inc., Sr. Unsec. Unsub. Notes, 6.90%, 12/17/39	$2,590,000	$2,595,155
MetLife Inc., Jr. Sub. Global Notes, 10.75%, 08/01/39	2,915,000	3,469,519
Pacific Life Insurance Co., Sub. Notes, 9.25%, 06/15/39(b)	1,420,000	1,774,590
Protective Life Corp., Sr. Unsec. Notes, 7.38%, 10/15/19	4,470,000	4,798,467

		12,637,731

Life Sciences Tools & Services—0.21%
Patheon Inc. (Canada), Sr. Sec. Notes, 8.63%, 04/15/17(b)	1,795,000	1,781,538
Metal & Glass Containers—0.37%
Graham Packaging Co. L.P./GPC Capital Corp. I, Sr. Unsec. Gtd. Notes, 8.25%, 01/01/17(b)	1,240,000	1,212,100
Sr. Unsec. Gtd. Global Notes, 9.88%, 10/15/14	1,832,000	1,859,480

		3,071,580

Movies & Entertainment—0.80%
AMC Entertainment Inc., Sr. Unsec. Global Notes, 8.75%, 06/01/19	2,090,000	2,095,225
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/01/14	3,154,000	3,083,035
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	1,280,000	1,305,600
Live Nation Entertainment Inc., Sr. Unsec. Notes, 8.13%, 05/15/18(b)	200,000	199,000

		6,682,860

Multi-Line Insurance—2.62%
American International Group, Inc., Jr. Sub. Variable Rate Global Notes, 8.18%, 05/15/58 (c)	7,450,000	5,773,750
Sr. Unsec. Global Notes, 6.25%, 05/01/36	1,005,000	778,875
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(c)	1,810,000	1,666,745
Sr. Unsec. Global Notes, 5.95%, 10/15/36	1,250,000	1,038,089
Sr. Unsec. Notes, 6.10%, 10/01/41	635,000	526,569
Liberty Mutual Group Inc., Sr. Unsec. Bonds, 7.50%, 08/15/36(b)	1,300,000	1,199,225
Sr. Unsec. Notes, 6.70%, 08/15/16(b)	955,000	981,083

	Principal
	Amount	Value

Multi-Line Insurance—(continued)
Liberty Mutual Insurance Co., Unsec. Sub. Notes, 8.50%, 05/15/25(b)	$3,280,000	$3,643,243
Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/15/39(b)	5,485,000	6,273,442

		21,881,021

Office Services & Supplies—1.08%
ACCO Brands Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 08/15/15	1,095,000	1,023,825
IKON Office Solutions, Inc., Sr. Unsec. Unsub. Notes, 6.75%, 12/01/25	4,690,000	4,613,787
7.30%, 11/01/27	3,295,000	3,402,088

		9,039,700

Oil & Gas Equipment & Services—1.01%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	2,650,000	2,570,500
Key Energy Services, Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 8.38%, 12/01/14	3,495,000	3,477,525
Offrig Drilling ASA (Norway), Sr. Sec. Unsub. Bonds, 9.75%, 04/27/11(b)	2,400,000	2,382,432

		8,430,457

Oil & Gas Exploration & Production—7.86%
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/01/15	3,555,000	3,297,262
8.88%, 02/01/17	4,845,000	4,469,512
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 06/15/15	4,690,000	4,690,000
6.25%, 01/15/18	1,000,000	1,000,000
6.88%, 11/15/20	1,340,000	1,336,650
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	3,275,000	3,275,000
Continental Resources Inc., Sr. Gtd. Notes, 7.38%, 10/01/20(b)	420,000	413,700
Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	1,085,000	1,133,825
Delta Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/15	5,630,000	4,278,800
Denbury Resources Inc., Sr. Gtd. Notes, 9.75%, 03/01/16	1,960,000	2,116,800
Encore Acquisition Co., Sr. Gtd. Notes, 9.50%, 05/01/16	630,000	667,013
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	5,282,000	5,348,025
Newfield Exploration Co., Sr. Unsec. Global Notes, 7.13%, 05/15/18	4,440,000	4,395,600
Petrohawk Energy Corp., Sr. Unsec. Gtd. Unsub. Global Notes, 7.88%, 06/01/15	6,300,000	6,118,875
See accompanying notes which are an integral part of this schedule.
     Invesco High Yield Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production—(continued)
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.75%, 06/15/15	$4,000,000	$3,930,000
7.63%, 06/01/18	3,375,000	3,164,062
7.63%, 04/01/20	1,515,000	1,408,950
Sr. Unsec. Gtd. Unsub. Notes, 8.63%, 10/15/19	1,410,000	1,378,275
Range Resources Corp., Sr. Unsec. Gtd. Notes, 7.50%, 05/15/16	1,953,000	1,977,413
7.50%, 10/01/17	5,560,000	5,587,800
Southwestern Energy Co., Sr. Gtd. Global Notes, 7.50%, 02/01/18	5,275,000	5,617,875

		65,605,437

Oil & Gas Refining & Marketing—1.37%
Coffeyville Resources LLC, Sr. Sec. Gtd. Notes, 9.00%, 04/01/15(b)	595,000	597,975
Petroplus Finance Ltd. (Switzerland), Sr. Sec. Gtd. Unsub. Notes, 6.75%05/01/14(b)	1,420,000	1,299,300
Tesoro Corp., Sr. Unsec. Gtd. Unsub. Global Bonds, 6.50%, 06/01/17	2,852,000	2,566,800
Sr. Unsec. Gtd. Unsub. Global Notes, 6.63%, 11/01/15	1,500,000	1,426,875
United Refining Co.-Series 2, Sr. Unsec. Gtd. Global Notes, 10.50%, 08/15/12	5,940,000	5,539,050

		11,430,000

Oil & Gas Storage & Transportation—2.36%
Copano Energy LLC/ Capano Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/16	3,735,000	3,622,950
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/15	1,710,000	1,750,613
8.25%, 03/01/16	2,455,000	2,491,825
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	3,405,000	3,447,562
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	2,630,000	2,564,250
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 12/15/13	4,085,000	4,207,550
Teekay Corp. (Canada), Sr. Unsec. Unsub. Global Notes, 8.50%, 01/15/20	1,545,000	1,568,175

		19,652,925

Other Diversified Financial Services—2.02%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	3,085,000	3,151,577
Ineos Finance PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 05/15/15(b)	740,000	736,300

	Principal
	Amount	Value

Other Diversified Financial Services—(continued)
International Lease Finance Corp., Sr. Unsec. Unsub. Notes, 8.63%, 09/15/15(b)	$3,500,000	$3,167,500
8.75%, 03/15/17(b)	5,725,000	5,123,875
-Series R, Sr. Unsec. Medium Term Notes, 5.65%, 06/01/14	1,350,000	1,167,750
JPMorgan Chase Capital XXVII, Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	3,650,000	3,526,031

		16,873,033

Packaged Foods & Meats—0.29%
Chiquita Brands International, Inc., Sr. Unsec. Unsub. Global Notes, 8.88%, 12/01/15	1,485,000	1,457,156
Del Monte Corp., Sr. Gtd. Notes, 7.50%, 10/15/19(b)	380,000	388,550
Dole Food Co. Inc., Sr. Sec. Global Notes, 13.88%, 03/15/14	468,000	549,900

		2,395,606

Paper Packaging—0.15%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.88%, 01/15/20(b)	1,265,000	1,236,538
Paper Products—1.91%
Exopack Holding Corp., Sr. Unsec. Gtd. Global Notes, 11.25%, 02/01/14	3,085,000	3,177,550
Mercer International Inc., Sr. Unsec. Global Notes, 9.25%, 02/15/13	8,105,000	7,942,900
Neenah Paper, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/14	3,015,000	2,984,850
P.H. Glatfelter, Sr. Unsec. Gtd. Notes, 7.13%, 05/01/16(b)	1,210,000	1,188,059
PE Paper Escrow GmbH (Austria), Sr. Sec. Notes, 12.00%, 08/01/14(b)	585,000	637,650

		15,931,009

Personal Products—0.47%
NBTY, Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 10/01/15	3,895,000	3,885,262
Pharmaceuticals—0.28%
Elan Finance PLC/Elan Finance Corp. (Ireland), Sr. Unsec. Gtd. Notes, 8.75%, 10/15/16(b)	1,430,000	1,408,550
Valeant Pharmaceuticals International, Sr. Unsec. Global Notes, 7.63%, 03/15/20(b)	920,000	901,600

		2,310,150

Property & Casualty Insurance—0.57%
Crum & Forster Holdings Corp., Sr. Unsec. Unsub. Global Notes, 7.75%, 05/01/17	4,750,000	4,744,063
See accompanying notes which are an integral part of this schedule.
     Invesco High Yield Fund

	Principal
	Amount	Value

Publishing—2.51%
Gannett Co. Inc., Sr. Unsec. Gtd. Notes, 8.75%, 11/15/14(b)	$1,310,000	$1,375,500
Sr. Unsec. Gtd. Unsub. Notes, 9.38%, 11/15/17(b)	5,185,000	5,470,175
MediMedia USA Inc., Sr. Notes, 11.38%, 11/15/14(b)	465,000	436,519
Nielsen Finance Co., LLC, Sr. Global Notes, 11.63%, 02/01/14	1,135,000	1,222,963
Sr. Unsec. Gtd. Global Notes, 11.50%, 05/01/16	1,455,000	1,560,487
Sr. Unsec. Gtd. Disc. Global Notes, 4.41%, 08/01/16(g)	11,655,000	10,839,150
Reader’s Digest Association Inc. (The), Sr. Unsec. Gtd. Global Notes, 9.00%, 02/15/17(d)	3,080,000	—

		20,904,794

Railroads—0.51%
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Notes, 8.00%, 02/01/18(b)	4,240,000	4,267,567
Regional Banks—1.22%
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	2,475,000	2,258,503
Susquehanna Capital II, Gtd. Notes, 11.00%, 03/23/40	2,520,000	2,594,006
Zions Bancorporation, Sr. Unsec. Notes, 7.75%, 09/23/14	5,250,000	5,338,594

		10,191,103

Security & Alarm Services—0.08%
Corrections Corp. of America, Sr. Gtd. Notes, 7.75%, 06/01/17	655,000	677,106
Semiconductor Equipment—0.45%
Amkor Technology Inc., Sr. Unsec. Gtd. Notes, 9.25%, 06/01/16	1,780,000	1,869,000
Sr. Unsec. Notes, 7.38%, 05/01/18(b)	1,950,000	1,862,250

		3,731,250

Semiconductors—1.58%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	1,545,000	1,548,863
Sr. Unsec. Gtd. Global Notes, 8.88%, 12/15/14	6,605,000	6,010,550
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co. (South Korea), Sr. Sec. Gtd. Global Notes, 6.88%, 12/15/11(d)	5,465,000	116,131
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec. Gtd. Global Notes, 7.88%, 10/15/14	5,929,000	5,543,615

		13,219,159

	Principal
	Amount	Value

Specialized Finance—1.69%
CIT Group Inc., Sr. Sec. Bonds, 7.00%, 05/01/14	$8,340,000	$7,881,300
7.00%, 05/01/17	6,840,000	6,207,300

		14,088,600

Specialty Chemicals—1.38%
Huntsman International LLC, Sr. Gtd. Notes, 8.63%, 03/15/20(b)	595,000	550,375
Sr. Unsec. Gtd. Global Notes, 7.88%, 11/15/14	2,585,000	2,468,675
7.38%, 01/01/15	7,225,000	6,755,375
NewMarket Corp., Sr. Unsec. Gtd. Unsub. Global Notes, 7.13%, 12/15/16	2,330,000	2,295,050

		12,069,475

Specialty Properties—0.21%
Senior Housing Properties Trust, Sr. Unsec. Unsub. Notes, 6.75%, 04/15/20	1,840,000	1,791,700

Specialty Stores—0.68%
General Nutrition Centers Inc., Sr. Unsec. Gtd. Unsub. PIK Floating Rate Global Notes, 5.75%, 03/15/14©	3,335,000	3,118,225
Michaels Stores, Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 10.00%, 11/01/14	2,440,000	2,519,300

		5,637,525

Steel—0.74%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	425,000	420,750
Metals USA, Inc., Sr. Sec. Gtd. Global Notes, 11.13%, 12/01/15	2,890,000	2,955,025
Steel Dynamics Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 7.75%, 04/15/16	2,765,000	2,771,912

		6,147,687

Textiles—0.32%
Invista, Sr. Unsec. Unsub. Notes, 9.25%, 05/01/12(b)	2,670,000	2,706,713

Thrifts & Mortgage Finance—0.06%
Northern Rock Asset Management PLC (United Kingdom), Jr. Unsec. Sub. Notes, 6.59% (b)(d)(f)	1,690,000	234,572
Jr. Unsec. Sub. Yankee Notes, 5.60% (b)(d)(f)	1,715,000	285,119

		519,691

Tires & Rubber—1.67%
Cooper Tire & Rubber Co., Sr. Unsec. Unsub. Notes, 8.00%, 12/15/19	3,750,000	3,806,250
7.63%, 03/15/27	4,800,000	4,392,000
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Unsub. Notes, 8.75%, 08/15/20	5,746,000	5,774,730

		13,972,980

See accompanying notes which are an integral part of this schedule.
     Invesco High Yield Fund

	Principal
	Amount		Value

Trading Companies & Distributors—1.12%
Ashtead Capital Inc., Sr. Sec. Gtd. Notes, 9.00%, 08/15/16(b)		$2,120,000	$2,120,000
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16		2,557,000	2,473,898
Sunstate Equipment Co., LLC, Sr. Unsec. Unsub. Notes, 10.50%, 04/01/13(b)		1,265,000	1,114,781
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/15/13		550,000	525,250
7.00%, 02/15/14		3,285,000	3,087,900

			9,321,829

Trucking—0.24%
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 8.88%, 01/01/14		2,005,000	2,020,037

Wireless Telecommunication Services—3.71%
Clearwire Communications LLC/Clearwire Finance Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)		6,685,000	6,501,162
Cricket Communications, Inc., Sr. Sec. Gtd. Unsub. Global Notes, 7.75%, 05/15/16		2,105,000	2,141,837
Sr. Unsec. Gtd. Unsub. Global Notes, 10.00%, 07/15/15		865,000	886,625
Digicel Group Ltd. (Bermuda), Sr. Notes, 10.50%, 04/15/18(b)		200,000	208,250
Sr. Unsec. Notes, 8.88%, 01/15/15(b)		2,005,000	1,972,419
Digicel Ltd. (Bermuda), Sr. Notes, 8.25%, 09/01/17(b)		2,175,000	2,142,375
Sr. Unsec. Notes, 12.00%, 04/01/14(b)		1,665,000	1,864,800
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14		2,610,000	2,704,613
9.25%, 11/01/14		1,000,000	1,026,250
SBA Telecommunications Inc., Sr. Gtd. Notes, 8.25%, 08/15/19(b)		2,200,000	2,274,250
Sprint Capital Corp., Sr. Unsec. Gtd. Unsub. Global Notes, 6.88%, 11/15/28		4,840,000	4,065,600
Sprint Nextel Corp., Sr. Unsec. Unsub. Notes, 8.38%, 08/15/17		5,225,000	5,159,687

			30,947,868

Total U.S. Dollar Denominated Bonds & Notes (Cost $812,138,831)			807,258,995

Non-U.S. Dollar Denominated Bonds & Notes—3.75%(h)
Croatia—0.27%
Agrokor , Sr. Unsec. Medium-Term Euro Notes, 10.00%, 12/07/16	EUR	1,870,000	2,265,440

	Principal
	Amount		Value

Greece—0.14%
Yioula Glassworks S.A., Sr. Unsec. Gtd. Notes, 9.00%, 12/01/15(b)	EUR	1,750,000	$1,202,264

Ireland—0.11%
Ardagh Glass Finance PLC, Sr. Notes, 8.75%, 02/01/20(b)	EUR	740,000	907,832

Luxembourg—0.86%
Cirsa Funding Luxembourg S.A., Sr. Gtd. Euro Bonds, 8.75%, 05/15/18(b)	EUR	480,000	553,532
Hellas Telecommunications, Sr. Sec. Gtd. Floating Rate Bonds, 4.64%, 10/15/12(b)(c)	EUR	7,311,851	4,709,344
M&G Finance Luxembourg S.A., Jr. Unsec. Gtd. Sub. Variable Euro Bonds, 7.50% (c)(f)	EUR	4,400,000	796,193
TMD Friction Finance S.A., Sr. Sec. Gtd. Bonds, 10.75%, 05/15/17(b)	EUR	885,000	1,085,175

			7,144,244

Netherlands—1.32%
Boats Investments B.V., Sec. PIK Euro Medium-Term Notes, 11.00%, 03/31/17	EUR	982,385	1,024,412
Carlson Wagonlit B.V. (Netherlands), Sr. Gtd. Floating Rate Notes, 6.41%, 05/01/15(b)(c)	EUR	4,040,000	4,423,473
Intergen N.V. (Netherlands), Sr. Sec. Gtd. Bonds, 9.00%, 06/30/17(b)	EUR	1,275,000	1,278,187
New World Resources N.V. (Netherlands), Sr. Sec. Euro Bonds, 7.88%, 05/01/18(b)	EUR	1,110,000	1,286,852
Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	2,515,000	3,000,553

			11,013,477

Spain—0.24%
Campofrio Food Group S.A., Sr. Unsec. Gtd. Unsub. Notes, 8.25%, 10/31/16(b)	EUR	1,680,000	1,979,422

Trinidad—0.10%
Royal Caribbean Cruises Ltd., Sr. Unsec. Unsub. Bonds, 5.63%, 01/27/14(b)	EUR	720,000	836,923

United Kingdom—0.50%
Avis Finance Co. PLC, Sr. Unsec. Gtd. Unsub. Floating Rate Euro Bonds, 3.28%, 07/31/13(c)	EUR	1,510,000	1,639,434
Infinis PLC, Sr. Notes, 9.13%, 12/15/14(b)	GBP	1,135,000	1,665,252
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 01/28/17(b)	EUR	740,000	904,428

			4,209,114

See accompanying notes which are an integral part of this schedule.
     Invesco High Yield Fund

	Principal
	Amount		Value

United States—0.21%
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/01/14	EUR	1,430,000	$1,754,324

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $37,661,767)			31,313,040

	Shares

Common Stocks & Other Equity Interests—0.39%
Broadcasting—0.27%
Adelphia Communications Corp. (i)	50,250	62,813
Adelphia Recovery Trust, Series ACC-1 (i)	4,846,549	150,243
Adelphia Recovery Trust, Series ARAHOVA (i)	2,211,702	398,106
Virgin Media Inc.	103,800	1,677,408

		2,288,570

Building Products—0.02%
Nortek, Inc. (j)	2,990	137,540
Publishing—0.10%
Dex One Corp. (j)	40,723	834,007

Total Common Stocks & Other Equity Interests (Cost $7,520,422)		3,260,117

Preferred Stock—0.25%
Diversified Banks—0.25%
Ally Financial, Inc., Series G, 7.00% -Pfd. (Cost $883,191)(b)	2,809	2,113,070

	Principal
	Amount

Senior Secured Floating Rate Interest Loans—0.16%
Airlines—0.16%
Evergreen International Aviation, Inc.,, Sr. Gtd. Floating Rate First Lien Term Loan, 9.00%, 10/31/11 (Cost $1,390,638)(c)	$1,390,638	1,307,200

TOTAL INVESTMENTS—101.30% (Cost $859,594,849)		845,252,422

OTHER ASSETS LESS LIABILITIES—(1.30)%		(10,856,695)

NET ASSETS—100.00%		$834,395,727

Investment Abbreviations:

Conv.	—	Convertible
Ctfs.	—	Certificates
Disc.	—	Discounted
EUR	—	Euro
GBP	—	British Pound
Gtd.	—	Guaranteed
Jr.	—	Junior
Pfd.	—	Preferred
PIK	—	Payment in Kind
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
Unsub.	—	Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2010 was $222,080,471, which represented 26.62% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2010.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2010 was $12,410,419, which represented 1.49% of the Fund’s Net Assets

(e)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(f)	Perpetual bond with no specified maturity date.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)	Non-income producing security.
See accompanying notes which are an integral part of this schedule.
     Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board
     Invesco High Yield Fund

A.	Security Valuations — (continued)
of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Lower-Rated Securities — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
     Invesco High Yield Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$3,197,304	$2,175,883	$—	$5,373,187
Corporate Debt Securities	—	839,879,235	—	839,879,235

	$3,197,304	$842,055,118	$—	$845,252,422

Foreign Currency Contracts*	—	723,833	—	723,833

Total Investments	$3,197,304	$842,778,951	$—	$845,976,255

*	Unrealized appreciation.
     Invesco High Yield Fund

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts
Settlement	Contract to					Unrealized
Date	Deliver		Receive		Value	Appreciation

08/11/10	EUR	14,890,000	USD	18,974,699	$18,282,754	$691,946
08/11/10	EUR	4,595,000	USD	5,673,878	5,641,991	31,887

Total foreign currency contracts						$723,833

Currency Abbreviations:
EUR — Euro
USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2010 was $233,447,365 and $179,748,042, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$39,488,959
Aggregate unrealized (depreciation) of investment securities	(55,296,320)

Net unrealized appreciation (depreciation) of investment securities	$(15,807,361)

Cost of investments for tax purposes is $861,059,783.
     Invesco High Yield Fund

Invesco High Yield Securities Fund
(formerly known as Morgan Stanley High Yield Securities Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	MS-HYS-QTR-1 05/10	Invesco Advisers, Inc.

Invesco High Yield Securities Inc.*
Portfolio of Investments • May 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Corporate Bonds (90.8%)
	Advanced Materials/Products (0.5%)
$605	Hexcel Corp.	6.75%	02/01/15	$594,413

	Aerospace/Defense (0.5%)
600	Transdigm, Inc. (144A) (a)	7.75	07/15/14	603,000

	Agricultural Chemicals (0.7%)
815	CF Industries, Inc.	7.125	05/01/20	824,169

	Auto — Medium & Heavy Duty Trucks (1.0%)
1,295	Navistar International Corp.	8.25	11/01/21	1,301,475

	Auto Components (0.5%)
630	Cooper-Standard Automotive, Inc. (144A) (a)	8.50	05/01/18	623,700

	Automobiles (0.7%)
995	Ford Motor Co.	7.45	07/16/31	890,525

	Beverages — Wine/Spirits (0.6%)
715	Constellation Brands, Inc.	7.25	05/15/17	711,425

	Broadcast Service/Program (0.5%)
550	XM Satellite Radio, Inc. (144A) (a)	13.00	08/01/13	605,000

	Building — Residential/Commercial (0.9%)
1,160	K Hovnanian Enterprises, Inc.	10.625	10/15/16	1,191,900

	Building Product — Cement/Aggregation (0.3%)
345	Hanson Ltd. (United Kingdom)	7.875	09/27/10	351,503

	Cable/Satellite TV (4.4%)
1,170	Charter Communications Operating LLC/Charter Communications Operating Capital (144A) (a)(b)	10.875	09/15/14	1,284,075
745	CSC Holdings LLC (144A) (a)	8.50	06/15/15	774,800
1,565	CSC Holdings LLC (144A) (a)	8.625	02/15/19	1,639,337
1,830	DISH DBS Corp.	7.00	10/01/13	1,866,600

				5,564,812

	Casino Gaming (4.1%)
675	Ameristar Casinos, Inc.	9.25	06/01/14	695,250
1,020	Harrah’s Operating Co., Inc.	11.25	06/01/17	1,073,550
410	Las Vegas Sands Corp.	6.375	02/15/15	395,650
1,955	MGM Mirage	6.75	04/01/13	1,720,400
500	MGM Mirage	13.00	11/15/13	572,500
645	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (144A) (a)	7.875	05/01/20	638,550

				5,095,900

	Casino Services (0.3%)
325	FireKeepers Development Authority (144A) (a)	13.875	05/01/15	373,750

	Cellular Telecommunications (1.3%)
1,635	Nextel Communications, Inc. (Series E)	6.875	10/31/13	1,573,687

	Chemicals — Diversified (0.4%)
545	Westlake Chemical Corp.	6.625	01/15/16	523,200

	Chemicals — Other (0.6%)
725	Innophos, Inc.	8.875	08/15/14	746,750

	Chemicals — Plastics (0.8%)
1,095	Hexion Finance Escrow LLC / Hexion Escrow Corp. (144A) (a)	8.875	02/01/18	1,018,350

	Chemicals — Specialty (0.6%)
715	Ashland, Inc.	9.125	06/01/17	786,500

	Coal (1.5%)
860	Foundation PA Coal Co. LLC	7.25	08/01/14	875,050
1,055	Massey Energy Co.	6.875	12/15/13	1,018,075

				1,893,125

	Commercial Bank — Eastern U.S. (1.7%)
2,295	CIT Group, Inc.	7.00	05/01/17	2,082,712

1

Invesco High Yield Securities Inc.*
Portfolio of Investments • May 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE

	Commercial Services (0.7%)
$815	Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc.	10.75%		08/01/16		$888,350

	Computer Services (1.3%)
1,315	SunGard Data Systems, Inc.	9.125		08/15/13		1,334,725
255	SunGard Data Systems, Inc.	10.25		08/15/15		259,144
90	SunGard Data Systems, Inc.	10.625		05/15/15		95,400

						1,689,269

	Containers — Metal & Glass (0.9%)
184	Crown Americas LLC / Crown Americas Capital Corp.	7.625		11/15/13		188,600
250	Owens-Brockway Glass Container, Inc.	7.375		05/15/16		255,625
615	Owens-Brockway Glass Container, Inc.	8.25		05/15/13		625,763

						1,069,988

	Containers — Paper/Plastic (3.9%)
1,695	Berry Plastics Corp. (144A) (a)	9.50		05/15/18		1,525,500
910	Graham Packaging Co. LP/GPC Capital Corp. I	9.875		10/15/14		921,375
900	Graphic Packaging International, Inc.	9.50		08/15/13		920,250
780	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu (144A) (a)	8.50		05/15/18		744,900
850	Solo Cup Co.	8.50		02/15/14		788,375

						4,900,400

	Decision Support Software (1.4%)
1,885	Vangent, Inc.	9.625		02/15/15		1,776,612

	Direct Marketing (0.9%)
1,120	Affinion Group, Inc.	11.50		10/15/15		1,162,000

	Diversified Financial Services (1.5%)
765	Bank of America Corp.	8.00	(c)	01/30/18	(d)	736,453
453	GMAC, Inc.	6.75		12/01/14		436,013
694	GMAC, Inc.	6.875		09/15/11		697,470

						1,869,936

	Diversified Manufactured Operation (0.6%)
735	RBS Global, Inc. / Rexnord LLC (144A) (a)	8.50		05/01/18		701,925

	Diversified Minerals (1.2%)
1,250	Teck Resources Ltd. (Canada)	9.75		05/15/14		1,470,621

	Diversified Operation/Commercial Service (0.3%)
390	ARAMARK Corp.	8.50		02/01/15		390,975

	E-Commerce/Services (1.0%)
1,120	Expedia, Inc.	8.50		07/01/16		1,248,800

	Electric — Generation (2.3%)
1,570	Edison Mission Energy	7.00		05/15/17		1,069,562
265	Edison Mission Energy	7.75		06/15/16		193,450
1,355	Intergen N.V. (144A) (Netherlands) (a)	9.00		06/30/17		1,361,775
305	Midwest Generation LLC (Series B)	8.56		01/02/16		303,116

						2,927,903

	Electric — Integrated (2.2%)
965	Ipalco Enterprises, Inc.	8.625		11/14/11		1,010,837
1,625	Mirant Americas Generation LLC	8.50		10/01/21		1,495,000
275	Mirant Americas Generation LLC	9.125		05/01/31		250,250

						2,756,087

	Electronics — Military (0.6%)
810	L-3 Communications Corp.	5.875		01/15/15		807,975

	Finance — Rental/Leasing Company (0.5%)
725	International Lease Finance Corp. (144A) (a)	8.75		03/15/17		665,188

	Food — Meat Products (1.4%)
580	JBS USA LLC/JBS USA Finance, Inc.	11.625		05/01/14		639,798

2

Invesco High Yield Securities Inc.*
Portfolio of Investments • May 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$1,060	Smithfield Foods, Inc.	7.00%		08/01/11	$1,075,900

					1,715,698

	Food — Miscellaneous/Diversified (0.4%)
435	M-Foods Holdings, Inc. (144A) (a)	9.75		10/01/13	450,225

	Food — Retail (1.2%)
525	SUPERVALU, Inc.	7.50		05/15/12	540,750
505	SUPERVALU, Inc.	7.50		11/15/14	512,575
495	SUPERVALU, Inc.	8.00		05/01/16	490,050

					1,543,375

	Independent Power Producer (2.7%)
895	Dynegy Holdings, Inc.	8.375		05/01/16	742,850
850	Dynegy Roseton / Danskammer Pass Through Trust Series B (Series B)	7.67		11/08/16	756,500
1,260	NRG Energy, Inc.	8.50		06/15/19	1,225,350
735	RRI Energy, Inc.	7.875		06/15/17	683,550

					3,408,250

	Industrial Gases (0.2%)
205	Airgas, Inc. (144A) (a)	7.125		10/01/18	222,425

	Machinery — Electric Utility (0.6%)
852	Ormat Funding Corp.	8.25		12/30/20	784,074

	Machinery — Electrical (0.4%)
510	Baldor Electric Co.	8.625		02/15/17	521,475

	Machinery — Farm (0.4%)
540	Case New Holland, Inc.	7.75		09/01/13	552,150

	Media (0.6%)
750	Nielsen Finance LLC / Nielsen Finance Co.	10.00		08/01/14	765,938

	Medical — Drugs (0.4%)
465	Axcan Intermediate Holdings, Inc.	12.75		03/01/16	471,975

	Medical — Hospitals (3.0%)
1,200	HCA, Inc.	5.75		03/15/14	1,113,000
847	HCA, Inc.	6.25		02/15/13	819,472
475	HCA, Inc. (144A) (a)	9.875		02/15/17	503,500
700	Tenet Healthcare Corp.	7.375		02/01/13	703,500
535	Tenet Healthcare Corp. (144A) (a)	10.00		05/01/18	589,169

					3,728,641

	Medical — Nursing Homes (0.4%)
515	Sun Healthcare Group, Inc.	9.125		04/15/15	539,463

	Medical — Outpatient/Home Medical (1.8%)
850	Apria Healthcare Group, Inc. (144A) (a)	11.25		11/01/14	898,875
375	Apria Healthcare Group, Inc. (144A) (a)	12.375		11/01/14	403,125
930	Select Medical Corp.	6.143	(c)	09/15/15	806,775
195	Select Medical Corp.	7.625		02/01/15	184,275

					2,293,050

	Medical Products (2.0%)
1,120	Biomet, Inc.	10.00		10/15/17	1,190,000
980	Fresenius Medical Care Capital Trust IV	7.875		06/15/11	1,019,200
290	Invacare Corp.	9.75		02/15/15	313,200

					2,522,400

	Metal — Aluminum (1.2%)
1,645	Novelis, Inc. (Canada)	7.25		02/15/15	1,550,083

	Oil — Field Services (0.5%)
635	Key Energy Services, Inc.	8.375		12/01/14	635,000

	Oil Companies — Exploration & Production (9.7%)
965	Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp.	10.75		02/01/18	1,027,725
500	Chaparral Energy, Inc.	8.50		12/01/15	457,500
200	Chesapeake Energy Corp.	6.375		06/15/15	200,500
555	Chesapeake Energy Corp.	6.50		08/15/17	542,512

3

Invesco High Yield Securities Inc.*
Portfolio of Investments • May 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$600	Chesapeake Energy Corp.	7.50%	09/15/13	$615,000
250	Chesapeake Energy Corp.	9.50	02/15/15	271,875
390	Cimarex Energy Co.	7.125	05/01/17	390,000
1,115	Forest Oil Corp.	7.25	06/15/19	1,055,069
1,290	Hilcorp Energy I LP/Hilcorp Finance Co. (144A) (a)	7.75	11/01/15	1,264,200
1,080	Newfield Exploration Co.	6.625	09/01/14	1,088,100
255	Newfield Exploration Co.	7.125	05/15/18	253,088
1,495	OPTI Canada, Inc. (Canada)	8.25	12/15/14	1,285,700
720	Pioneer Natural Resources Co.	6.65	03/15/17	704,442
840	Plains Exploration & Production Co.	7.625	06/01/18	788,550
445	Plains Exploration & Production Co.	7.75	06/15/15	435,544
500	Plains Exploration & Production Co.	10.00	03/01/16	521,250
230	SandRidge Energy, Inc. (144A) (a)	8.00	06/01/18	207,000
1,175	SandRidge Energy, Inc. (e)	8.625	04/01/15	1,098,625

				12,206,680

	Paper & Related Products (3.2%)
575	Cascades, Inc. (144A) (Canada) (a)	7.875	01/15/20	572,125
970	Georgia-Pacific LLC (144A) (a)	7.125	01/15/17	970,000
380	Georgia-Pacific LLC (144A) (a)	8.25	05/01/16	397,100
525	Glatfelter	7.125	05/01/16	501,375
905	NewPage Corp.	11.375	12/31/14	850,700
650	Verso Paper Holdings LLC / Verso Paper, Inc. (144A) (a)	11.50	07/01/14	697,125

				3,988,425

	Pipelines (1.1%)
430	El Paso Corp.	6.875	06/15/14	433,271
145	El Paso Corp.	12.00	12/12/13	168,200
710	Sonat, Inc.	7.625	07/15/11	737,006

				1,338,477

	Resorts/Theme Parks (0.0%)
27,634	Resort at Summerlin LP (Series B) (b)(f)(g)	13.00	12/15/07	0

	Retail — Arts&Crafts (0.5%)
690	Michaels Stores, Inc.	0.00	11/01/16	614,100

	Retail — Drug Store (1.3%)
990	Rite Aid Corp.	7.50	03/01/17	895,950
925	Rite Aid Corp.	8.625	03/01/15	753,875

				1,649,825

	Retail — Regional Department Store (0.7%)
825	Macy’s Retail Holdings, Inc.	5.90	12/01/16	831,188

	Satellite Telecommunication (2.7%)
510	Hughes Network Systems LLC/HNS Finance Corp.	9.50	04/15/14	510,000
2,198	Intelsat Bermuda Ltd. (Luxembourg) (e)	11.50	02/04/17	2,170,648
210	Intelsat Corp.	9.25	06/15/16	216,300
420	Intelsat Jackson Holdings Ltd. (Luxembourg)	9.50	06/15/16	434,700

				3,331,648

	Seismic Data Collection (0.7%)
965	Cie Generale de Geophysique-Veritas (France)	7.50	05/15/15	940,875

	Semiconductor Equipment (0.9%)
1,175	Freescale Semiconductor, Inc. (144A) (a)	9.25	04/15/18	1,172,063

	Special Purpose Entity (2.4%)
330	Fresenius US Finance II, Inc. (144A) (a)	9.00	07/15/15	361,350
1,420	LPL Holdings, Inc. (144A) (a)	10.75	12/15/15	1,501,650
1,300	NSG Holdings LLC / NSG Holdings, Inc. (144A) (a)	7.75	12/15/25	1,170,000

				3,033,000

	Telecommunication Equipment (0.6%)
790	Avaya, Inc.	9.75	11/01/15	766,300

4

Invesco High Yield Securities Inc.*
Portfolio of Investments • May 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Telecommunication Services (3.7%)
$1,680	PAETEC Holding Corp.	8.875%		06/30/17	$1,667,400
1,015	West Corp.	9.50		10/15/14	1,015,000
750	Wind Acquisition Finance SA (144A) (Luxembourg) (a)	11.75		07/15/17	768,750
1,110	Wind Acquisition Finance SA (144A) (Luxembourg) (a)	12.00		12/01/15	1,148,850

					4,600,000

	Telephone — Integrated (4.6%)
415	Cincinnati Bell, Inc.	7.00		02/15/15	389,063
505	Cincinnati Bell, Inc.	8.25		10/15/17	478,487
310	Cincinnati Bell, Inc.	8.75		03/15/18	288,300
1,620	Frontier Communications Corp.	9.00		08/15/31	1,534,950
1,215	Sprint Capital Corp.	6.90		05/01/19	1,104,131
805	Virgin Media Finance PLC (United Kingdom)	9.125		08/15/16	818,081
650	Windstream Corp.	7.875		11/01/17	615,875
525	Windstream Corp.	8.125		08/01/13	532,875

					5,761,762

	Theaters (0.3%)
380	AMC Entertainment, Inc.	8.75		06/01/19	385,700

	Total Corporate Bonds (Cost $136,822,594)				114,006,190

	Senior Loan Notes (2.0%)
	Casino Services (1.1%)
1,441	CCM Merger Corp.	8.50	(c)	07/13/12	1,420,170

	Utilities (0.9%)
1,163	Calpine Corp.	3.165	(c)	03/29/14	1,096,308

	Total Senior Loan Notes (Cost $2,241,528)				2,516,478

NUMBER OF
SHARES
	Preferred Stock (0.4%)
	Diversified Financial Services
697	GMAC, Inc. (144A) (Cost $292,304) (a)	524,318

	Common Stocks (0.1%)
	Communications Equipment (0.1%)
37,829	Orbcomm, Inc. (h)	76,793

	Wireless Telecommunication Services (0.0%)
5,199	USA Mobility, Inc. (i)(j)	73,202

	Total Common Stocks (Cost $0)	149,995

NUMBER OF
SHARES (000)
	Short-Term Investment (k) (5.4%)
	Investment Company
6,771	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $6,770,580)		6,770,580

	Total Investments (Cost $146,127,006) (l)	98.7%	123,967,561
	Other Assets in Excess of Liabilities	1.3	1,690,783

	Net Assets	100.0%	$125,658,344

(a)	Resale is restricted to qualified institutional investors.

(b)	Non-income producing security; bond in default.

(c)	Floating rate security. Rate shown is the rate in effect at May 31, 2010.

(d)	Security issued with perpetual maturity.

(e)	Payment-in-kind security.

5

Invesco High Yield Securities Inc.*
Portfolio of Investments • May 31, 2010 (unaudited) continued

(f)	Securities with a total market value equal to $0 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(g)	Issuer in bankruptcy.

(h)	Non-income producing security.

(i)	Acquired through exchange offer.

(j)	Illiquid security.

(k)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(l)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

6

Invesco High Yield Securities Inc.*
Notes to the Portfolio of Investments • May 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at fair value:

INVESTMENT TYPE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:
Corporate Bonds	$—	$114,006,190	$0	$114,006,190
Senior Loan Notes	—	2,516,478	—	2,516,478
Preferred Stock	—	524,318	—	524,318
Common Stocks
Communications Equipment	76,793	—	—	76,793
Wireless Telecommunication Services	73,202	—	—	73,202

Total Common Stocks	149,995	—	—	149,995

Short-Term Investment — Investment Company	6,770,580	—	—	6,770,580

Total Investments	$6,920,575	117,046,986	$0	$123,967,561

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley (the “Transaction”). In contemplation of the Transaction, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”), pursuant to which substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. One June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the New Fund in exchange for their shares of the Fund. In addition, effective June 17, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees/Directors ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the New Fund.

Invesco Income Fund
(formerly known as AIM Income Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	INC-QTR-1 05/10	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2010
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—88.18%
Advertising—0.08%
Lamar Media Corp, Sr. Sub. Notes, 7.88%, 04/15/18(b)	$250,000	$249,688
Aerospace & Defense—0.13%
BE Aerospace, Inc., Sr. Unsec. Notes, 8.50%, 07/01/18	150,000	155,250
Bombardier Inc. (Canada), Sr. Notes, 7.50%, 03/15/18(b)	100,000	101,500
7.75%, 03/15/20(b)	150,000	153,750

		410,500

Agricultural Products—1.12%
Bunge Limited Finance Corp., Sr. Unsec. Gtd. Notes, 8.50%, 06/15/19	1,955,000	2,276,588
Cargill Inc., Sr. Unsec. Notes, 7.35%, 03/06/19(b)	1,105,000	1,338,395

		3,614,983

Airlines—1.83%
American Airlines Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	630,627	705,513
Continental Airlines Inc. Series 2009-1, Class B, Global Pass Through Ctfs., 9.25%, 05/10/17	125,000	130,391
Series 2009-1, Class A, Pass Through Ctfs., 9.00%, 07/08/16	2,905,066	3,151,997
Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	100,000	103,500
Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	60,246	59,493
Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	630,000	664,256
UAL Corp., Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	487,262	533,552
Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	500,000	537,500

		5,886,202

	Principal
	Amount	Value

Alternative Carriers—0.27%
Intelsat Intermediate Holding Co. S.A. (Bermuda), Sr. Unsec. Gtd. Disc. Global Notes, 9.50%, 02/01/15(c)	$400,000	$411,000
Level 3 Financing Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 9.25%, 11/01/14	510,000	466,650

		877,650

Aluminum—0.21%
Century Aluminum Co., Sr. Sec. Notes, 8.00%, 05/15/14	250,000	242,500
Novelis Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.25%, 02/15/15	475,000	445,312

		687,812

Apparel Retail—0.15%
Collective Brands, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.25%, 08/01/13	222,000	222,555
Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	250,000	268,125

		490,680

Apparel, Accessories & Luxury Goods—0.03%
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	115,000	100,481
Asset Management & Custody Banks—0.08%
Travelport LLC, Sr. Unsec. Gtd. Unsub. Global Notes, 9.88%, 09/01/14	250,000	251,250
Auto Parts & Equipment—0.16%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 11.00%, 11/01/15(b)	250,000	261,250
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/15/15	250,000	250,625

		511,875

Automobile Manufacturers—0.07%
Ford Motor Co., Sr. Unsec. Unsub. Global Notes, 7.45%, 07/16/31	250,000	225,000
Automotive Retail—1.61%
Advance Auto Parts Inc., Sr. Unsec. Gtd. Unsub. Notes, 5.75%, 05/01/20	1,345,000	1,376,944
AutoZone Inc., Sr. Unsec. Notes, 5.75%, 01/15/15	3,465,000	3,814,024

		5,190,968

See accompanying notes which are an integral part of this schedule.
     Invesco Income Fund

	Principal
	Amount	Value

Brewers—0.41%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 4.13%, 01/15/15	$1,280,000	$1,323,517
Broadcasting—2.99%
Belo Corp., Sr. Unsec. Unsub. Notes, 6.75%, 05/30/13	125,000	125,312
8.00%, 11/15/16	250,000	251,562
Clear Channel Worldwide Holdings Inc., Sr. Unsec. Gtd. Unsub. Notes, 9.25%, 12/15/17(b)	250,000	255,937
COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(b)	1,045,000	1,349,231
Sr. Unsec. Global Notes, 5.45%, 12/15/14	1,270,000	1,388,348
Sr. Unsec. Notes, 9.38%, 01/15/19(b)	1,860,000	2,421,582
COX Enterprises Inc., Sr. Unsec. Notes, 7.88%, 09/15/10(b)	1,495,000	1,519,049
Discovery Communications LLC, Sr. Gtd. Global Notes, 6.35%, 06/01/40	2,210,000	2,185,074
LIN Television Corp., Sr. Unsec. Gtd. Notes, 8.38%, 04/15/18(b)	125,000	124,062

		9,620,157

Building Products—0.36%
Building Materials Corp. of America, Sr. Gtd. Notes, 7.50%, 03/15/20(b)	250,000	245,000
Gibraltar Industries Inc. Series B, Sr. Unsec. Gtd. Sub. Global Notes,8.00%, 12/01/15	125,000	122,813
Goodman Global Group Inc., Sr. Disc. Notes, 11.70%, 12/15/14(b)(d)	250,000	150,625
Ply Gem Industries Inc., Sr. Sec. Gtd. First & Second Lien Global Notes, 11.75%, 06/15/13	500,000	516,250
USG Corp., Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	125,000	130,937

		1,165,625

Cable & Satellite—2.81%
Cablevision Systems Corp., Sr. Notes, 8.63%, 09/15/17(b)	250,000	252,500
Comcast Corp., Sr. Unsec. Gtd. Notes, 6.40%, 03/01/40	1,635,000	1,715,995
DirecTV Holdings LLC/DirecTV Financing Co. Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 7.63%, 05/15/16	4,855,000	5,255,537
Sirius XM Radio Inc., Sr. Unsec. Gtd. Unsub. Notes, 8.75%, 04/01/15(b)	250,000	245,937
Time Warner Cable Inc., Sr. Unsec. Gtd. Unsub. Notes, 5.00%, 02/01/20	1,240,000	1,239,498
Virgin Media Finance PLC (United Kingdom) Series 1, Sr. Unsec. Gtd. Global Notes, 9.50%, 08/15/16	300,000	309,000

		9,018,467

	Principal
	Amount	Value

Casinos & Gaming—0.34%
MGM Mirage, Sr. Sec. Notes, 11.13%, 11/15/17(b)	$310,000	$337,900
Pinnacle Entertainment, Inc., Sr. Notes, 8.63%, 08/01/17(b)	255,000	255,000
Wynn Las Vegas Capital LLC/Corp., Sec. First Mortgage Notes, 7.88%, 11/01/17(b)	500,000	498,750

		1,091,650

Coal & Consumable Fuels—0.08%
Consol Energy Inc., Sr. Unsec. Gtd. Notes, 8.00%, 04/01/17(b)	125,000	128,125
8.25%, 04/01/20(b)	125,000	128,125

		256,250

Computer & Electronics Retail—0.72%
Best Buy Co. Inc., Sr. Unsec. Unsub. Global Notes, 6.75%, 07/15/13	2,070,000	2,319,029
Computer Hardware—0.59%
Hewlett-Packard Co., Sr. Unsec. Global Notes, 4.75%, 06/02/14	1,725,000	1,888,322
Computer Storage & Peripherals—0.08%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	250,000	250,625
Construction Materials—0.56%
Holcim U.S. Finance Sarl & Cie SCS (Switzerland), Unsec. Gtd. Unsub. Notes, 6.00%, 12/30/19(b)	1,575,000	1,662,393
Texas Industries, Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 7.25%, 07/15/13	125,000	121,875

		1,784,268

Construction, Farm Machinery & Heavy Trucks—0.20%
Case New Holland Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 7.75%, 09/01/13	250,000	255,625
CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	125,000	122,500
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	250,000	251,250

		629,375

Consumer Finance—0.35%
Ally Financial Inc.,
Sr. Unsec. Gtd. Global Notes, 8.00%, 11/01/31	250,000	228,750
Sr. Unsec. Gtd. Notes, 8.00%, 03/15/20(b)	250,000	245,000
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	635,000	641,350

		1,115,100

See accompanying notes which are an integral part of this schedule.
     Invesco Income Fund

	Principal
	Amount	Value

Data Processing & Outsourced Services—0.14%
First Data Corp., Sr. Unsec. Gtd. Global Notes, 9.88%, 09/24/15	$250,000	$203,750
SunGard Data Systems Inc., Sr. Unsec. Gtd. Sub. Global Notes, 10.25%, 08/15/15	250,000	254,375

		458,125

Diversified Banks—5.14%
ANZ National Int’l Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	1,145,000	1,154,217
Banco Bradesco S.A. (Brazil), Sr. Unsub. Notes, 4.10%, 03/23/15(b)	460,000	452,800
Barclays Bank PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 6.75%, 05/22/19	2,195,000	2,345,527
5.13%, 01/08/20	2,225,000	2,131,221
ING Bank N.V. (Netherlands), Unsec. Sub. Bonds, 5.13%, 05/01/15(b)	1,540,000	1,624,096
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 4.38%, 01/12/15(b)	2,000,000	1,931,553
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	1,670,000	1,642,219
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	575,000	569,329
Sr. Unsec. Unsub. Notes, 5.50%, 11/18/14(b)	2,235,000	2,449,582
US Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(e)	1,400,000	1,411,021
Wachovia Corp. Series G, Sr. Unsec. Medium-Term Notes, 5.50%, 05/01/13	750,000	809,217

		16,520,782

Diversified Capital Markets—0.83%
Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	1,520,000	1,484,184
UBS AG (Switzerland), Sr. Unsec. Medium-Term Notes, 5.75%, 04/25/18	1,180,000	1,197,549

		2,681,733

Diversified Chemicals—0.04%
Huntsman International LLC, Sr. Gtd. Sub. Notes, 8.63%, 03/15/20(b)	125,000	115,625
Diversified Metals & Mining—0.48%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	510,000	554,466
Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 8.95%, 05/01/14	835,000	1,000,653

		1,555,119

	Principal
	Amount	Value

Drug Retail—0.91%
CVS Caremark Corp., Unsec. Notes, 6.60%, 03/15/19	$2,570,000	$2,915,360
Electric Utilities—4.37%
Carolina Power & Light Co., Sec. First Mortgage Bonds, 5.30%, 01/15/19	530,000	578,866
DCP Midstream LLC, Notes, 9.70%, 12/01/13(b)	1,500,000	1,806,872
Sr. Unsec. Notes, 7.88%, 08/16/10	2,805,000	2,843,549
Sr. Unsec. Unsub. Notes, 9.75%, 03/15/19(b)	795,000	1,026,133
Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,200,000	1,201,683
Indiana Michigan Power Co., Sr. Unsec. Notes, 7.00%, 03/15/19	1,860,000	2,154,119
LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	250,000	184,375
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	2,555,000	2,678,747
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	695,000	775,855
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	760,000	810,453

		14,060,652

Electrical Components & Equipment—0.07%
Belden Inc., Sr. Gtd. Sub. Notes, 9.25%, 06/15/19(b)	200,000	212,000
Electronic Manufacturing Services—0.05%
Jabil Circuit, Inc., Sr. Unsec. Notes, 7.75%, 07/15/16	150,000	153,000
Environmental & Facilities Services—0.05%
Clean Habors Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/16	150,000	155,250
Food Retail—0.08%
Dole Food Co. Inc., Sr. Sec. Notes, 8.00%, 10/01/16(b)	250,000	251,250
Gas Utilities—0.04%
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	125,000	125,000
Gold—1.15%
Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/19	1,920,000	1,965,838
6.25%, 10/01/39	1,720,000	1,746,095

		3,711,933

See accompanying notes which are an integral part of this schedule.
     Invesco Income Fund

	Principal
	Amount	Value

Health Care Equipment—0.56%
Boston Scientific Corp., Sr. Unsec. Notes, 6.00%, 01/15/20	$1,150,000	$1,117,251
Sr. Unsec. Unsub. Notes, 4.50%, 01/15/15	700,000	678,138

		1,795,389

Health Care Facilities—0.24%
HCA, Inc., Sr. Sec. Gtd. Notes, 7.88%, 02/15/20(b)	500,000	510,000
Tenet Healthcare Corp., Sr. Unsec. Unsub. Notes, 7.38%, 02/01/13	250,000	252,500

		762,500

Health Care Services—1.67%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	560,000	600,719
6.25%, 06/15/14	2,070,000	2,322,099
7.25%, 06/15/19	580,000	694,574
Orlando Lutheran Towers Inc. , Putable Bonds, 7.75%, 07/01/11	500,000	500,620
8.00%, 07/01/17	1,275,000	1,242,996

		5,361,008

Hotels, Resorts & Cruise Lines—1.57%
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(b)	2,340,000	2,438,200
Royal Caribbean Cruises Ltd. (Trinidad), Sr. Unsec. Unsub. Yankee Notes, 7.50%, 10/15/27	250,000	222,500
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Unsub. Notes, 7.15%, 12/01/19	450,000	450,000
Wyndham Worldwide Corp., Sr. Unsec. Unsub. Notes, 7.38%, 03/01/20	1,905,000	1,935,956

		5,046,656

Household Products—0.08%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	250,000	250,000
Independent Power Producers & Energy Traders—0.26%
AES Corp. (The), Sr. Unsec. Notes, 9.75%, 04/15/16(b)	415,000	441,456
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/16	150,000	146,250
Sr. Unsec. Gtd. Unsub. Notes, 7.38%, 01/15/17	250,000	242,500

		830,206

	Principal
	Amount	Value

Industrial Conglomerates—1.16%
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 5.75%, 09/11/19(b)	$1,180,000	$1,205,236
Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	1,840,000	2,156,091
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec. Gtd. Global Notes, 7.88%, 10/15/14	250,000	233,750
RBS Global Inc./Rexnord LLC, Sr. Unsec. Gtd. Notes, 8.50%, 05/01/18(b)	125,000	119,688

		3,714,765

Industrial REIT’s—0.71%
ProLogis, Sr. Unsec. Notes, 6.25%, 03/15/17	2,385,000	2,291,772
Insurance Brokers—0.78%
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 5.15%, 09/15/10	925,000	934,279
9.25%, 04/15/19	1,255,000	1,569,171

		2,503,450

Integrated Telecommunication Services—3.37%
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 9.13%, 12/15/10	3,000,000	3,122,411
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Unsub. Global Notes, 7.38%, 11/15/13	1,860,000	2,170,904
Nordic Telephone Co. Holdings (Denmark), Sr. Sec. Bonds, 8.88%, 05/01/16(b)	125,000	132,031
Qwest Communications International Inc., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/18(b)	250,000	243,437
Telefonica Europe B.V. (Netherlands), Unsec. Gtd. Unsub. Global Notes, 7.75%, 09/15/10	2,750,000	2,799,281
Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 9.50%, 04/23/19(b)	1,775,000	2,096,555
Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Sub. Notes, 11.75%, 07/15/17(b)	250,000	256,250

		10,820,869

Internet Software & Services—0.04%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	125,000	126,875
See accompanying notes which are an integral part of this schedule.
     Invesco Income Fund

	Principal
	Amount	Value

Investment Banking & Brokerage—6.20%
E*Trade Financial Corp., Sr. Unsec. Unsub. Global Notes, 7.38%, 09/15/13	$150,000	$139,500
Goldman Sachs Group Inc. (The), Sr. Unsec. Medium-Term Global Notes, 5.38%, 03/15/20	1,325,000	1,285,038
Unsec. Sub. Global Notes, 6.75%, 10/01/37	1,710,000	1,621,389
Sr. Unsec. Global Notes, 5.13%, 01/15/15	700,000	721,794
Jefferies Group Inc., Sr. Unsec. Notes, 6.45%, 06/08/27	4,855,000	4,512,549
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.30%, 08/01/14(b)	1,565,000	1,734,513
6.00%, 01/14/20(b)	1,435,000	1,503,839
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	5,290,000	5,501,051
Series F,
Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	1,345,000	1,294,625
TD Ameritrade Holding Corp., Sr. Unsec. Gtd. Notes, 5.60%, 12/01/19	1,565,000	1,615,739

		19,930,037

Leisure Facilities—0.13%
Universal City Development Partners Ltd., Sr. Notes, 8.88%, 11/15/15(b)	250,000	247,500
Sr. Sub. Notes, 10.88%, 11/15/16(b)	150,000	155,250

		402,750

Life & Health Insurance—3.93%
MetLife Inc., Sr. Unsec. Unsub. Global Notes, 7.72%, 02/15/19	2,250,000	2,614,339
Sr. Unsec. Unsub. Notes, 6.75%, 06/01/16	2,180,000	2,444,071
Metropolitan Life Global Funding I, Sr. Sec. Unsub. Notes, 5.13%, 11/09/11(b)	1,425,000	1,487,227
Prudential Financial Inc., Jr. Unsec. Sub. Variable Rate Global Notes, 8.88%, 06/15/38(e)	1,690,000	1,794,667
Series D,
Sr. Unsec. Medium-Term Notes, 2.75%, 01/14/13	1,370,000	1,377,706
3.88%, 01/14/15	1,440,000	1,452,874
7.38%, 06/15/19	1,270,000	1,451,860

		12,622,744

Life Sciences Tools & Services—0.60%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	1,590,000	1,691,647
Patheon Inc. (Canada), Sr. Sec. Notes, 8.63%, 04/15/17(b)	250,000	248,125

		1,939,772

	Principal
	Amount	Value

Metal & Glass Containers—0.08%
Graham Packaging Co. L.P./GPC Capital Corp. I, Sr. Unsec. Gtd. Notes, 8.25%, 01/01/17(b)	$250,000	$244,375
Mortgage Backed Securities—0.51%
U.S. Bank N.A., Sr. Unsec. Medium-Term Global Notes, 5.92%, 05/25/12	1,577,316	1,647,336
Movies & Entertainment—0.28%
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	150,000	153,000
Time Warner Cable Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 6.75%, 07/01/18	670,000	758,538

		911,538

Multi-Line Insurance—1.50%
American Financial Group Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	2,565,000	3,033,186
American International Group, Inc.,
Jr. Sub. Variable Rate Global Notes, 8.18%, 05/15/58(e)	125,000	96,875
Sr. Unsec. Global Notes, 6.25%, 05/01/36	125,000	96,875
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(e)	150,000	138,128
Liberty Mutual Group Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(b)	1,405,000	1,445,032

		4,810,096

Multi-Utilities—0.71%
Pacific Gas & Electric Co., Sr. Unsec. Notes, 8.25%, 10/15/18	1,150,000	1,429,291
5.40%, 01/15/40	890,000	856,552

		2,285,843

Office REIT’s—1.44%
Boston Properties L.P., Sr. Unsec. Unsub. Notes, 5.88%, 10/15/19	2,000,000	2,105,966
Digital Realty Trust L.P., Unsec. Gtd. Bonds, 5.88%, 02/01/20(b)	2,490,000	2,508,515

		4,614,481

Office Services & Supplies—0.16%
IKON Office Solutions, Inc., Sr. Unsec. Unsub. Notes, 6.75%, 12/01/25	250,000	245,937
7.30%, 11/01/27	250,000	258,125

		504,062

See accompanying notes which are an integral part of this schedule.
     Invesco Income Fund

	Principal
	Amount	Value

Oil & Gas Equipment & Services—0.06%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	$75,000	$72,750
Key Energy Services, Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 8.38%, 12/01/14	125,000	124,375

		197,125

Oil & Gas Exploration & Production—3.24%
Anadarko Petroleum Corp., Sr. Unsec. Global Notes, 5.75%, 06/15/14	3,745,000	3,913,576
Sr. Unsec. Unsub. Notes, 7.63%, 03/15/14	1,515,000	1,708,456
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/18	250,000	250,000
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	400,000	400,000
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	150,000	156,750
Encore Acquisition Co., Sr. Gtd. Sub. Notes, 9.50%, 05/01/16	150,000	158,813
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	275,000	278,437
Motiva Enterprises LLC, Sr. Unsec. Notes, 6.85%, 01/15/40(b)	1,375,000	1,497,574
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 5.75%, 01/20/20	585,000	584,753
Sr. Unsec. Gtd. Unsub. Global Notes, 6.88%, 01/20/40	195,000	196,964
Petrohawk Energy Corp., Sr. Unsec. Gtd. Unsub. Global Notes, 7.88%, 06/01/15	125,000	121,406
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.63%, 04/01/20	125,000	116,250
Sr. Unsec. Gtd. Unsub. Notes, 8.63%, 10/15/19	250,000	244,375
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 7.50%, 10/01/17	250,000	251,250
Southwestern Energy Co., Sr. Gtd. Global Notes, 7.50%, 02/01/18	490,000	521,850

		10,400,454

Oil & Gas Refining & Marketing—0.54%
Petronas Capital Ltd. (Malaysia), Unsec. Gtd. Unsub. Notes, 5.25%, 08/12/19(b)	895,000	904,562
Petroplus Finance Ltd. (Switzerland), Sr. Sec. Gtd. Unsub. Notes, 6.75%, 05/01/14(b)	250,000	228,750
Tesoro Corp., Sr. Unsec. Gtd. Unsub. Global Notes, 6.63%, 11/01/15	150,000	142,687
United Refining Co., Series 2, Sr. Unsec. Gtd. Global Notes, 10.50%, 08/15/12	500,000	466,250

		1,742,249

	Principal
	Amount	Value

Oil & Gas Storage & Transportation—2.66%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Unsub. Notes, 5.20%, 09/01/20	$975,000	$978,464
6.45%, 09/01/40	980,000	981,920
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.25%, 03/01/16	125,000	126,875
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	250,000	243,750
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	2,200,000	2,323,602
Williams Partners L.P., Sr. Unsec. Notes, 3.80%, 02/15/15(b)	2,815,000	2,776,533
6.30%, 04/15/40(b)	1,140,000	1,111,243

		8,542,387

Other Diversified Financial Services—12.31%
Bank of America Corp., Sr. Unsec. Global Notes, 4.50%, 04/01/15	2,860,000	2,844,745
6.50%, 08/01/16	1,860,000	1,986,664
Bear Stearns Cos. LLC (The), Sr. Unsec. Unsub. Floating Rate Notes, 0.70%, 07/19/10(e)	3,160,000	3,161,265
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	4,380,000	4,474,524
Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	1,890,000	1,976,451
8.50%, 05/22/19	355,000	416,883
Sr. Unsec. Notes, 6.38%, 08/12/14	7,080,000	7,507,040
Sr. Unsec. Unsub. Global Notes, 5.10%, 09/29/11	1,000,000	1,030,752
Countrywide Financial Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	2,050,000	2,153,493
Football Trust V, Pass Through Ctfs., 5.35%, 10/05/20 (Acquired 03/24/2010; Cost $1,350,000)(b)	1,350,000	1,365,905
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	1,025,000	1,055,433
Series A,
Sr. Unsec. Medium-Term Global Notes, 6.88%, 01/10/39	5,120,000	5,445,878
International Lease Finance Corp., Sr. Unsec. Unsub. Notes, 8.63%, 09/15/15(b)	70,000	63,350
8.75%, 03/15/17(b)	175,000	156,625
JPMorgan Chase & Co., Sr. Unsec. Unsub. Global Notes, 4.75%, 05/01/13	135,000	143,272
JPMorgan Chase Capital XXVII, Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	2,230,000	2,154,260
See accompanying notes which are an integral part of this schedule.
     Invesco Income Fund

	Principal
	Amount	Value

Other Diversified Financial Services—(continued)
Merrill Lynch & Co. Inc., Unsec. Sub. Global Notes, 6.11%, 01/29/37	$555,000	$497,906
Series C,
Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	3,000,000	3,121,973
Twin Reefs Pass-Through Trust, Floating Rate Pass Through Ctfs., 1.39%, (Acquired 12/07/04 — 04/03/06; Cost $1,644,980)(b)(e)(f)(g)	1,640,000	5,330

		39,561,749

Packaged Foods & Meats—0.93%
Del Monte Corp., Sr. Gtd. Sub. Notes, 7.50%, 10/15/19(b)	75,000	76,687
Kraft Foods Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	945,000	957,581
Sr. Unsec. Unsub. Global Notes, 4.13%, 02/09/16	225,000	232,413
6.50%, 02/09/40	1,630,000	1,732,994

		2,999,675

Paper Packaging—0.05%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.88%, 01/15/20(b)	150,000	146,625

Paper Products—1.02%
International Paper Co., Sr. Unsec. Unsub. Global Bonds, 7.50%, 08/15/21	1,570,000	1,793,828
Mercer International Inc., Sr. Unsec. Global Notes, 9.25%, 02/15/13	1,275,000	1,249,500
Neenah Paper, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/14	125,000	123,750
PE Paper Escrow GmbH (Austria), Sr. Sec. Notes, 12.00%, 08/01/14(b)	100,000	109,000

		3,276,078

Pharmaceuticals—0.08%
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Unsub. Global Notes, 8.38%, 06/15/16	250,000	257,500

Property & Casualty Insurance—0.71%
CNA Financial Corp., Sr. Unsec. Unsub. Notes, 7.35%, 11/15/19	2,140,000	2,266,632

Publishing—0.32%
Gannett Co. Inc., Sr. Unsec. Gtd. Unsub. Notes, 9.38%, 11/15/17(b)	250,000	263,750
Nielsen Finance LLC/Co., Sr. Unsec. Gtd. Sub. Disc. Global Notes, 12.50%, 08/01/16(c)	250,000	232,500
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	505,000	533,677

		1,029,927

	Principal
	Amount	Value

Railroads—0.09%
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Notes, 8.00%, 02/01/18(b)	$300,000	$301,950

Regional Banks—1.20%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	1,485,000	1,510,684
PNC Preferred Funding Trust III, Jr. Sub. Variable Rate Notes, 8.70%, 03/29/49(b)(e)	2,300,000	2,357,500

		3,868,184

Research & Consulting Services—0.50%
ERAC USA Finance Co., Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	1,485,000	1,609,049
Restaurants—0.93%
Yum! Brands Inc., Sr. Unsec. Unsub. Notes, 5.30%, 09/15/19	2,860,000	2,997,699
Semiconductors—0.35%
National Semiconductor Corp., Sr. Unsec. Notes, 3.95%, 04/15/15	1,110,000	1,116,113
Sovereign Debt—2.94%
Brazilian Government International Bond (Brazil), Sr. Unsec. Unsub. Global Bonds, 5.88%, 01/15/19	1,185,000	1,281,133
Russia Foreign Bond (Russia), 3.63%, 04/29/15	1,700,000	1,622,437
5.00%, 04/29/20(b)	1,200,000	1,149,900
United Mexican States (Mexico), Sr. Unsec. Global Notes, 5.88%, 02/17/14	4,645,000	5,081,630
6.05%, 01/11/40	310,000	312,325

		9,447,425

Specialized Finance—1.75%
CIT Group Inc., Sr. Sec. Bonds, 7.00%, 05/01/14	250,000	236,250
NASDAQ OMX Group Inc. (The), Sr. Unsec. Unsub. Notes, 4.00%, 01/15/15	2,830,000	2,840,385
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	1,870,000	2,558,476

		5,635,111

Specialty Chemicals—0.04%
Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 11/15/14	150,000	143,250

See accompanying notes which are an integral part of this schedule.
     Invesco Income Fund

	Principal
	Amount	Value

Specialty REIT’s—0.70%
Healthcare Realty Trust Inc., Sr. Unsec. Notes, 6.50%, 01/17/17	$1,920,000	$2,004,148
Senior Housing Properties Trust, Sr. Unsec. Unsub. Notes, 6.75%, 04/15/20	250,000	243,438

		2,247,586

Specialty Stores—0.94%
Staples Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 9.75%, 01/15/14	200,000	245,300
Sr. Unsec. Gtd. Unsub. Notes, 7.75%, 04/01/11	2,650,000	2,786,306

		3,031,606

Steel—0.82%
ArcelorMittal (Luxembourg), Sr. Unsec. Unsub. Global Bonds, 9.00%, 02/15/15	760,000	874,708
Sr. Unsec. Unsub. Global Notes, 7.00%, 10/15/39	1,830,000	1,767,820

		2,642,528

Textiles—0.14%
Invista, Sr. Unsec. Unsub. Notes, 9.25%, 05/01/12(b)	450,000	456,188

Thrifts & Mortgage Finance—0.30%
First Niagara Financial Group Inc., Sr. Unsec. Notes, 6.75%, 03/19/20	905,000	954,366

Tires & Rubber—0.15%
Cooper Tire & Rubber Co., Sr. Unsec. Unsub. Notes, 7.63%, 03/15/27	250,000	228,750
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Unsub. Notes, 8.75%, 08/15/20	250,000	251,250

		480,000

Wireless Telecommunication Services—0.85%
American Tower Corp., Sr. Unsec. Unsub. Global Notes, 4.63%, 04/01/15	1,280,000	1,319,053
Clearwire Communications LLC/Clearwire Finance Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	350,000	340,375
Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	265,000	260,694
Digicel Ltd. (Bermuda), Sr. Unsec. Notes, 12.00%, 04/01/14(b)	150,000	168,000
SBA Telecommunications Inc., Sr. Gtd. Notes, 8.25%, 08/15/19(b)	275,000	284,281
Sprint Capital Corp., Sr. Unsec. Gtd. Unsub. Global Notes, 6.88%, 11/15/28	250,000	210,000
Sprint Nextel Corp., Sr. Unsec. Unsub. Notes, 8.38%, 08/15/17	150,000	148,125
		2,730,528

Total U.S. Dollar Denominated Bonds & Notes (Cost $270,122,638)		283,373,811

	Principal
	Amount	Value

U.S. Treasury Bonds—3.81%
5.38%, 02/15/31 (h)	$6,390,000	$7,548,187
3.50%, 02/15/39	930,000	817,819
4.50%, 08/15/39	3,700,000	3,869,391

Total U.S. Treasury Bonds (Cost $11,979,025)		12,235,397

Asset-Backed Securities—2.42%
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B Pass Through Ctfs., 5.81%, 09/25/37	1,049,271	1,019,714
Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11 Floating Rate Pass Through Ctfs., 3.08%, 09/26/34(b)(e)	1,935,422	1,850,394
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2 Variable Rate Pass Through Ctfs., 5.79%, 08/15/39(e)	665,000	702,408
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(e)	1,510,000	1,322,367
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 Floating Rate Pass Through Ctfs., 2.97%, 12/25/34(e)	2,932,216	2,887,949

Total Asset-Backed Securities (Cost $7,403,865)		7,782,832

U.S. Government Sponsored Mortgage-Backed Securities—1.79%
Federal Home Loan Mortgage Corp. (FHLMC)—1.12%
Pass Through Ctfs.,
7.00%, 06/01/15 to 06/01/32	777,462	869,668
6.50%, 04/01/16 to 01/01/35	1,505,447	1,663,343
5.50%, 09/01/16 to 11/01/18	454,706	492,315
6.00%, 04/01/17 to 10/01/32	536,071	582,818
7.50%, 06/01/30	2,049	2,326

		3,610,470

Federal National Mortgage Association (FNMA)—0.45%
Pass Through Ctfs.,
7.50%, 11/01/15 to 05/01/32	96,713	109,190
7.00%, 02/01/16 to 09/01/32	266,230	296,822
6.50%, 09/01/16 to 10/01/35	444,266	491,925
5.00%, 01/01/18 to 06/01/18	155,385	166,796
5.00%, 09/01/18(h)	180,949	194,239
8.50%, 10/01/28	37,422	43,256
8.00%, 10/01/30 to 04/01/32	67,820	78,287
8.00%, 06/01/31(h)	56,636	65,464

		1,445,979

See accompanying notes which are an integral part of this schedule.
     Invesco Income Fund

	Principal
	Amount		Value

Government National Mortgage Association (GNMA)—0.22%
Pass Through Ctfs.,
7.50%, 06/15/23(h)		$132,247	$150,308
8.50%, 11/15/24		40,382	47,111
8.00%, 09/20/26		32,233	37,161
6.50%, 03/15/31 to 07/15/32		39,859	44,375
7.00%, 04/15/31 to 08/15/31		11,157	12,653
6.50%, 11/15/31 to 06/15/32(h)		179,332	198,842
6.00%, 01/15/32 to 11/15/32		43,865	48,194
6.00%, 02/15/33(h)		139,094	153,028
			691,672

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $5,398,174)			5,748,121

Municipal Obligations—1.07%
Florida (State of) Development Finance Corp. (Palm Bay Academy Inc.);
Series 2006 B,
Taxable RB,
7.50%, 05/15/17		650,000	553,313
Series 2007 P,
Taxable RB,
9.00%, 05/15/18		660,000	604,751
Georgia (State of) Municipal Electric Authority (Build America Bonds); Series 2010 A, Taxable RB, 6.64%, 04/01/57		1,515,000	1,558,329
Milwaukee (City of), Wisconsin Redevelopment Authority (Academy of Learning); Series 2007 B, Taxable RB, 7.56%, 08/01/16		330,000	306,606
Milwaukee (City of), Wisconsin Redevelopment Authority; Series 2007 C, Taxable RB, 7.56%, 08/01/13		420,000	408,559

Total Municipal Obligations (Cost $3,570,229)			3,431,558

Non-U.S. Dollar Denominated Bonds & Notes—0.05%
Luxembourg—0.05%
Hellas Telecommunications (Luxembourg), Sr. Sec. Gtd. Floating Rate Bonds, 4.64%, 10/15/12 (Cost $289,232)(b)(e)	EUR	250,000	161,018

	Shares	Value

Common Stocks & Other Equity Interests—0.01%
Broadcasting—0.01%
Adelphia Communications Corp., Sr. Notes, 10.88%, 10/01/10(i)	—	$11,063
Adelphia Recovery Trust -Series ACC-1(i)	859,558	26,646

Total Common Stocks & Other Equity Interests (Cost $218,117)		37,709

Money Market Funds—1.38%
Liquid Assets Portfolio-Institutional Class (j)	2,225,344	2,225,344
Premier Portfolio-Institutional Class (j)	2,225,344	2,225,344

Total Money Market Funds (Cost $4,450,688)		4,450,688

TOTAL INVESTMENTS—98.71% (Cost $303,431,968)		317,221,134

OTHER ASSETS LESS LIABILITIES—1.29%		4,158,021

NET ASSETS—100.00%		$321,379,155

See accompanying notes which are an integral part of this schedule.
     Invesco Income Fund

Investment Abbreviations:

Ctfs.	— Certificates
Deb.	— Debentures
EUR	— Euro
Gtd.	— Guaranteed
Jr.	— Junior
RB	— Revenue Bonds
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Unsub.	— Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2010 was $65,347,228, which represented 20.33% of the Fund’s Net Assets.

(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2010.

(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2010 represented less than 0.01% of the Fund’s Net Assets.

(g)	Perpetual bond with no specified maturity date.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
          Invesco Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
          Invesco Income Fund

A.	Security Valuations — (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
          Invesco Income Fund

D.	Dollar Roll and Forward Commitment Transactions — (continued)
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.
          Invesco Income Fund

G.	Futures Contracts — (continued)
These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.
     The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market.
     If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
          Invesco Income Fund

H.	Swap Agreements — (continued)
Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.
Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
I.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$4,477,334	$11,063	$—	$4,488,397
U.S. Treasury Securities	—	12,235,397	—	12,235,397
U.S. Government Sponsored Securities	—	5,748,121	—	5,748,121
Corporate Debt Securities	—	283,373,811	—	283,373,811
Asset Backed Securities	—	7,782,832	—	7,782,832
Municipal Obligations	—	3,431,558	—	3,431,558
Foreign Government Debt Securities	—	161,018	—	161,018

	$4,477,334	$312,743,800	$—	$317,221,134

Futures*	(358,796)	—	—	(358,796)

Total Investments	$4,118,538	$312,743,800	$—	$316,862,338

*	Unrealized appreciation (depreciation).
     N     Invesco Income Fund

NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of May 31, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts (a)	$15,606	$(374,402)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.
Effect of Derivative Instruments for the three months ended May 31, 2010
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures *

Realized Gain
Interest rate risk	$516,929
Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(345,842)

Total	$171,087

*	The average value of futures outstanding during the period was $104,205,985.

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 2 Year Notes	72	September-2010/ Long	$15,706,125	$(155)
U.S. Treasury 5 Year Notes	300	September-2010/ Long	35,001,563	15,761
U.S. Treasury Long Bonds	114	September-2010/ Long	13,982,813	(289,698)

Subtotal			$64,690,501	$(274,092)

U.S. Treasury 10 Year Notes	285	September-2010/Short	(34,164,375)	(84,704)

Total			$30,526,126	$(358,796)

     Invesco Income Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2010 was $78,214,241 and $83,323,821, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$17,336,985
Aggregate unrealized (depreciation) of investment securities	(4,006,854)

Net unrealized appreciation of investment securities	$13,330,131

Cost of investments for tax purposes is $303,891,003.
     Invesco Income Fund

Invesco Limited Maturity Treasury Fund
(formerly known as AIM Limited Maturity Treasury Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	LTD-QTR-1 05/10	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2010
(Unaudited)

	Maturity	Principal
	Date	Amount	Value
U.S. Treasury Securities—98.92%
0.88%	02/28/11	$40,200,000	$40,352,320
0.88%	03/31/11	18,500,000	18,572,988
0.88%	04/30/11	18,500,000	18,575,879
0.88%(a)	05/31/11	18,500,000	18,582,383
1.13%	06/30/11	18,300,000	18,432,961
1.00%	07/31/11	17,700,000	17,803,711
1.00%	08/31/11	17,600,000	17,703,125
1.00%	09/30/11	12,600,000	12,673,828
1.00%	10/31/11	16,100,000	16,186,789
1.00%	12/31/11	16,100,000	16,181,758
1.00%	03/31/12	2,200,000	2,210,828
1.00%	04/30/12	2,300,000	2,310,602

TOTAL INVESTMENTS—98.92% (Cost $198,734,478)			199,587,172

OTHER ASSETS LESS LIABILITIES—1.08%			2,187,692

NET ASSETS—100.00%			$201,774,864

Notes to Schedule of Investments:

(a)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1C and Note 3.
See accompanying notes which are an integral part of this schedule.
     Invesco Limited Maturity Treasury Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis.
Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with
                    Invesco Limited Maturity Treasury Fund

C.	Futures Contracts — (continued)
futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$199,587,172	$—	$199,587,172
Futures*	3,813	—	—	3,813

Total Investments	$3,813	$199,587,172	$—	$199,590,985

*	Unrealized appreciation.
NOTE 3 — Derivative Investments

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)
U.S. Treasury 2 Year Notes	189	September-2010/Long	$41,228,578	$3,813
     Invesco Limited Maturity Treasury Fund

NOTE 4 — Investment Securities
The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the three months ended May 31, 2010 was $44,014,245 and $56,039,024, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$826,882
Aggregate unrealized (depreciation) of investment securities	—

Net unrealized appreciation of investment securities	$826,882

Cost of investments for tax purposes is $198,760,290.
                      Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund
formerly known as AIM Money Market Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	MKT-QTR-1 05/10	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper—44.92%(a)
Asset-Backed Securities — Commercial Loans/Leases—4.64%
Atlantis One Funding Corp. (b)(c)	0.22%	06/16/10	$50,000	$49,995,521

Asset-Backed Securities — Consumer Receivables—2.32%
Barton Capital LLC (b)	0.33%	06/03/10	25,000	24,999,542

Asset-Backed Securities — Fully Supported Bank—4.64%
Crown Point Capital Co., LLC -Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.45%	07/23/10	25,000	24,983,750
Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.43%	07/16/10	25,000	24,986,563

				49,970,313

Asset-Backed Securities — Multi-Purpose—16.24%
Atlantic Asset Securitization LLC (b)	0.28%	07/02/10	40,000	39,990,355
Gemini Securitization Corp., LLC (b)	0.37%	07/13/10	35,000	34,984,892
Mont Blanc Capital Corp. (b)(c)	0.35%	06/17/10	50,000	49,992,222
Regency Markets No. 1, LLC (b)(c)	0.36%	06/21/10	50,000	49,990,000

				174,957,469

Asset-Backed Securities — Securities—6.96%
Aspen Funding Corp. (b)	0.26%	06/07/10	25,000	24,998,917
Aspen Funding Corp. (b)	0.40%	07/16/10	25,000	24,987,500
Solitaire Funding Ltd./LLC (b)(c)	0.29%	06/04/10	25,000	24,999,396

				74,985,813

Diversified Banks—1.86%
Societe Generale North America, Inc. (c)	0.35%	06/01/10	20,000	20,000,000

Life & Health Insurance—4.64%
Metlife Short Term Funding LLC (b)	0.33%	06/22/10	20,000	19,996,150
Metlife Short Term Funding LLC (b)	0.35%	07/01/10	30,000	29,991,250

				49,987,400

Municipal Commercial Paper—1.30%
Bellingham (Port of), Washington Industrial Development Corp. (BP West Coast Products LLC); Series 2009, Environmental Facilities Industrial RB (c)	0.25%	06/01/10	4,500	4,500,000
University of Texas System Board of Regents (Revenue Financing System); Series 2002 A, Commerical Paper Notes	0.22%	07/13/10	9,565	9,565,000

				14,065,000

Packaged Foods & Meats—2.32%
Nestle Capital Corp. (b)(c)	0.30%	10/04/10	25,000	24,973,958

Total Commercial Paper (Cost $483,935,016)				483,935,016

Variable Rate Demand Notes—19.36%(d)(e)
Credit Enhanced—19.36%
Allegheny (County of), Pennsylvania Industrial Development Authority (Eleven Parkway Center Associates); Series 1992, Ref. VRD Commercial Development RB (LOC-PNC Bank, N.A.) (f)	0.26%	12/15/12	1,400	1,400,000
Allegheny (County of), Pennsylvania Industrial Development Authority (Oakland Catholic High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (f)	0.26%	06/01/38	2,880	2,880,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (f)	0.42%	09/01/19	2,500	2,500,000
See accompanying notes which are an integral part of this schedule.
     Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Augusta (City of), Georgia Housing Authority (Westbury Creek Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.28%	05/15/33	$1,895	$1,895,000
Beaver (County of), Pennsylvania Industrial Development Authority (FirstEnergy Generation Corp.); Series 2006 B, Ref. VRD PCR (LOC-Citibank, N.A.) (f)	0.28%	12/01/35	33,865	33,865,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank N.A.) (f)	0.35%	12/01/28	2,105	2,105,000
Benzinger (Township of), Pennsylvania Hospital Authority (Elk Regional Health System); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (f)	0.26%	12/01/30	3,190	3,190,000
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP-FNMA)	0.27%	10/15/33	1,175	1,175,000
Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2010, VRD RB (LOC-PNC Bank, N.A.) (f)	0.26%	03/01/30	2,375	2,375,000
Campbell (Town of), Wisconsin (Skipperliner Industries Inc.); Series 2000, VRD IDR (LOC-U.S. Bank, N.A.) (f)	0.42%	05/01/20	2,840	2,840,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.44%	07/01/38	1,895	1,895,000
Chatham Capital Corp.; Series 2000, VRD Taxable Notes (LOC-JPMorgan Chase Bank N.A.) (f)	0.35%	07/01/20	2,069	2,069,000
Chicago (City of), Illinois; Series 1997, VRD Limited Tax GO (LOC-Harris N.A.) (c)(f)	0.20%	01/01/12	1,000	1,000,000
Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2002 B, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.27%	01/01/33	1,100	1,100,000
Colorado (State of) Housing & Finance Authority (St. Moritz); Series 1996 H, Ref. VRD MFH RB (CEP-FNMA)	0.30%	10/15/16	3,015	3,015,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP-FNMA)	0.26%	02/01/31	1,585	1,585,000
Connecticut (State of) Development Authority (Northeast Foods, Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (b)(f)	0.42%	06/01/13	925	925,000
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.) (f)	0.26%	11/01/39	2,000	2,000,000
DeKalb (County of), Georgia Development Authority (Atlanta Jewish Community Center, Inc.); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.27%	09/01/24	1,650	1,650,000
DeKalb (County of), Georgia Housing Authority (Crow Wood Arbor Associates, LTD.); Series 1985 Q, VRD MFH RB (CEP-FHLMC)	0.30%	12/01/25	2,200	2,200,000
Florida (State of) Housing Finance Agency (Caribbean Key Apartments); Series 1996 F, VRD RB (CEP-FNMA)	0.32%	06/01/26	1,135	1,135,000
Fort Wayne (City of), Indiana (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank N.A.) (f)	0.26%	08/01/28	1,800	1,800,000
Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development Project-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (f)	0.40%	09/01/41	1,200	1,200,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Wells Fargo Bank, N.A.) (f)	0.35%	03/01/21	24,800	24,800,000
Illinois (State of) Development Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank N.A.) (f)	0.30%	06/01/37	1,000	1,000,000
Illinois (State of) Educational Facilities Authority (Cultural Pooled Financing Program); Series 1985, VRD RB (LOC-JPMorgan Chase Bank N.A.) (f)	0.27%	12/01/25	3,500	3,500,000
Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC-Bank of America, N.A.) (f)	0.39%	05/01/14	1,250	1,250,000
Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago); Series 2009 C, VRD RB (LOC-Northern Trust Co.) (f)	0.27%	04/01/39	2,175	2,175,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (CEP-FHLB of Indianapolis)	0.35%	12/01/39	985	985,000
Jacksonville (City of), Florida (University of Florida Health Science Center-Jacksonville Faculty Clinic); Series 1989, VRD IDR (LOC-Bank of America, N.A.) (f)	0.30%	07/01/19	2,000	2,000,000
Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP-FHLMC)	0.34%	04/01/44	5,190	5,190,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank N.A.) (b)(f)	0.35%	09/01/21	1,100	1,100,000
See accompanying notes which are an integral part of this schedule.
     Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (b)(f)	0.40%	01/01/33	$500	$500,000
Maryland (State of) Economic Development Corp. (Associated Catholic Charities, Inc. Facility); Series 2004, VRD RB (LOC-PNC Bank, N.A.) (f)	0.26%	10/01/29	1,400	1,400,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.26%	11/01/28	2,435	2,435,000
Maryland (State of) Economic Development Corp. (eMerge, Inc.); Series 2006 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.26%	04/01/22	1,565	1,565,000
Maryland (State of) Economic Development Corp. (Providence Center, Inc. Facility); Series 2005, VRD RB (LOC-PNC Bank, N.A.) (f)	0.26%	05/03/27	2,720	2,720,000
Maryland (State of) Health & Higher Educational Facilities Authority (Archdiocese of Baltimore Schools); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (f)	0.26%	07/01/37	1,965	1,965,000
Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC-Bank of America, N.A.) (f)	0.42%	05/01/16	1,470	1,470,000
Massachusetts (State of) Development Finance Agency (Salema Family Limited Partnership); Series 1999 A, VRD IDR (LOC-Bank of America, N.A.) (f)	0.42%	12/01/20	805	805,000
Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC-Bank of America, N.A.) (f)	0.30%	11/01/26	2,400	2,400,000
Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (f)	0.40%	01/01/44	3,100	3,100,000
Miami (City of), Florida Health Facilities Authority (Mercy Hospital); Series 1998, Ref. VRD RB (LOC-Bank of America, N.A.) (f)	0.28%	08/01/20	1,700	1,700,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Coporation); Series 2002, VRD School RB (LOC-Wells Fargo Bank, N.A.) (f)	0.27%	03/01/32	1,100	1,100,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.26%	11/01/38	1,875	1,875,000
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP-FNMA)	0.33%	11/15/37	4,500	4,500,000
North Carolina (State of) Medical Care Commission (Angel Medical Center, Inc.); Series 2007, VRD Health Care Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.27%	04/01/31	1,215	1,215,000
Oklahoma (State of) Industries Authority (Oklahoma Christian University); Series 2005, VRD Educational Facility RB (LOC-Bank of America, N.A.) (f)	0.32%	12/01/35	5,215	5,215,000
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP-FNMA)	0.27%	06/01/25	1,200	1,200,000
Osprey Properties Limited Partnership, LLLP; Series 2002, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.35%	06/01/27	6,000	6,000,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP-FHLMC) (b)	0.37%	12/01/32	5,095	5,095,000
Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC-JPMorgan Chase Bank N.A.) (f)	0.35%	11/01/30	1,250	1,250,000
Pennsylvania (State of) Economic Development Financing Authority (Glade Run Lutheran Services); Series 2000 E-1, VRD Economic Development RB (LOC-PNC Bank, N.A.) (f)	0.26%	09/01/15	1,270	1,270,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Mercyhurst College); Series 1999 E-1, VRD RB (LOC-PNC Bank, N.A.) (f)	0.26%	11/01/19	1,475	1,475,000
Pima (County of), Arizona Industrial Development Authority (Delaware Military Academy, Inc.); Series 2008, VRD Charter School RB (LOC-PNC Bank, N.A.) (f)	0.26%	09/01/38	1,110	1,110,000
Richland (City of), Washington; Series 1996, VRD Golf Enterprise RB (LOC-Bank of America, N.A.) (f)	0.27%	12/01/21	2,300	2,300,000
Ridley (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO (LOC-TD Bank, N.A.) (c)(f)	0.28%	11/01/29	2,800	2,800,000
Saint Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.27%	10/01/33	7,675	7,675,000
Saint Paul (City of), Minnesota Port Authority;
Series 2009-5 O, VRD District Heating RB (LOC-Deutsche Bank AG) (c)(f)	0.27%	12/01/28	1,800	1,800,000
Series 2009-6 P, VRD District Heating RB (LOC-Deutsche Bank AG) (c)(f)	0.34%	12/01/28	1,565	1,565,000
Series 2009-7 Q, Ref. VRD District Heating RB (LOC-Deutsche Bank AG) (c)(f)	0.27%	12/01/28	985	985,000
Series 2009-11 DD, Ref. VRD District Cooling RB (LOC-Deutsche Bank AG) (c)(f)	0.27%	03/01/29	820	820,000
Seattle (Port of), Washington Industrial Development Corp. (Crowley Marine Services, Inc.); Series 2001, VRD RB (LOC-Citibank, N.A.) (f)	0.34%	12/31/21	2,000	2,000,000
See accompanying notes which are an integral part of this schedule.
     Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Smyrna (City of), Georgia Housing Authority (F&M Villages); Series 1997, VRD MFH RB (CEP-FNMA)	0.27%	06/01/25	$2,260	$2,260,000
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.27%	08/01/29	1,200	1,200,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.) (b)(f)	0.45%	10/01/21	800	800,000
Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.27%	07/15/31	1,750	1,750,000
USTA National Tennis Center, Inc.; Series 2009, VRD Taxable RB (LOC-JPMorgan Chase Bank N.A.) (f)	0.33%	11/15/24	5,300	5,300,000
Warren (County of), Ohio (Otterbein Homes); Series 1998 A, Ref. VRD Health Care Facilities Improvement RB (LOC-U.S. Bank, N.A.) (f)	0.26%	07/01/21	2,450	2,450,000
Washington (State of) Housing Finance Commission (Lake Washington Apartments); Series 1996, VRD Multifamily Mortgage RB (LOC-U.S. Bank, N.A.) (f)	0.32%	10/01/26	4,600	4,600,000
Washington (State of) Housing Finance Commission (Seattle Country Day School); Series 2006, VRD Non-Profit RB (LOC-Bank of America, N.A.) (f)	0.27%	07/01/32	1,100	1,100,000

Total Variable Rate Demand Notes (Cost $208,569,000)				208,569,000

Certificates of Deposit—15.57%
Banco Bilbao Vizcaya Argentaria, S.A. (United Kingdom) (c)	0.31%	07/06/10	40,000	40,000,388
BNP Paribas	0.28%	06/14/10	40,000	40,000,000
Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	24,000	24,000,000
Royal Bank of Scotland PLC	0.28%	06/15/10	25,000	25,000,000
Royal Bank of Scotland PLC	0.25%	06/04/10	25,000	25,000,000
Toronto-Dominion Bank	0.26%	06/30/10	13,800	13,800,000

Total Certificates of Deposit (Cost $167,800,388)				167,800,388

Medium-Term Notes—3.30%
European Investment Bank Sr. Unsec. Global MTN (c)	4.63%	09/15/10	25,000	25,313,184
Unilever Capital Corp. Sr. Unsec. Gtd. Global MTN (c)	7.13%	11/01/10	10,000	10,284,054

Total Medium-Term Notes (Cost $35,597,238)				35,597,238

TOTAL INVESTMENTS (excluding Repurchase Agreements)—83.15% (Cost $895,901,642)				895,901,642

			Repurchase
			Amount
Repurchase Agreements—16.81%(g)
HSBC Securities (USA) Inc., Joint agreement dated 05/28/10, aggregate maturing value $1,000,021,111 (collateralized by U.S. Treasury obligations valued at $1,020,004,797; 0.50%-8.13%, 05/31/10-05/15/40) (Cost $181,112,247)	0.19%	06/01/10	181,116,070	181,112,247

TOTAL INVESTMENTS(h)(i)—99.96% (Cost $1,077,013,889)				1,077,013,889

OTHER ASSETS LESS LIABILITIES—0.04%				383,374

NET ASSETS—100.00%				$1,077,397,263

Investment Abbreviations:

CEP	— Credit Enhancement Provider
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation Bonds
Gtd.	— Guaranteed
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTN	— Medium-Term Notes
PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
RN	— Revenue Notes
Sr.	— Senior
Unsec.	— Unsecured
VRD	— Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
     Invesco Money Market Fund

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2010 was $458,290,016, which represented 42.54% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 16.7%; Netherlands: 9.3%; other countries less than 5% each: 7.4%.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2010.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Also represents cost for federal income tax purposes.

(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
See accompanying notes which are an integral part of this schedule.
     Invesco Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis.
Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
     Invesco Money Market Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Short-term Investments	$—	$1,077,013,889	$—	$1,077,013,889

     Invesco Money Market Fund

Invesco Municipal Bond Fund
(formerly known as AIM Municipal Bond Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	MBD-QTR-1 05/10	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—98.99%
Alabama—1.02%
Birmingham Special Care Facilities Financing Authority (Children’s Hospital);
Series 2002, Health Care Facility RB (INS-AMBAC) (a)	5.38%	06/01/23	$1,500	$1,518,660
Series 2009, Health Care Facility RB (INS-AGC) (a)	6.00%	06/01/39	1,000	1,093,500
Jefferson (County of); Series 2000, Limited Obligation School Wts. (INS-AGM) (a)	5.50%	02/15/20	1,250	1,249,975
Lauderdale (County of) & Florence (City of) Health Care Authority (Coffee Health Group); Series 2000 A, RB (INS-NATL) (a)	6.00%	07/01/29	1,000	989,860
University of Alabama; Series 2004 A, General RB (INS-NATL) (a)	5.00%	07/01/29	1,000	1,043,310

				5,895,305

Alaska—0.54%
Alaska Municipal Bond Bank Authority;
Series 2008 2, RB	4.90%	06/01/26	1,035	1,072,861
Series 2008 2, RB	5.25%	06/01/38	1,000	1,026,280
Southeast Alaska Power Agency; Series 2009, Ref. Electrical RB (INS-AGC) (a)	5.38%	06/01/28	1,025	1,057,933

				3,157,074

Arizona—0.36%
Goodyear (City of); Series 2010, Sub. Lien Water and Sewer RB	5.63%	07/01/39	1,000	1,003,380
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-XLCA) (a)	5.00%	07/01/24	1,000	1,063,720

				2,067,100

Arkansas—1.43%
Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS-AGM) (a)	5.00%	03/01/34	1,825	1,909,151
Little Rock (City of);
Series 2009, Library Construction & Improvement Limited Tax GO	4.00%	03/01/21	1,490	1,554,517
Series 2009, Library Construction & Improvement Limited Tax GO	4.60%	03/01/24	1,495	1,584,804
North Little Rock Health Facilities Board (Baptist Health); Series 2001, Health Care RB	5.70%	07/01/22	500	505,450
University of Arkansas (Phillips Community College); Series 2009, Ref. Student Fees RB	5.20%	12/01/38	1,000	1,049,460
University of Arkansas (UALR Campus); Series 2009, RB	4.63%	10/01/34	1,500	1,523,250
Van Buren (County of); Series 2000, Ref. & Construction and Sales & Use Tax RB (INS-AMBAC) (a)	5.60%	12/01/25	190	192,453

				8,319,085

California—6.61%
ABAG Finance Authority for Non-profit Corps. (Casa de las Campanas, Inc.); Series 2010, RB (CEP-Cal-Mortgage)	6.00%	09/01/37	1,000	1,015,190
ABAG Finance Authority for Non-profit Corps. (Lincoln Glen Manor for Senior Citizens); Series 2000, COP (CEP-Cal-Mortgage)	6.10%	02/15/25	1,000	1,000,790
ABAG Finance Authority for Non-profit Corps. (Odd Fellows Home of California); Series 1999, COP (CEP-Cal-Mortgage)	6.00%	08/15/24	1,000	1,024,850
Alhambra Unified School District (Financing); Series 2008, COP (INS-AGM) (a)	5.50%	04/01/26	1,000	1,009,750
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-NATL) (a)	6.00%	04/01/22	2,000	2,305,160
Bret Harte Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO	5.25%	08/01/31	1,000	1,039,030
California (State of) Department of Water Resources; Series 2002 A, Power Supply RB (b)(c)	5.38%	05/01/12	1,000	1,101,500
California (State of);
Series 2010, Various Purpose Unlimited Tax GO	5.25%	03/01/30	1,000	1,024,470
Series 2010, Various Purpose Unlimited Tax GO	5.50%	03/01/40	250	257,010
California Educational Facilities Authority (Fresno Pacific University); Series 2000 A, RB	6.05%	03/01/11	475	477,270
California Health Facilities Financing Authority (Childrens Hospital Los Angeles); Series 2010 A, RB (INS-AGM) (a)	5.25%	07/01/38	500	501,140
California Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB	5.50%	02/01/24	1,000	1,012,640
California Statewide Communities Development Authority (Enloe Medical Center);
Series 2008, RB (CEP-Cal-Mortgage)	6.25%	08/15/33	500	523,660
Series 2008, RB (CEP-Cal-Mortgage)	5.75%	08/15/38	500	503,200
See accompanying notes which are an integral part of this schedule.
     Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Corona-Norca Unified School District (Election of 2006 Capital Appreciation Bonds); Series 2009 C, Unlimited Tax GO (INS-AGM) (a)(d)	7.08%	08/01/39	$1,000	$161,870
El Centro Financing Authority; Series 2006 A, Water RB (INS-AGM) (a)	5.00%	10/01/26	2,000	2,045,660
Evergreen Elementary School District; Series 2007 A, Unlimited Tax GO (INS-AGM) (a)	4.38%	08/01/28	1,700	1,686,230
Folsom Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/28	1,000	943,860
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District General Obligation Bond Program); Series 2007, RB (INS-AGM) (a)	5.00%	08/01/26	2,000	2,213,700
Hesperia Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS-XLCA) (a)	5.00%	09/01/31	500	441,975
Los Angeles Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,500	1,567,245
Los Angeles Unified School District (Election of 2002); Series 2007 B, Unlimited Tax GO (INS-AMBAC) (a)	4.50%	07/01/26	2,000	2,001,120
Norco Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/34	1,500	1,577,760
Oceanside Unified School District; Series 2009 A, Unlimited Tax GO (INS-AGC) (a)	5.25%	08/01/33	775	803,605
Palomar Pomerado Health (Election of 2004); Series 2005 A, Unlimited Tax GO (INS-AMBAC) (a)	5.00%	08/01/26	1,080	1,093,673
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO (INS-AGM) (a)	5.00%	07/01/25	1,415	1,507,909
Redondo Beach Unified School District (Election of 2008); Series 2008 A, Unlimited Tax GO (INS-AGM) (a)	5.13%	08/01/37	2,000	2,037,960
Sacramento (County of); Series 2009 B, Airport System Sr. RB (INS-AGC) (a)	5.50%	07/01/34	1,500	1,595,490
San Bernardino Community College District (Election of 2002); Series 2008 A, Unlimited Tax GO	6.50%	08/01/28	500	587,160
Southern California Public Power Authority (Natural Gas No. 1); Series 2007 A, RB	5.00%	11/01/33	1,710	1,574,859
Torrance Unified School District (Measure Z); Series 2009 B-1, Capital Appreciation Unlimited Tax GO (d)	6.38%	08/01/26	1,500	607,200
University of California; Series 2009 O, RB	5.25%	05/15/39	500	537,905
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (a)	5.50%	09/01/34	1,000	1,054,810
Yuba Levee Financing Authority; Series 2008 A, RB (INS-AGC) (a)	5.00%	09/01/33	1,500	1,518,090

				38,353,741

Colorado—3.09%
Aurora (City of); Series 2000, COP (b)(c)	5.50%	12/01/10	2,000	2,052,740
Boulder (County of); Series 2005 A, Open Space Capital Improvement Trust Fund RB (INS-AGM) (a)	5.00%	01/01/24	2,645	2,798,040
Colorado Health Facilities Authority (Exempla Inc.);
Series 2002 A, RB (b)(c)	5.50%	01/01/12	2,850	3,088,345
Series 2002 A, RB (b)(c)	5.63%	01/01/12	2,040	2,214,644
Colorado Springs (City of);
Series 2002, Hospital RB (INS-AGM) (a)	5.00%	12/15/32	1,000	1,015,970
Series 2009, Ref. Hospital RB	6.25%	12/15/33	1,000	1,069,660
Colorado Water Resources & Power Development Authority (Fountain (City of) Electric, Water & Wastewater Utility Enterprise);
Series 2009 A, RB (INS-AGC) (a)	5.13%	12/01/30	400	423,336
Series 2009 A, RB (INS-AGC) (a)	5.25%	12/01/38	500	525,180
Denver Health & Hospital Authority; Series 2004 A, Ref. Health Care RB (b)(c)	6.25%	12/01/14	750	903,503
E-470 Public Highway Authority; Series 2000 A, Sr. RB (b)(c)	5.75%	09/01/10	1,000	1,033,870
Meridian Metropolitan District; Series 2001 B, Ref. & Improvement Unlimited Tax GO (INS-Radian) (a)	5.00%	12/01/25	750	677,078
Northwest Parkway Public Highway Authority; Series 2001 A, Sr. RB (b)(c)	5.25%	06/15/11	1,000	1,069,430
University of Colorado; Series 2009 A, Enterprise System RB	5.25%	06/01/30	1,000	1,085,500

				17,957,296

Connecticut—2.63%
Area Cooperative Educational Services (Staff Development/Administration Facility); Series 1999, Unlimited Tax GO (INS-ACA) (a)	5.63%	07/15/19	1,060	1,007,276
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(e)	6.60%	07/01/24	1,260	1,198,235
See accompanying notes which are an integral part of this schedule.
     Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Connecticut—(continued)
Connecticut (State of) (Transportation Infrastructure);
Series 1991 B, Special Tax Obligation RB	6.50%	10/01/10	$530	$541,119
Series 1991 B, Special Tax Obligation RB	6.50%	10/01/12	1,500	1,692,135
Connecticut (State of) Health & Educational Facility Authority (Bridgeport Hospital); Series 1992 A, RB (INS-NATL) (a)	6.63%	07/01/18	725	727,617
Connecticut (State of) Health & Educational Facility Authority (Loomis Chaffee School); Series 2001 D, RB (b)(c)	5.25%	07/01/11	1,000	1,063,130
Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University);
Series 2007 J, RB (INS-NATL) (a)	5.75%	07/01/33	1,000	1,098,880
Series 2007 J, RB (INS-NATL) (a)	5.00%	07/01/37	1,200	1,247,700
Connecticut (State of) Housing Finance Authority (Group Home Mortgage); Series 2000 GH-5, Special Obligation RB (INS-AMBAC) (a)	5.85%	06/15/30	500	506,995
Connecticut (State of) Housing Finance Authority (Housing Mortgage Finance Program); Series 1998 C, RB (e)	5.50%	11/15/35	1,775	1,775,497
Harbor Point Infrastructure Improvement District; Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,182,490
New Britain (City of); Series 1992, Unlimited Tax GO (INS-NATL) (a)	6.00%	02/01/11	400	415,368
University of Connecticut; Series 2000 A, Student Fees RB (b)(c)	6.00%	11/15/10	785	813,660

				15,270,102

Delaware—0.18%
Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/31	1,000	1,026,700

District of Columbia—0.53%
District of Columbia (George Washington University); Series 2001 A, RB (INS-NATL) (a)	5.13%	09/15/31	1,000	1,009,230
District of Columbia (Gonzaga College High School); Series 1999, RB (INS-AGM) (a)	5.38%	07/01/19	1,055	1,066,447
District of Columbia (National Public Radio, Inc.); Series 2010 A, RB	5.00%	04/01/43	1,000	1,015,820

				3,091,497

Florida—3.81%
Bartow (City of); Series 2006, Ref. Water & Sewer System RB (INS-FGIC) (a)	4.25%	10/01/29	5,000	4,751,300
Broward (County of); Series 2009 A, Water & Sewer Utility RB	5.13%	10/01/28	1,500	1,599,975
Crossings at Fleming Island Community Development District; Series 2000 B, Ref. Special Assessment RB (INS-NATL) (a)	5.80%	05/01/16	995	1,005,398
Florida Higher Educational Facilities Financing Authority (Rollins College);
Series 2010, RB	4.75%	12/01/30	2,000	2,009,860
Series 2010, RB	5.00%	12/01/37	2,000	2,017,900
Jacksonville Health Facilities Authority (Ascension Health Credit Group); Series 2002 A, RB	5.25%	11/15/32	1,535	1,568,064
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (a)	5.00%	10/01/34	500	508,935
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO	5.38%	07/01/29	1,000	1,073,480
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS-AGC) (a)	5.63%	06/01/34	1,000	1,055,270
Series 2009, Public Facilities RB (INS-AGC) (a)	5.75%	06/01/39	750	795,195
Miami-Dade (County of) (Miami International Airport);
Series 2000 B, Aviation RB (INS-FGIC) (a)	5.75%	10/01/29	2,000	2,025,640
Series 2010 A, Aviation RB	5.38%	10/01/35	1,000	1,026,670
Miami-Dade (County of); Series 2009 C, Professional Sports Franchise Facility Tax RB (INS-AGC) (a)	5.75%	10/01/39	500	533,445
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.);
Series 2010 A, RB (INS-AGM) (a)	5.00%	07/01/30	500	502,735
Series 2010 A, RB (INS-AGM) (a)	5.25%	07/01/40	500	503,480
Sunrise (City of); Series 1998, Ref. Utility System RB (INS-AMBAC) (a)	5.00%	10/01/28	1,150	1,160,856

				22,138,203

Georgia—3.04%
Atkinson/Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS-AGC) (a)	5.25%	06/01/34	1,000	1,041,500
See accompanying notes which are an integral part of this schedule.
     Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)
Atlanta (City of);
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/34	$1,500	$1,573,830
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.38%	11/01/39	1,500	1,578,660
Cobb (County of) Development Authority (TUFF Cobb Research Campus — Georgia Tech Research Corp.);
Series 2010, RB	4.25%	09/01/29	500	496,720
Series 2010, RB	4.25%	09/01/30	1,410	1,385,466
DeKalb Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/19	560	612,058
Gilmer (County of) Building Authority (Courthouse); Series 2005 A, RB (INS-XLCA) (a)	5.00%	04/01/29	1,000	1,029,810
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (a)	5.50%	07/01/34	1,000	1,033,170
Gwinnett (County of) Water & Sewerage Authority; Series 2002, RB (b)(c)	5.25%	08/01/12	2,000	2,198,540
Macon-Bibb (County of) Hospital Authority (The Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/32	2,000	2,033,720
Medical Center Hospital Authority (Columbus Regional Healthcare System); Series 2008, RAC (INS-AGC) (a)	6.38%	08/01/29	2,110	2,370,268
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	1,500	1,515,420
Thomasville Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/30	750	750,870

				17,620,032

Idaho—0.10%
Idaho Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, RB	6.13%	12/01/28	500	557,285

Illinois—6.54%
Bellwood (Village of); Series 2002, Unlimited Tax GO (b)(c)	5.25%	12/01/12	1,000	1,110,500
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP-GNMA) (e)	6.13%	02/20/42	1,505	1,545,018
Chicago (City of);
Series 2000 C, Ref. Unlimited Tax GO (b)(c)	5.50%	07/01/10	1,755	1,780,886
Series 2000 C, Ref. Unlimited Tax GO (INS-FGIC) (a)	5.50%	01/01/40	995	1,007,497
Series 2001, Special Transportation RB (b)(c)	5.25%	07/01/12	1,000	1,049,960
Series 2001 A, Ref. Unlimited Tax GO (INS-NATL) (a)	5.25%	01/01/33	960	973,843
Series 2001 A, Ref. Unlimited Tax GO (b)(c)	5.25%	01/01/11	2,980	3,096,429
Chicago Park District; Series 2008 F, Limited Tax GO	5.50%	01/01/33	1,250	1,337,288
Freeport (City of) (Sewer System Improvements); Series 2000, Unlimited Tax GO (b)(c)	6.00%	12/01/10	1,000	1,039,050
Illinois Department of Central Management Services; Series 1999, COP (INS-NATL) (a)	5.85%	07/01/19	1,750	1,756,615
Illinois Development Finance Authority (Adventist Health Systems); Series 1997 A, RB (INS-NATL) (a)	6.00%	11/15/11	2,500	2,569,425
Illinois Educational Facilities Authority (Northwestern University); Series 1997, Medium Term RB (b)(c)	5.25%	11/01/14	1,000	1,167,620
Illinois Educational Facilities Authority (Robert Morris College);
Series 2000, RB (INS-NATL) (a)	5.75%	06/01/20	1,305	1,306,148
Series 2000, RB (INS-NATL) (a)	5.80%	06/01/30	1,000	1,000,150
Illinois Finance Authority (Children’s Memorial Hospital); Series 2008 A, RB (INS-AGC) (a)	5.25%	08/15/33	2,000	2,038,580
Illinois Finance Authority (Noble Network Charter Schools); Series 2007 A, Education RB (INS-ACA) (a)	5.00%	09/01/27	1,000	758,510
Illinois Finance Authority (Resurrection Health Care); Series 1999 B, RB (INS-AGM) (a)	5.25%	05/15/29	3,000	3,058,590
Illinois Finance Authority (Southern Illinois Healthcare Enterprises, Inc.);
Series 2005, RB (INS-AGM) (a)	5.25%	03/01/30	1,000	1,033,870
Series 2005, RB (INS-AGM) (a)	5.38%	03/01/35	1,000	1,027,820
Illinois Health Facilities Authority (Evangelical Hospital Corp.);
Series 1992 A, Ref. RB (b)	6.25%	04/15/22	1,000	1,252,630
Series 1992 C, RB (b)	6.25%	04/15/22	1,150	1,440,524
Illinois Municipal Electric Agency; Series 2006, Power Supply System RB (INS-FGIC) (a)	5.00%	02/01/26	4,000	4,157,800
See accompanying notes which are an integral part of this schedule.
          Invesco Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Capital Appreciation Dedicated State Tax RB (INS-NATL) (a)(d)	5.94%	06/15/30	$1,000	$320,330
Series 2002 A, Dedicated State Tax RB (INS-NATL) (a)	5.25%	06/15/42	1,000	1,010,050
Will (County of) Elementary School District No. 122;
Series 2000 A, Unlimited Tax GO (b)(c)	6.50%	11/01/10	575	590,117
Series 2000 A, Unlimited Tax GO (b)(c)	6.50%	11/01/10	510	523,408

				37,952,658

Indiana—5.15%
Hancock (County of) & Mount Vernon (City of) Multi-School Building Corp.; Series 2001 A, First Mortgage RB (b)(c)	5.45%	07/15/11	1,000	1,055,350
Indiana Municipal Power Agency; Series 2009 B, Power Supply System RB	5.75%	01/01/29	200	219,134
Indiana Transportation Finance Authority; Series 2000, Highway RB (b)(c)	5.38%	12/01/10	1,565	1,605,518
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority); Series 2006 F, RB (INS-AMBAC) (a)(e)	5.00%	01/01/18	500	528,160
Indianapolis Local Public Improvement Bond Bank (Waterworks);
Series 2002 A, RB (b)(c)	5.25%	07/01/12	1,000	1,094,860
Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/29	1,000	1,098,870
Lafayette (City of); Series 2002, Sewer RB (b)(c)	5.15%	07/01/12	1,000	1,103,310
Monroe (County of) Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS-AGM) (a)	5.25%	01/15/27	2,815	3,091,095
Noblesville Redevelopment Authority (146th Street Extension); Series 2006 A, Economic Development Lease Rental RB	5.25%	08/01/25	1,570	1,675,457
Northern Wells Community School Building Corp.; Series 2002, First Mortgage RB (b)(c)	5.40%	07/15/12	500	549,720
Petersburg (City of) (Indianapolis Power & Light Co.);
Series 1991, Ref. PCR	5.75%	08/01/21	4,000	4,103,920
Series 1993 B, Ref. PCR (INS-NATL) (a)	5.40%	08/01/17	9,850	10,625,687
Rockville School Building Corp.; Series 2006, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/26	1,000	1,058,710
St. Joseph (County of) Hospital Authority (Memorial Health System); Series 2000, RB (b)(c)	5.63%	02/15/11	1,000	1,037,720
Wa-Nee Middle School Building Corp.; Series 2001, First Mortgage RB (b)(c)	5.50%	07/15/11	1,000	1,056,740

				29,904,251

Iowa—0.36%
Iowa Finance Authority (Iowa Health System); Series 2005, Health Facilities RB (INS-AGC) (a)	5.25%	02/15/29	2,000	2,077,760

Kansas—0.76%
Dodge (City of); Series 2009, Sales Tax RB (INS-AGC) (a)	5.00%	06/01/34	1,000	1,044,980
Kansas (State of) Development Finance Authority (Stormont-Vail Healthcare Inc.); Series 2007 L, Health Facilities RB (INS-NATL) (a)	5.13%	11/15/32	750	738,675
Overland Park Development Corp. (Overland Park Convention Center Hotel); Series 2001 A, First Tier RB (b)(c)	7.38%	01/01/11	1,630	1,712,511
University of Kansas Hospital Authority (KU Health Systems); Series 2006, Ref. & Improvement Health Facilities RB	4.50%	09/01/32	1,000	934,520

				4,430,686

Kentucky—1.11%
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.); Sub. Series 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/33	1,070	1,180,702
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)(g)	0.27%	04/01/32	3,735	3,735,000
Spencer (County of) School District Finance Corp.; Series 2007, School Building RB (INS-AGM) (a)	4.50%	08/01/27	1,480	1,515,476

				6,431,178

Louisiana—3.90%
East Baton Rouge Sewerage Commission;
Series 2006 A, Ref. RB (INS-AGM) (a)	5.00%	02/01/25	1,000	1,081,690
Series 2009 A, RB	5.25%	02/01/34	1,500	1,595,475
See accompanying notes which are an integral part of this schedule.
          Invesco Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana—(continued)
Lafayette Consolidated Government; Series 2007, Communications Systems RB (INS-XLCA) (a)	4.63%	11/01/24	$2,000	$2,019,980
Louisiana Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program);
Series 2000, RB (INS-ACA) (a)	6.55%	09/01/25	4,860	4,431,931
Series 2000 A, RB (INS-AMBAC) (a)	6.30%	07/01/30	2,000	2,059,900
Louisiana Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.38%	04/01/31	1,000	1,062,440
Louisiana Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, RB (INS-AGC) (a)	5.50%	02/01/39	1,500	1,587,540
Louisiana Local Government Environmental Facilities & Community Development Authority (Parking Facilities Corp. Garage); Series 2001 A, RB (INS-AMBAC) (a)	5.20%	10/01/20	1,760	1,761,953
Louisiana Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS-CIFG) (a)	5.00%	07/01/32	1,000	923,240
Louisiana Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/29	1,600	1,701,248
Louisiana Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (b)(c)	5.50%	05/15/26	1,010	1,193,386
Louisiana Public Facilities Authority (Tulane University); Series 2002 A, RB (b)(c)	5.13%	07/01/12	2,100	2,289,609
Tangipahoa (Parish of) Hospital Service District No. 1 (North Oaks Medical Center); Series 2003 A, Ref. Hospital RB	5.00%	02/01/25	1,000	932,640

				22,641,032

Maine—0.09%
Maine (State of) Housing Authority; Series 2007 E, Mortgage Purchase RB (e)	5.30%	11/15/23	500	516,435

Maryland—0.18%
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2001, RB (b)(c)	5.25%	07/01/11	1,000	1,052,380

Massachusetts—2.79%
Boston Water & Sewer Commission; Sr. Series 1993 A, RB (INS-NATL) (a)	5.25%	11/01/19	5,385	6,233,299
Massachusetts (State of) Development Finance Agency (Boston University); Series 1999 P, RB	6.00%	05/15/59	5,500	6,303,385
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2007 A, RB	5.00%	11/15/14	1,000	1,001,560
Massachusetts (State of) Development Finance Agency (Olin College); Series 2003 B, RB (INS-XLCA) (a)	5.25%	07/01/33	1,000	1,015,320
Massachusetts Bay Transportation Authority; Series 2002 A, Sr. Sales Tax RB (b)(c)	5.00%	07/01/12	1,500	1,637,145

				16,190,709

Michigan—3.27%
Almont Community Schools; Series 2002, Ref. School Building & Site Unlimited Tax GO (b)(c)	5.00%	11/01/12	1,000	1,101,450
Chippewa Valley Schools; Series 2002, Ref. Unlimited Tax GO (b)(c)	5.13%	05/01/12	1,000	1,085,830
Detroit (City of);
Series 2001 A, Water Supply System Sr. Lien RB (b)(c)	5.25%	07/01/11	1,655	1,734,225
Series 2001 A, Water Supply System Sr. Lien RB (b)(c)	5.25%	07/01/11	1,845	1,942,047
Series 2001 A, Water Supply System Sr. Lien RB (INS-FGIC) (a)	5.00%	07/01/30	5,000	4,949,750
Series 2006 B, Water Supply System Second Lien RB (INS-AGM) (a)	6.25%	07/01/36	1,000	1,099,580
Jackson Brownfield Redevelopment Authority; Series 2002, Tax Increment Allocation RB (INS-FGIC) (a)	5.13%	06/01/24	1,000	1,052,410
Michigan Municipal Bond Authority (Drinking Water Revolving Fund); Series 2000, RB (b)(c)	5.50%	10/01/10	1,000	1,027,820
Michigan Public Power Agency (Combustion Turbine No. 1); Series 2001 A, RB (INS-AMBAC) (a)	5.25%	01/01/24	2,500	2,544,150
Michigan Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/34	1,300	1,070,732
Wyoming (City of); Series 2008, Water Supply System RB	5.13%	06/01/28	1,305	1,370,968

				18,978,962

See accompanying notes which are an integral part of this schedule.
          Invesco Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—0.90%
Minneapolis (City of) (Fairview Health Services); Series 2008 B, Health Care System RB (INS-AGC) (a)	6.50%	11/15/38	$1,050	$1,183,056
Minneapolis (City of) (Parking Ramp); Series 2000 A, Unlimited Tax GO	5.90%	12/01/20	1,000	1,015,320
Minnesota Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/30	1,000	1,018,420
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB	5.75%	07/01/39	2,000	1,997,080

				5,213,876

Mississippi—0.18%
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital); Series 2000, RB (b)(c)	5.50%	01/01/11	1,000	1,039,930

Missouri—2.38%
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009, Health Care Facilities IDR	5.50%	06/01/34	500	505,180
Cass (County of); Series 2007, Hospital RB	5.38%	05/01/22	1,000	1,008,330
Gladstone (City of); Series 2006 A, COP (INS-XLCA) (a)	5.00%	06/01/22	1,295	1,362,703
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO	4.75%	03/01/27	1,000	1,059,460
Miller (County of) Reorganized School District No. 2; Series 2006, Unlimited Tax GO (INS-AGM) (a)	5.00%	03/01/21	1,000	1,084,460
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB	5.63%	05/15/39	2,500	2,566,300
Missouri (State of) Health & Educational Facilities Authority (Washington University); Series 2001 A, RB (b)(c)	5.13%	06/15/11	4,000	4,198,440
Neosho Reorganized School District No. R-05 (Missouri Direct Deposit Program); Series 2006, School Building Unlimited Tax GO (INS-AGM) (a)	5.00%	03/01/23	1,000	1,087,460
St. Louis Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB (INS-AMBAC) (a)	4.50%	02/15/28	1,000	930,500

				13,802,833

Montana—0.26%
Forsyth (City of) (Portland General Electric Co.); Series 1998, Ref. PCR	5.00%	05/01/33	1,500	1,538,895

Nebraska—0.36%
University of Nebraska (Omaha Health & Recreation); Series 2008, RB	5.00%	05/15/33	1,000	1,053,310
University of Nebraska (Omaha Student Facilities); Series 2007, RB	5.00%	05/15/32	1,000	1,050,630

				2,103,940

Nevada—3.14%
Clark (County of) Las Vegas-McCarran International Airport;
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/42	2,000	2,004,380
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (a)	5.25%	07/01/39	1,500	1,531,665
Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO	5.63%	07/01/32	1,500	1,645,290
Clark (County of);
Series 2001, Bond Bank Limited Tax GO (b)(c)	5.00%	06/01/11	2,870	3,003,053
Series 2001, Bond Bank Limited Tax GO (INS-FGIC) (a)	5.00%	06/01/31	2,130	2,143,504
Series 2001 B, Airport System Sub. Lien RB (b)(c)	5.13%	07/01/11	2,250	2,365,290
Series 2001 B, Airport System Sub. Lien RB (b)(c)	5.25%	07/01/11	1,500	1,578,900
Series 2004 A-2, Airport System Sub. Lien RB (INS-FGIC) (a)	5.13%	07/01/25	1,000	1,030,990
Series 2004 A-2, Airport System Sub. Lien RB (INS-FGIC) (a)	5.13%	07/01/27	1,000	1,025,710
Las Vegas Valley Water District; Series 2009 B, Limited Tax GO	5.00%	06/01/29	800	846,360
Truckee Meadows Water Authority; Series 2001 A, RB (b)(c)	5.13%	07/01/11	1,000	1,051,580

				18,226,722

New Hampshire—0.13%
Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (a)	5.13%	01/01/30	750	769,087
See accompanying notes which are an integral part of this schedule.
          Invesco Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey—1.93%
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB (b)	5.50%	06/15/10	$1,440	$1,443,542
New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/36	1,000	1,040,320
Series 2009 I, RB	5.00%	01/01/35	2,000	2,093,000
New Jersey Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB (e)	6.40%	09/15/23	1,035	985,889
Series 2000, Special Facilities RB (e)	7.00%	11/15/30	4,000	4,001,320
Tobacco Settlement Financing Corp.; Series 2002, Asset-Backed RB (b)(c)	5.38%	06/01/12	1,485	1,622,957

				11,187,028

New Mexico—0.67%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare Services); Series 2009, RB	5.00%	08/01/39	500	503,995
New Mexico Finance Authority; Series 2006 B, Sr. Lien Public Project Revolving Fund RB (INS-NATL) (a)	5.00%	06/01/26	2,000	2,141,700
Santa Fe (City of); Series 2006 B, Ref. Gross Receipts Tax RB (INS-AGM) (a)	5.00%	06/01/22	1,185	1,266,789

				3,912,484

New York—4.54%
Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.13%	01/01/29	1,000	1,024,750
New York (City of) Municipal Water Finance Authority;
Series 2000 B, Water & Sewer System RB (b)(c)	6.00%	06/15/10	935	946,875
Series 2000 B, Water & Sewer System RB	6.00%	06/15/33	565	572,164
Series 2005 A, Water & Sewer System RB (INS-AGM) (a)	4.50%	06/15/29	1,000	1,018,050
New York (City of);
Series 2005 J, Unlimited Tax GO	5.00%	03/01/23	1,500	1,624,215
Series 2007 D1, Unlimited Tax GO	5.13%	12/01/22	2,500	2,754,225
New York (State of) Dormitory Authority (The New York & Presbyterian Hospital); Series 2007, FHA Insured Mortgage Hospital RB (INS-AGM) (a)	4.75%	02/15/23	1,000	1,038,510
New York (State of) Dormitory Authority (Yeshiva University); Series 2009, RB	5.00%	09/01/34	515	537,459
New York (State of); Series 2009 A, Unlimited Tax GO	5.00%	02/15/39	500	529,655
Port Authority of New York & New Jersey (Consolidated Ninety-Third); Series 1994, RB	6.13%	06/01/94	5,250	6,287,243
Triborough Bridge & Tunnel Authority;
Series 1992 Y, General Purpose RB (b)	5.50%	01/01/17	2,900	3,338,857
Series 1993 B, General Purpose RB (b)	5.00%	01/01/20	1,960	2,262,310
Series 2006 A, General Purpose RB	5.00%	11/15/35	2,000	2,087,420
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.00%	06/01/26	2,500	2,337,750

				26,359,483

North Carolina—0.30%
North Carolina Housing Finance Agency; Series 1996 II, Single Family RB (CEP-FHA)	6.20%	03/01/16	140	140,309
North Carolina Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB	5.00%	06/01/39	1,000	1,026,260
Oak Island (Town of); Series 2009, Enterprise System RB (INS-AGC) (a)	6.00%	06/01/34	500	548,445

				1,715,014

North Dakota—0.58%
Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/37	1,000	1,010,220
North Dakota (State of) Board of Higher Education (North Dakota State University);
Series 2007, Housing & Auxiliary Facilities RB (INS-AMBAC) (a)	5.00%	04/01/24	1,160	1,230,551
Series 2007, Housing & Auxiliary Facilities RB (INS-AMBAC) (a)	5.00%	04/01/27	1,085	1,133,467

				3,374,238

Ohio—3.44%
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/38	1,000	994,030
Beavercreek (City of) School District; Series 2009, School Improvement Unlimited Tax GO	5.00%	12/01/30	1,000	1,064,890
See accompanying notes which are an integral part of this schedule.
     Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.38%	06/01/24	$1,250	$1,149,988
Series 2007 A-2, Sr. Asset-Backed Turbo RB	6.00%	06/01/42	900	676,170
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	1,850	1,331,352
Cleveland (City of); Series 1993 G, Ref. Waterworks First Mortgage RB (INS-NATL) (a)	5.50%	01/01/21	3,300	3,844,830
Cuyahoga (County of); Series 2003 A, Ref. RB	5.50%	01/01/29	1,000	1,044,830
New Albany Plain Local School District; Series 2000, Unlimited Tax GO (b)(c)	6.00%	06/01/11	410	433,259
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital Facility RB	5.50%	01/01/39	3,750	3,935,550
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2007, RB (INS-NATL) (a)(c)(e)	5.10%	05/01/13	1,750	1,866,165
Reynoldsburg (City of) School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO	5.00%	12/01/32	1,000	1,051,150
Stark (County of) Lake Local School District; Series 2000, Unlimited Tax GO (b)(c)	5.75%	12/01/10	2,500	2,568,300

				19,960,514

Oklahoma—0.09%
Jenks Aquarium Authority; Series 2000, First Mortgage RB (b)(c)	6.00%	07/01/10	500	507,620

Oregon—0.67%
Beaverton School District (Washington & Multnomah Counties School District No. 48J);
Series 2009, Limited Tax GO (INS-AGC) (a)	5.00%	06/01/31	750	811,275
Series 2009, Limited Tax GO (INS-AGC) (a)	5.13%	06/01/36	500	537,380
Medford Hospital Facilities Authority (Asante Health System); Series 2005 A, RB (INS-AGM) (a)	5.00%	08/15/40	500	503,585
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/30	2,000	2,009,500

				3,861,740

Pennsylvania—1.66%
Allegheny (County of) Higher Education Building Authority (Carnegie Mellon University); Series 2002, RB	5.25%	03/01/32	1,515	1,576,191
Erie Parking Authority; Series 2010, Guaranteed Parking RB (INS-AGM) (a)	5.20%	09/01/35	1,000	1,020,650
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB (INS-AGC) (a)	5.50%	10/01/32	2,250	2,383,425
Philadelphia (City of); Series 2009 B, Limited Tax GO (INS-AGC) (a)	7.00%	07/15/28	2,200	2,541,330
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC) (a)	5.00%	11/15/33	2,000	2,088,060

				9,609,656

Puerto Rico—2.58%
Children’s Trust Fund; Series 2000, Tobacco Settlement Asset-Backed RB (b)(c)	6.00%	07/01/10	1,000	1,005,160
Puerto Rico Electric Power Authority;
Series 2007 TT, RB	5.00%	07/01/37	1,000	988,250
Series 2010 XX, RB	5.25%	07/01/40	3,000	3,037,380
Puerto Rico Sales Tax Financing Corp.;
First Sub. Series 2009 A, RB	5.25%	08/01/27	2,000	2,114,680
First Sub. Series 2009 A, RB	5.50%	08/01/28	2,000	2,139,540
First Sub. Series 2010 A, RB	5.50%	08/01/37	2,000	2,100,880
First Sub. Series 2010 A, RB	5.38%	08/01/39	1,000	1,038,520
First Sub. Series 2010 A, RB (INS-AGM) (a)	5.00%	08/01/40	2,000	2,052,340
Series 2010 A, Capital Appreciation RB (d)	6.73%	08/01/33	2,000	490,000

				14,966,750

Rhode Island—1.18%
Providence Public Building Authority; Series 2000 A, RB (b)(c)	5.75%	12/15/10	1,210	1,258,279
Rhode Island (State of) Health & Educational Building Corp. (Educational & General Revenue Issue); Series 2010 A, Higher Education Facility RB (INS-AGM) (a)	4.50%	09/15/30	1,500	1,493,970
Rhode Island (State of) Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS-AGC) (a)	6.25%	05/15/30	500	555,380
See accompanying notes which are an integral part of this schedule.
     Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island—(continued)
Rhode Island (State of) Health & Educational Building Corp. (Public School Financing Program); Series 2009 E, RB (INS-AGC) (a)	5.00%	05/15/34	$2,000	$2,039,040
Rhode Island (State of) Student Loan Authority; Series 2008 A, Sr. RB (CEP-Gtd. Student Loans) (e)	6.00%	12/01/23	1,000	1,004,550
Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/35	500	509,000

				6,860,219

South Carolina—2.94%
Beaufort (County of) School District; Series 2007 C, Unlimited Tax GO (CEP-South Carolina State Department of Education)	4.50%	03/01/32	1,000	1,010,690
College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS-XLCA) (a)	4.63%	04/01/30	1,500	1,514,370
Greenwood (City of); Series 2007, Combined Public Utility System RB (INS-NATL) (a)	4.50%	12/01/27	1,400	1,422,288
Kershaw (County of) Public Schools Foundation (Kershaw County School District); Series 2006, Installment Purchase RB (INS-CIFG) (a)	5.00%	12/01/28	2,000	1,999,980
Myrtle Beach (City of); Series 2004 A, Hospitality Fee RB (INS-FGIC) (a)	5.38%	06/01/24	1,150	1,194,218
South Carolina Jobs-Economic Development Authority (Bon Secours Health System, Inc.);
Series 2002 A, RB (b)(c)	5.50%	11/15/12	460	511,147
Series 2002 B, RB	5.50%	11/15/23	1,555	1,570,519
South Carolina Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2000 A, Hospital Facilities Improvement RB (b)(c)	7.13%	12/15/10	1,000	1,056,560
Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	1,500	1,565,940
Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,000	1,025,870
South Carolina Transportation Infrastructure Bank;
Series 2001 A, RB (b)(c)	5.00%	10/01/11	1,000	1,060,160
Series 2004 A, RB (INS-AMBAC) (a)	5.25%	10/01/24	2,000	2,112,500
Spartanburg (City of); Series 2007 A, Ref. Waterworks RB (INS-AGM) (a)	4.38%	06/01/28	1,000	1,006,900

				17,051,142

South Dakota—1.44%
Aberdeen School District No. 6-1; Series 2000, Unlimited Tax GO (b)(c)	5.45%	01/01/11	3,940	4,059,973
South Dakota (State of) Building Authority; Series 2007, RB (INS-FGIC) (a)	4.50%	06/01/30	2,675	2,695,785
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS-AGC) (a)	5.50%	08/01/38	1,000	1,062,080
South Dakota Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	6.00%	05/01/28	500	534,725

				8,352,563

Tennessee—0.34%
Johnson (City of); Series 2009, Ref. Unlimited Tax GO	5.00%	06/01/31	750	787,725
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010 A, Ref. Hospital RB	5.63%	07/01/30	1,000	989,860
Tennessee Energy Acquisition Corp.; Series 2006 A, Gas RB	5.00%	09/01/16	200	202,698

				1,980,283

Texas—16.12%
Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (INS-AGC) (a)	5.00%	03/01/30	1,000	1,043,000
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Tax-Exempt Venue RB (INS-BHAC) (a)	5.00%	08/15/39	1,000	1,036,040
Bexar Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/39	1,500	1,497,660
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities IDR (c)(e)	5.90%	05/01/28	1,050	1,040,781
Bryan (City of); Series 2009, Electric System RB	5.00%	07/01/34	1,000	1,020,290
Carroll Independent School District; Series 2001, Unlimited Tax GO (b)(c)	5.25%	02/15/11	955	988,683
Cisco Junior College District; Series 2002, Ref. Consolidated Fund RB (INS-AMBAC) (a)	5.25%	07/01/26	1,000	1,042,670
Cleveland Independent School District; Series 2001, Unlimited Tax GO (b)(c)	5.13%	02/01/11	1,680	1,734,634
Comal Independent School District; Series 2001, Ref. School Building Unlimited Tax GO (b)(c)	5.25%	02/01/11	1,130	1,167,697
Corpus Christi (City of); Series 2009, Improvement Utility System RB (INS-AGC) (a)	5.25%	07/15/33	1,500	1,568,535
See accompanying notes which are an integral part of this schedule.
     Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO	5.38%	08/15/30	$2,000	$2,189,080
Dallas (City of); Series 2007, Ref. Waterworks & Sewer System RB (INS-AMBAC) (a)	4.50%	10/01/27	4,000	4,091,440
Denton (City of); Series 2000 A, Utility System RB (b)(c)	5.40%	12/01/10	1,000	1,025,700
Galena Park Independent School District; Series 1996, Ref. Capital Appreciation Unlimited Tax GO (CEP-Texas Permanent School Fund) (d)	6.37%	08/15/23	2,000	1,171,040
Grapevine (City of); Series 2000, Limited Tax GO Ctfs. (b)(c)	5.88%	08/15/10	1,610	1,629,256
Harris (County of) Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB	5.38%	11/15/28	825	804,713
Harris (County of) Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.25%	11/15/35	1,000	1,049,400
Harris (County of) Health Facilities Development Corp. (Memorial Hermann Health Care); Series 2001 A, Hospital RB (b)(c)	6.38%	06/01/11	750	802,605
Harris (County of) Health Facilities Development Corp. (St. Luke’s Episcopal Hospital);
Series 2001 A, RB (b)(c)	5.38%	08/15/11	1,000	1,059,690
Series 2002, RB (b)(c)	5.13%	08/15/12	1,000	1,097,170
Harris (County of) Health Facilities Development Corp. (Texas Children’s Hospital); Series 1999 A, Hospital RB (b)	5.25%	10/01/29	2,000	2,026,240
Harris (County of)-Houston Sports Authority; Series 2001 B, Ref. Jr. Lien Special RB (INS-NATL) (a)	5.25%	11/15/40	5,000	4,752,450
Harris (County of); Series 2002, Ref. Limited Tax GO (b)(c)	5.13%	08/15/12	2,000	2,194,340
Houston (City of);
Series 2000 B, Airport System Sub. Lien RB (b)(c)	5.50%	07/01/10	1,000	1,004,780
Series 2009 A, Ref. Airport System Sr. Lien RB	5.50%	07/01/34	875	945,464
Keller Independent School District; Series 2001, Ref. Unlimited Tax GO (b)(c)	5.25%	08/15/11	1,775	1,878,252
Laredo Community College District;
Series 2002, Limited Tax GO (b)(c)	5.25%	08/01/12	1,000	1,098,510
Series 2002, Limited Tax GO (b)(c)	5.25%	08/01/12	1,000	1,098,510
Series 2010, Combined Fee RB (INS-AGM) (a)	5.00%	08/01/30	1,250	1,286,087
Series 2010, Combined Fee RB (INS-AGM) (a)	5.25%	08/01/35	1,000	1,027,710
Little Elm Independent School District; Series 2000, Unlimited Tax GO (b)(c)	6.13%	08/15/10	980	992,181
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB	6.00%	02/15/24	2,500	2,576,650
Nacogdoches Independent School District; Series 2001, Ref. Unlimited Tax GO (b)(c)	5.30%	02/15/11	2,480	2,568,337
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	1,000	1,094,540
Series 2008 A-AGC-ICC, Ref. First Tier System RB	5.63%	01/01/33	1,500	1,606,440
Series 2008 F, Ref. Second Tier System RB	6.13%	01/01/31	1,000	1,069,810
Series 2008 K-1, Ref. First Tier System RB (INS-AGC) (a)	5.75%	01/01/38	1,530	1,660,417
Parker (County of); Series 2009, Unlimited Tax GO Road Bonds (INS-AGC) (a)	5.13%	02/15/31	1,000	1,061,610
Pasadena (City of); Series 2002, Limited Tax GO Ctfs. (b)(c)	5.25%	04/01/11	2,000	2,083,060
Pflugerville (City of);
Series 2009, Limited Tax GO (INS-AGC) (a)	5.30%	08/01/31	860	927,553
Series 2009, Limited Tax GO Ctfs. (INS-AGC) (a)	5.38%	08/01/32	755	815,951
Pflugerville Independent School District; Series 2000, Unlimited Tax GO (b)(c)	5.50%	08/15/10	1,615	1,633,056
Pharr San Juan Alamo Independent School District; Series 2006, Ref. Unlimited Tax GO (CEP-Texas Permanent School Fund)	5.13%	02/01/24	1,010	1,108,031
Richardson (City of); Series 2001, Limited Tax GO Ctfs.	5.00%	02/15/19	1,720	1,768,710
Richardson Independent School District; Series 2008, School Building Unlimited Tax GO	5.25%	02/15/33	1,000	1,080,480
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO (INS-AGC) (a)	5.25%	02/15/31	500	535,685
San Angelo (City of); Series 2001, Ref. & Improvement Waterworks & Sewer System RB (b)	5.25%	04/01/19	1,000	1,034,040
San Antonio (City of); Series 2000 A, Limited Tax GO (b)(c)	5.38%	02/01/11	1,185	1,225,539
Schertz-Cibolo-Universal City Independent School District; Series 2001, Ref. & Building Unlimited Tax GO (CEP-Texas Permanent School Fund)	5.13%	08/01/25	1,535	1,597,628
Southlake (City of); Series 2004, Ref. Limited Tax GO (INS-AMBAC) (a)	5.20%	02/15/26	1,000	1,056,350
Texas (State of); Series 2001 A, Ref. Water Development Unlimited Tax GO	5.25%	08/01/35	1,840	1,898,862
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/27	1,325	1,382,412
See accompanying notes which are an integral part of this schedule.
     Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Town Center Improvement District;
Series 2001, Sales & Hotel Occupancy Tax RB (INS-FGIC) (a)	5.13%	03/01/21	$2,500	$2,524,975
Series 2001, Sales & Hotel Occupancy Tax RB (INS-FGIC) (a)	5.13%	03/01/23	1,000	1,007,940
Series 2001, Sales & Hotel Occupancy Tax RB (INS-FGIC) (a)	5.25%	03/01/27	2,800	2,816,744
United Independent School District; Series 2000, Unlimited Tax GO (b)	5.13%	08/15/26	1,000	1,062,680
University of Houston; Series 2009, Ref. Consolidated RB	5.00%	02/15/29	1,000	1,066,080
Waxahachie Independent School District;
Series 2002, Ref. School Building Unlimited Tax GO (CEP-Texas Permanent School Fund)	5.25%	08/15/26	3,400	3,548,172
Series 2002, Ref. School Building Unlimited Tax GO (CEP-Texas Permanent School Fund)	5.38%	08/15/27	2,000	2,070,640
Series 2002, Ref. School Building Unlimited Tax GO (CEP-Texas Permanent School Fund)	5.25%	08/15/30	2,890	2,989,185
Ysleta Independent School District Public Facilities Corp.; Series 2001, Ref. Lease RB (INS-AMBAC) (a)	5.38%	11/15/24	1,300	1,323,322

				93,559,507

Utah—0.66%
Pleasant Grove (City of); Series 2008, Water RB (INS-AGM) (a)	5.25%	12/01/33	710	755,035
Utah Housing Corp.; Series 2009 C, Class II, Single Family Mortgage RB	5.00%	07/01/31	1,000	1,018,240
Utah Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)	5.00%	06/15/36	1,050	1,108,674
Washington (City of); Series 2003, Sales Tax RB (INS-AMBAC) (a)	5.00%	11/15/23	915	944,875

				3,826,824

Vermont—0.58%
University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/39	1,265	1,330,590
Vermont Educational & Health Buildings Financing Agency (Fletcher Allen Health Care);
Series 2000 A, Hospital RB (INS-AMBAC) (a)	6.00%	12/01/23	1,000	1,011,140
Series 2004 B, RB (INS-AGM) (a)	5.00%	12/01/34	1,000	1,009,190

				3,350,920

Virginia—1.46%
Fauquier (County of) Industrial Development Authority;
Series 2002, Hospital IDR (INS-Radian) (a)	5.50%	10/01/17	500	526,385
Series 2002, Hospital IDR (INS-Radian) (a)	5.25%	10/01/31	1,000	1,001,080
Henrico (County of) Economic Development Authority (Virginia United Methodist Homes); Series 2002 A, Ref. Residential Care Facilities RB	6.50%	06/01/22	2,000	2,025,800
King George (County of) Industrial Development Authority; Series 2004, Lease IDR (INS-AGM) (a)	5.00%	03/01/25	1,100	1,143,417
New River Valley Regional Jail Authority; Series 2008, Ref. RB (INS-NATL) (a)	4.50%	10/01/32	1,155	1,107,760
Virginia (State of) Housing Development Authority; Series 2000 D, RB (e)	5.70%	04/01/11	1,500	1,507,785
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB	6.00%	12/01/32	1,000	1,134,540

				8,446,767

Washington—1.71%
Everett Public Facilities District; Series 2007 A, Limited Sales Tax & Interlocal RB	5.00%	12/01/23	1,135	1,171,695
King (County of); Series 2009, Sewer Limited Tax GO	5.00%	01/01/30	1,000	1,076,970
Klickitat (County of) Public Utility District No. 1;
Series 2006 B, Ref. Electric RB (INS-FGIC) (a)	5.00%	12/01/23	3,000	3,120,180
Series 2006 B, Ref. Electric RB (INS-FGIC) (a)	5.00%	12/01/24	2,000	2,081,040
Seattle (Port of); Series 2005 A, Ref. Intermediate Lien RB (INS-NATL) (a)	5.00%	03/01/35	1,000	1,012,160
Washington (State of) Health Care Facilities Authority (Providence Health System); Series 2001 A, RB (INS-NATL) (a)	5.25%	10/01/21	1,400	1,439,032

				9,901,077

West Virginia—0.18%
West Virginia (State of) Hospital Finance Authority (Camden-Clark Memorial Hospital Corp.); Series 2009 A, Hospital Improvement RB (INS-AGC) (a)	5.88%	02/15/34	1,000	1,041,040

See accompanying notes which are an integral part of this schedule.
     Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin—1.08%
Adams-Friendship Area School District; Series 1996, Ref. Unlimited Tax GO (INS-AMBAC) (a)	6.50%	04/01/15	$1,340	$1,593,099
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/30	1,500	1,517,625
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/34	750	760,118
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University); Series 2008 B-1, Ref. RB	5.00%	10/01/33	1,000	1,008,290
Wisconsin (State of) Health & Educational Facilities Authority (Sinai Samaritan Medical Center Inc.); Series 1996, RB (INS-NATL) (a)	5.75%	08/15/16	1,375	1,376,471

				6,255,603

TOTAL INVESTMENTS(h)—98.99% (Cost $545,515,855)				574,405,226

OTHER ASSETS LESS LIABILITIES—1.01%				5,852,748

NET ASSETS—100.00%				$580,257,974

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BHAC	—Bershire Hathaway Assurance Corp.
CEP	—Credit Enhancement Provider
CIFG	—CIFG Assurance North America, Inc.
COP	—Certificates of Participation
Ctfs.	—Certificates
FHA	—Federal Housing Administration
FGIC	—Financial Guaranty Insurance Co.
GNMA	—Government National Mortgage Association
GO	—General Obligation Bonds
Gtd.	—Guaranteed
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior
LOC	—Letter of Credit
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
RAC	—Revenue Anticipation Certificates
Radian	—Radian Asset Assurance
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
Sub.	—Subordinated
VRD	—Variable Rate Demand
Wts.	—Warrants
XLCA	—XL Capital Assurance Inc.
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(e)	Security subject to the alternative minimum tax.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2010.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	10.19%
National Public Finance Guarantee Corp.	9.54
Assured Guaranty Corp.	8.51
Financial Guaranty Insurance Co.	6.48
Ambac Assurance Corp.	5.30

See accompanying notes which are an integral part of this schedule.
     Invesco Municipal Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic
     Invesco Municipal Bond Fund

D.	Other Risks — (continued)

conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
     The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.
     Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$574,405,226	$—	$574,405,226
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2010 was $23,184,626 and $47,589,386 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$31,656,407
Aggregate unrealized (depreciation) of investment securities	(2,843,725)

Net unrealized appreciation of investment securities	$28,812,682

Cost of investments for tax purposes is $545,592,544.
     Invesco Municipal Bond Fund

Invesco Real Estate Fund
(formerly known as AIM Real Estate Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	REA-QTR-1 05/10	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2010
(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests—95.24%
Apartments—16.74%
AvalonBay Communities, Inc.	499,386	$48,969,791
Camden Property Trust	1,274,370	58,162,247
Equity Residential	1,650,100	74,469,013
Essex Property Trust, Inc.	493,848	51,967,625
Mid-America Apartment Communities, Inc.	137,500	7,511,625
Post Properties, Inc.	448,900	11,258,412

		252,338,713

Developers—0.24%
Multiplan Empreendimentos Imobiliarios S.A. (Brazil)	99,900	1,800,203
PDG Realty S.A. Empreendimentos e Participacoes (Brazil)	214,100	1,839,996

		3,640,199

Diversified—4.30%
BGP Holdings PLC (Dominican Repubic)(b)	3,547,941	0
Morguard REIT (Canada)	118,398	1,507,395
Unibail-Rodamco S.E. (France)(b)	9,350	1,431,234
Vornado Realty Trust	796,203	61,849,049

		64,787,678

Healthcare—9.99%
Health Care REIT, Inc.	1,172,549	50,513,411
Nationwide Health Properties, Inc.	610,723	21,674,559
Senior Housing Properties Trust	1,612,930	33,613,461
Ventas, Inc.	954,702	44,823,259

		150,624,690

Industrial/Office: Industrial—4.76%
AMB Property Corp.	883,474	22,908,481
DCT Industrial Trust Inc.	2,797,820	13,541,449
ProLogis	3,100,881	35,288,025

		71,737,955

Industrial/Office: Mixed—2.85%
Liberty Property Trust	1,395,917	43,008,203

Industrial/Office: Office—11.92%
Alexandria Real Estate Equities, Inc.	608,207	39,886,215
Boston Properties, Inc.	824,038	63,187,234
BR Properties S.A. (Brazil)	218,500	1,408,357
BR Properties S.A. (Brazil)(c)	277,200	1,786,712
Derwent London PLC (United Kingdom)	82,690	1,592,799
Kilroy Realty Corp.	792,726	26,080,686
Mack-Cali Realty Corp.	361,135	11,910,232

	Shares	Value

Industrial/Office: Office—(continued)
Piedmont Office Realty Trust Inc. -Class A	865,230	$16,422,065
SL Green Realty Corp.	277,721	17,299,241

		179,573,541

Lodging-Resorts—9.08%
DiamondRock Hospitality Co. (b)	1,325,976	12,119,421
Host Hotels & Resorts Inc.	5,903,155	84,178,990
LaSalle Hotel Properties	470,600	10,588,500
Marriott International, Inc. -Class A	753,375	25,200,394
Starwood Hotels & Resorts Worldwide, Inc.	101,453	4,692,201

		136,779,506

Regional Malls—15.61%
Corio N.V. (Netherlands)	15,368	730,255
Macerich Co. (The)	1,042,934	43,135,750
Simon Property Group, Inc.	1,722,839	146,493,000
Taubman Centers, Inc.	223,800	9,061,662
Westfield Group (Australia)	3,326,610	35,818,043

		235,238,710

Self Storage Facilities—4.23%
Big Yellow Group PLC (United Kingdom)	238,675	1,071,187
Public Storage	576,701	53,454,416
Sovran Self Storage, Inc.	253,900	9,148,017

		63,673,620

Shopping Centers—8.03%
Acadia Realty Trust	764,236	13,672,182
BR Malls Participacoes S.A. (Brazil)	290,800	3,676,653
Eurocommercial Properties N.V. (Netherlands)(b)	23,511	737,327
Federal Realty Investment Trust	145,092	10,693,280
Iguatemi Empresa de Shopping Centers S.A. (Brazil)	61,200	1,001,344
Klepierre (France)	26,703	708,225
Regency Centers Corp.	1,394,846	51,260,591
Retail Opportunity Investments Corp.	1,062,033	10,259,239
Tanger Factory Outlet Centers, Inc.	351,858	14,644,330
Weingarten Realty Investors	685,000	14,289,100

		120,942,271

Specialty Properties—7.49%
Digital Realty Trust, Inc.	1,329,124	75,640,447
Plum Creek Timber Co., Inc.	488,648	17,112,453
Rayonier Inc.	428,680	19,239,158
See accompanying notes which are an integral part of this schedule.
     Invesco Real Estate Fund

	Shares	Value

Specialty Properties—(continued)
Unite Group PLC (United Kingdom)(b)	340,000	$940,072

		112,932,130

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,117,687,047)		1,435,277,216

	Principal
	Amount

Asset-Backed Securities—1.09%
Banc of America Commercial Mortgage, Inc. Series 2001-PB1, Class E, Pass Through Ctfs., 6.23%, 05/11/35	$2,700,000	2,767,030
Banc of America Large Loan Inc., Series 2006-BIX1, Class B, Floating Rate Pass Through Ctfs., 0.48%, 10/15/19(c)(d)	1,800,000	1,575,691
Series 2006-BIX1, Class E, Floating Rate Pass Through Ctfs.,
0.58%, 10/15/19(c)(d)	1,000,000	830,709
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AMP3, Pass Through Ctfs., 5.50%, 10/15/49(c)	2,980,941	2,590,299
Commercial Mortgage Pass Through Ctfs., Series 2001-J1A, Class C, Variable Rate Pass Through Ctfs.,
6.83%,02/16/34(c)(d)	2,700,000	2,758,992
Credit Suisse Mortgage Capital Ctfs., Series 2006-TF2A, Class A2, Variable Rate Pass Through Ctfs., 0.51%, 10/15/21(c)(d)	2,700,000	2,360,752
GS Mortgage Securities Corp. II, Series 2001-LIBA, Class A2, Pass Through Ctfs., 6.62%, 02/14/16(c)	1,992,000	2,067,019
JP Morgan Commercial Mortgage Finance Corp., Series 1997-C5, Class E, Pass Through Ctfs., 7.61%, 09/15/29	216,558	218,134
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A, Class A2, Floating Rate Pass Through Ctfs.,
0.46%, 09/15/21(c)(d)	1,600,000	1,293,088

Total Asset-Backed Securities (Cost $16,238,471)		16,461,714

	Shares

Preferred Stocks—0.80%
Diversified REIT’s—0.15%
Vornado Realty Trust, Series I, 6.63% Pfd.	100,848	2,191,427

Office REIT’s—0.63%
SL Green Realty Corp., Series C,
7.63% Pfd.	407,000	9,454,610

Regional Malls—0.02%
CBL & Associates Properties, Inc., Series D, 7.38% Pfd.	16,969	355,161

Total Preferred Stocks (Cost $12,069,243)		12,001,198

	Principal
	Amount		Value

Non-U.S. Dollar Denominated Bonds & Notes—0.06%
Australia—0.06%
GPT RE Ltd. Sr. Unsec. Unsub. Medium-Term Notes,
6.50%, 08/22/13 (Cost $697,266)	AUD	1,000,000	835,240

	Shares

Money Market Funds—2.49%
Liquid Assets Portfolio-Institutional Class (e)	18,791,918	18,791,918
Premier Portfolio-Institutional Class (e)	18,791,918	18,791,918

Total Money Market Funds (Cost $37,583,836)		37,583,836

TOTAL INVESTMENTS—99.68% (Cost $1,184,275,863)		1,502,159,204

OTHER ASSETS LESS LIABILITIES—0.32%		4,810,156

NET ASSETS—100.00%		$1,506,969,360

Investment Abbreviations:
AUD	— Australian Dollar

Ctfs.	— Certificates

Pfd.	— Preferred

REIT	— Real Estate Investment Trust

Sr.	— Senior

Unsec.	— Unsecured

Unsub.	— Unsubordinated
Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2010 was $15,263,262, which represented 1.01% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2010.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
     Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
                    Invesco Real Estate Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis.

Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
                    Invesco Real Estate Fund

E.	Foreign Currency Translations — (continued)
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,441,833,109	$43,029,141	$0	$1,484,862,250
Corporate Debt Securities	—	835,240	—	835,240
Asset Backed Securities	—	16,461,714	—	16,461,714

Total Investments	$1,441,833,109	$60,326,095	$0	$1,502,159,204

                    Invesco Real Estate Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2010 was $442,096,778 and $344,141,210, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$277,715,252
Aggregate unrealized (depreciation) of investment securities	(8,622,023)

Net unrealized appreciation of investment securities	$269,093,229

Cost of investments for tax purposes is $1,233,065,975.
                    Invesco Real Estate Fund

Invesco Short Term Bond Fund
(formerly known as AIM Short Term Bond Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	STB-QTR-1 05/10	Invesco Advisers, Inc.

Invesco Short Term Bond Fund
Schedule of Investments(a)
May 31, 2010
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes—45.27%
Aerospace & Defense—0.70%
Honeywell International Inc., Sr. Unsec. Notes, 3.88%, 02/15/14	$1,800,000	$1,916,140

Airlines—0.78%
American Airlines Pass Through Trust, Series 2001-2, Class A-2, Sec. Global Pass Through Ctfs., 7.86%, 10/01/11	1,500,000	1,516,875
Delta Air Lines, Inc., Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	600,000	617,250

		2,134,125

Automotive Retail—0.88%
Advance Auto Parts Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	775,000	793,406
AutoZone Inc., Sr. Unsec. Notes, 5.88%, 10/15/12	1,500,000	1,620,662

		2,414,068

Brewers—0.79%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 01/15/15	1,000,000	1,033,998
Sr. Unsec. Gtd. Notes, 7.20%, 01/15/14(b)	1,000,000	1,142,721

		2,176,719

Broadcasting—0.35%
CBS Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 08/15/12	306,000	325,626
COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	580,000	634,049

		959,675

Communications Equipment—1.19%
Motorola Inc., Sr. Unsec. Global Notes, 8.00%, 11/01/11	1,500,000	1,615,425
Sr. Unsec. Notes, 5.38%, 11/15/12	1,575,000	1,664,250

		3,279,675

Computer & Electronics Retail—0.38%
Best Buy Co. Inc., Sr. Unsec. Global Notes, 6.75%, 07/15/13	920,000	1,030,680

	Principal
	Amount	Value

Computer Hardware—0.67%
Hewlett-Packard Co., Sr. Unsec. Global Notes, 4.25%, 02/24/12	$1,750,000	$1,844,671

Consumer Finance—0.20%
Capital One Bank USA N.A., Sr. Unsec. Global Notes, 5.75%, 09/15/10	540,000	547,139

Diversified Banks—5.27%
ANZ National Int’l Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	1,000,000	1,008,050
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 2.50%, 01/23/13	1,000,000	984,995
5.20%, 07/10/14	415,000	431,945
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 4.38%, 01/12/15(b)	1,000,000	965,776
Nordea Bank A.B. (Sweden), Series 2, Sr. Unsec. Notes, 3.70%, 11/13/14(b)	1,120,000	1,136,866
Pooled Funding Trust I, Sec. Pass Through Ctfs., 2.74%, 02/15/12(b)	2,000,000	2,047,006
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	920,000	904,696
Sr. Unsec. Gtd. Floating Rate Medium-Term Notes, 0.47%, 10/28/11(b)(c)	1,100,000	1,099,087
Sr. Unsec. Gtd. Medium-Term Notes, 1.50%, 03/30/12(b)	2,000,000	2,002,664
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	450,000	445,562
US Bank NA, Sub. Variable Rate Notes, 3.78%, 04/29/20(c)	2,250,000	2,267,712
Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	1,200,000	1,211,190

		14,505,549

Diversified Capital Markets—0.55%
UBS AG (Switzerland), Sr. Unsec. Floating Rate Medium-Term Global Notes, 1.58%, 02/23/12(c)	1,500,000	1,500,243

Diversified Metals & Mining—0.52%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	1,320,000	1,435,087

Drug Retail—0.38%
CVS Caremark Corp., Sr. Unsec. Notes, 5.75%, 08/15/11	1,000,000	1,051,437
See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal
	Amount	Value

Electric Utilities—1.56%
DCP Midstream LLC, Notes, 9.70%, 12/01/13(b)	$500,000	$602,291
Sr. Unsec. Notes, 7.88%, 08/16/10	700,000	709,620
Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	700,000	700,982
Progress Energy Inc., Sr. Unsec. Notes, 6.85%, 04/15/12	2,100,000	2,287,635

		4,300,528

Food Retail—0.59%
Kroger Co. (The), Sr. Unsec. Gtd. Notes, 6.20%, 06/15/12	1,500,000	1,624,875

Health Care Equipment—0.20%
CareFusion Corp., Sr. Unsec. Global Notes, 6.38%, 08/01/19	500,000	557,569

Health Care Services—0.67%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	1,300,000	1,394,525
6.25%, 06/15/14	400,000	448,715

		1,843,240

Hotels, Resorts & Cruise Lines—0.11%
Wyndham Worldwide Corp., Sr. Unsec. Notes, 7.38%, 03/01/20	300,000	304,875

Housewares & Specialties—0.37%
Fortune Brands Inc., Sr. Unsec. Notes, 3.00%, 06/01/12	1,000,000	1,011,679

Industrial REIT’s—0.35%
ProLogis, Sr. Unsec. Notes, 6.25%, 03/15/17	1,000,000	960,911

Insurance Brokers—0.70%
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 5.15%, 09/15/10	1,900,000	1,919,059

Integrated Oil & Gas—0.59%
ConocoPhillips, Sr. Unsec. Gtd. Global Notes, 4.75%, 02/01/14	1,500,000	1,630,798

Integrated Telecommunication Services—4.05%
AT&T Inc., Sr. Unsec. Global Notes, 6.70%, 11/15/13	1,000,000	1,149,207
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 9.13%, 12/15/10	1,670,000	1,738,142
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Global Notes, 3.75%, 05/20/11	1,280,000	1,314,088
7.38%, 11/15/13	1,000,000	1,167,153
5.55%, 02/01/14	840,000	932,934

	Principal
	Amount	Value

Integrated Telecommunication Services—(continued)
Deutsche Telekom International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Bonds, 8.50%, 06/15/10	$1,000,000	$1,002,578
Koninklijke KPN N.V. (Netherlands), Sr. Unsec. Global Bonds, 8.00%, 10/01/10	1,100,000	1,124,084
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 4.88%, 10/01/10	970,000	976,550
Telefonica Europe B.V. (Netherlands), Unsec. Gtd. Global Notes, 7.75%, 09/15/10	1,250,000	1,272,400
Windstream Georgia Communications Corp., Sr. Unsec. Deb., 6.50%, 11/15/13	474,000	475,308

		11,152,444

Investment Banking & Brokerage—0.19%
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	500,000	523,986

Life & Health Insurance—1.92%
Metropolitan Life Global Funding I, Floating Rate Notes, 0.70%, 07/13/11(b)(c)	1,000,000	1,000,247
Sr. Sec. Notes, 5.13%, 11/09/11(b)	745,000	777,533
Monumental Global Funding II, Sr. Sec. Notes, 5.65%, 07/14/11(b)	720,000	745,425
New York Life Global Funding, Series 2003-1, Tranche 1, Sr. Unsec. Medium-Term Notes, 5.38%, 09/15/13(b)	1,000,000	1,102,331
Pacific Life Global Funding, Sr. Sec. Notes, 5.15%, 04/15/13(b)	615,000	660,649
Prudential Financial Inc., Series D, Sr. Unsec. Medium-Term Notes, 2.75%, 01/14/13	1,000,000	1,005,625

		5,291,810

Life Sciences Tools & Services—0.70%
Life Technologies Corp., Sr. Unsec. Notes, 3.38%, 03/01/13	1,900,000	1,931,212

Managed Health Care—0.76%
UnitedHealth Group Inc., Sr. Unsec. Notes, 4.88%, 02/15/13	880,000	934,237
Sr. Unsec. Notes, 5.25%, 03/15/11	1,110,000	1,145,106

		2,079,343

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal
	Amount	Value

Mortgage Backed Securities—0.19%
U.S. Bank N.A., Sr. Unsec. Medium-Term Global Notes, 5.92%, 05/25/12	$494,892	$516,861

Multi-Line Insurance—0.99%
Metropolitan Life Global Funding I, Sr. Sec. Global Notes, 5.13%, 04/10/13(b)	1,540,000	1,654,926
Pricoa Global Funding I, Sr. Sec. Notes, 4.63%, 06/25/12(b)	1,000,000	1,054,589

		2,709,515

Multi-Utilities—1.04%
Nisource Finance Corp., Sr. Unsec. Gtd. Notes, 7.88%, 11/15/10	2,000,000	2,053,175
Pacific Gas & Electric Co., Sr. Unsec. Notes, 6.25%, 12/01/13	700,000	797,733

		2,850,908

Office Electronics—0.87%
Xerox Corp., Sr. Unsec. Notes, 6.88%, 08/15/11	1,150,000	1,209,622
Sr. Unsec. Notes, 4.25%, 02/15/15	1,140,000	1,170,508

		2,380,130

Office REIT’s—0.22%
Digital Realty Trust L.P., Unsec. Gtd. Bonds, 5.88%, 02/01/20(b)	600,000	604,462

Oil & Gas Exploration & Production—0.18%
XTO Energy Inc., Sr. Unsec. Notes, 5.75%, 12/15/13	440,000	493,553

Oil & Gas Refining & Marketing—0.74%
Premcor Refining Group Inc. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/11	1,960,000	2,026,119

Oil & Gas Storage & Transportation—1.56%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 7.63%, 02/15/12	1,000,000	1,088,663
3.70%, 06/01/15	2,000,000	2,002,236
Transcontinental Gas Pipe Line Co. LLC, Series B, Sr. Unsec. Global Notes, 7.00%, 08/15/11	1,135,000	1,199,382

		4,290,281

Other Diversified Financial Services—6.52%
Bank of America Corp., Sr. Unsec. Global Notes, 6.50%, 08/01/16	1,330,000	1,420,572

	Principal
	Amount	Value

Other Diversified Financial Services—(continued)
Bear Stearns Cos. LLC (The), Sr. Unsec. Floating Rate Notes, 0.70%, 07/19/10(c)	$1,040,000	$1,040,416
Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	2,595,000	2,713,699
Sr. Unsec. Global Notes, 5.10%, 09/29/11	1,390,000	1,432,745
Countrywide Financial Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	880,000	924,426
Countrywide Home Loans Inc., Series L, Sr. Unsec. Gtd. Medium-Term Global Notes, 4.00%, 03/22/11	490,000	499,101
General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	995,000	1,089,636
Sr. Unsec. Medium-Term Global Notes, 2.80%, 01/08/13	1,000,000	1,007,600
4.38%, 09/21/15	1,500,000	1,549,880
ING Bank N.V. (Netherlands), Sr. Notes, 2.65%, 01/14/13(b)	1,500,000	1,510,343
JPMorgan Chase & Co., Floating Rate Medium-Term Notes, 1.16%, 02/26/13(c)	1,500,000	1,500,555
Sr. Unsec. Global Notes, 4.75%, 05/01/13	640,000	679,213
MassMutual Global Funding II, Sr. Sec. Notes, 3.63%, 07/16/12(b)	1,000,000	1,039,637
Merrill Lynch & Co. Inc., Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	1,470,000	1,529,767
Twin Reefs Pass-Through Trust, Floating Rate Pass Through Ctfs., 1.39%, (Acquired 12/07/04-12/01/06; Cost $519,125)(b)(c)(d)(e)	520,000	1,690

		17,939,280

Packaged Foods & Meats—1.12%
HJ Heinz Finance Co., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/12	1,250,000	1,345,663
Kraft Foods Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	835,000	846,117
Sr. Unsec. Global Notes, 5.63%, 11/01/11	850,000	897,319

		3,089,099

Paper Packaging—0.34%
Bemis Co. Inc., Sr. Unsec. Notes, 5.65%, 08/01/14	860,000	944,236

Pharmaceuticals—0.41%
Abbott Laboratories, Sr. Unsec. Global Notes, 2.70%, 05/27/15	1,120,000	1,123,850
See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal
	Amount	Value

Publishing—0.42%
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	$1,100,000	$1,162,465

Railroads—0.39%
CSX Corp., Sr. Unsec. Notes, 6.30%, 03/15/12	1,000,000	1,077,183

Regional Banks—0.49%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	1,320,000	1,342,830

Research & Consulting Services—1.09%
ERAC USA Finance Co., Sr. Unsec. Gtd. Notes, 8.00%, 01/15/11(b)	1,120,000	1,164,122
Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	1,700,000	1,842,009

		3,006,131

Retail REIT’s—0.30%
WT Finance Aust Pty Ltd./ Westfield Capital/WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 4.38%, 11/15/10(b)	820,000	829,986

Semiconductors—0.37%
National Semiconductor Corp., Sr. Unsec. Notes, 3.95%, 04/15/15	1,000,000	1,005,507

Sovereign Debt—0.49%
Russia Foreign Bond (Russia), 3.63%, 04/29/15(b)	1,400,000	1,336,125

Specialized Finance—0.55%
NASDAQ OMX Group Inc. (The), Sr. Unsec. Notes, 4.00%, 01/15/15	1,000,000	1,003,669
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Notes, 2.63%, 09/16/12	500,000	513,041

		1,516,710

Specialty Stores—0.59%
Staples Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/01/11	1,550,000	1,629,726

Steel—0.17%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.00%, 02/15/15	410,000	471,882

Trading Companies & Distributors—0.20%
GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	530,000	556,088

	Principal
	Amount	Value

Wireless Telecommunication Services—0.61%
Alltel Corp., Sr. Unsec. Global Notes, 7.00%, 07/01/12	$265,000	$293,978
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	800,000	824,408
Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 5.50%, 06/15/11	540,000	562,453

		1,680,839

Total Bonds & Notes (Cost $121,916,640)		124,511,303

U.S. Treasury Notes—17.09%

1.13%	06/30/11	3,600,000	3,626,156
1.38%(f)	03/15/12	7,500,000	7,595,508
1.75%	08/15/12	22,100,000	22,542,000
1.38%	09/15/12	5,000,000	5,053,906
1.50%	12/31/13	8,220,000	8,193,028

Total U.S. Treasury Securities (Cost $46,505,195)		47,010,598

Asset-Backed Securities—13.76%
American Express Credit Account Master Trust, Series 2007-6, Class C, Floating Rate Pass Through Ctfs., 0.62%, 01/15/13(b)(c)	500,000	499,701
BA Credit Card Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.64%, 09/15/15(c)	1,110,000	1,099,770
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 4.53%, 08/25/33(c)	713,574	653,358
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A3, Pass Through Ctfs., 4.55%, 06/11/41	500,000	507,326
Capital One Multi-Asset Execution Trust, Series 2007-A6, Class A6, Floating Rate Pass Through Ctfs., 0.41%, 05/15/13(c)	1,800,000	1,799,727
Series 2007-C3, Class C3, Floating Rate Pass Through Ctfs., 0.63%, 04/15/13(c)	2,715,000	2,713,051
Chase Issuance Trust, Series 2009-A3, Class A3, Pass Through Ctfs., 2.40%, 06/17/13	545,000	552,503
Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	1,230,000	1,331,541
See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal
Asset-Backed Securities-(continued)	Amount	Value

Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5, Pass Through Ctfs., 2.25%, 12/23/14	$1,150,000	$1,162,985
Citigroup Mortgage Loan Trust Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.68%, 08/25/34(c)	1,935,194	1,979,291
Commercial Mortgage Pass Through Ctfs., Series 2001-J1A, Class A2, Variable Rate Pass Through Ctfs., 6.46%, 02/16/34(b)(c)	1,177,974	1,187,379
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	484,071	470,435
Credit Suisse Mortgage Capital Ctfs., Series 2009-ASG, Class A, Floating Rate Pass Through Ctfs., 1.60%, 11/28/39(b)(c)	516,329	516,651
Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 3.08%, 09/26/34(b)(c)	1,027,971	982,810
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37(b)	2,321,062	2,391,536
Discover Card Master Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.99%, 09/15/15(c)	1,500,000	1,513,314
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A2, Pass Through Ctfs., 6.53%, 05/15/33	1,080,506	1,108,574
GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, Pass Through Ctfs., 4.47%, 03/15/20	2,000,000	2,061,284
Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, Pass Through Ctfs., 2.79%, 01/15/13	1,000,000	1,007,404
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, Pass Through Ctfs., 6.53%, 07/14/16(b)	1,070,000	1,117,096
Series 2005-C3, Class A4, Pass Through Ctfs., 5.50%, 07/15/30	1,400,000	1,446,942
Morgan Stanley Capital I, Series 2005-T17, Class A4, Pass Through Ctfs., 4.52%, 12/13/41	711,532	728,153
Series 2008-T29, Class A1, Pass Through Ctfs., 6.23%, 01/11/43	844,626	893,077
Option One Mortgage Securities Corp., Series 2007-4A, Floating Rate Notes, 0.44%, 04/25/12(b)(c)	301,529	180,918

	Principal
Asset-Backed Securities-(continued)	Amount	Value

Structured Sale Gtd. Loans, Series 2010-S1, Class 1A, Floating Rate Pass Through Ctfs., 0.90%, 02/25/48(b)(c)	$1,879,097	$1,886,580
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.79%, 08/15/39(c)	1,850,000	1,954,068
USAA Auto Owner Trust, Series 2009-1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	1,600,000	1,626,807
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.85%, 08/25/33(c)	1,481,436	1,467,912
Wells Fargo Mortgage Backed Securities Trust, Series 2006-16, Class A12, Pass Through Ctfs., 5.00%, 11/25/36	711,048	711,288
Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 4.46%, 07/25/34(c)	748,345	745,729
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.97%, 12/25/34(c)	1,562,847	1,539,253

Total Asset-Backed Securities (Cost $36,973,934)		37,836,463

U.S. Government Sponsored Mortgage-Backed Securities—10.11%
Collateralized Mortgage Obligations—0.71%
Freddie Mac REMICS, 5.00%, 01/15/13	1,862,580	1,962,419

Federal Home Loan Mortgage Corp. (FHLMC)—2.08%
Pass Through Ctfs., 8.00%, 11/20/12	96,592	100,920
9.00%, 05/01/15	152,967	173,465
7.50%, 06/01/16 to 07/01/24	381,663	413,367
7.00%, 12/01/16 to 10/01/34	1,427,113	1,600,532
6.00%, 02/01/17 to 03/01/23	1,870,415	2,020,949
8.50%, 02/01/19 to 08/17/26	1,018,959	1,171,879
6.50%, 12/01/35	209,319	229,229

		5,710,341

Federal National Mortgage Association (FNMA)—5.19%
Pass Through Ctfs., 7.50%, 02/01/15 to 02/01/31	1,023,426	1,152,645
7.00%, 04/01/15 to 08/01/36	7,660,941	8,510,217
8.50%, 09/01/15 to 07/01/30	496,091	575,090
6.50%, 11/01/16 to 10/01/35	2,165,858	2,374,247
8.00%, 09/01/17 to 08/01/32	1,261,224	1,443,820
9.00%, 02/01/21 to 01/01/30	177,684	205,240
10.00%, 05/01/26	16,541	17,826

		14,279,085

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal
	Amount	Value

Government National Mortgage Association (GNMA)—2.13%
Pass Through Ctfs., 6.50%, 10/15/13 to 02/15/34	$2,764,442	$3,075,271
7.00%, 05/15/17 to 06/15/32	1,021,100	1,142,094
7.00%, 12/15/17(f)	420,619	454,802
6.00%, 06/15/18	346,388	374,895
7.75%, 11/15/19 to 02/15/21	250,094	283,864
7.50%, 12/20/25 to 07/15/32	138,095	156,819
8.50%, 07/20/27	126,613	147,913
8.00%, 10/15/30	197,959	234,484

		5,870,142

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $25,168,049)		27,821,987

U.S. Government Sponsored Agency Securities—3.04%
Federal Home Loan Mortgage Corp. (FHLMC)—1.83%
Unsec. Global Notes 1.63%, 04/15/13	5,000,000	5,028,559

Federal National Mortgage Association (FNMA)—1.21%
Unsec. Global Notes, 2.63%, 11/20/14	3,270,000	3,332,488

Total U.S. Government Sponsored Agency Securities (Cost $8,245,800)		8,361,047

	Shares

Money Market Funds—8.57%
Liquid Assets Portfolio-Institutional Class (g)	11,790,068	11,790,068
Premier Portfolio-Institutional Class (g)	11,790,068	11,790,068

Total Money Market Funds (Cost $23,580,136)		23,580,136

TOTAL INVESTMENTS—97.84% (Cost $262,378,388)		269,121,534

OTHER ASSETS LESS LIABILITIES—2.16%		5,950,083

NET ASSETS—100.00%		$275,071,617

Investment Abbreviations:

Ctfs.	—	Certificates
Deb.	—	Debentures
Gtd.	—	Guaranteed
REIT	—	Real Estate Investment Trust
REMICS	—	Real Estate Mortgage Investment Conduits
Sec.	—	Secured
Sr.	—	Senior
Unsec.	—	Unsecured
Unsub.	—	Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2010 was $35,761,736, which represented 13.00% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2010.

(d)	Perpetual bond with no specified maturity date.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2010 represented less than 0.01% of the Fund’s Net Assets.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund
Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Short Term Bond Fund
A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Short Term Bond Fund
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$23,580,136	$—	$—	$23,580,136
U.S. Treasury Securities	—	47,010,598	—	47,010,598
U.S. Government Sponsored Securities	—	36,183,034	—	36,183,034
Corporate Debt Securities	—	124,511,303	—	124,511,303
Asset Backed Securities	—	37,655,545	180,918	37,836,463

	$23,580,136	$245,360,480	$180,918	$269,121,534

Futures*	(578,333)	—	—	(578,333)

Total Investments	$23,001,803	$245,360,480	$180,918	$268,543,201

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)
U.S. Treasury 2 Year Notes	415	September-2010/Long	$90,528,360	$(892)
U.S. Treasury 30 Year Bonds	18	September-2010/Long	2,318,625	1,086
Subtotal			$92,846,985	$194
U.S. Treasury 5 Year Notes	294	June-2010/Short	(34,526,625)	(450,304)
U.S. Treasury 10 Year Notes	149	September-2010/Short	(17,861,375)	(44,284)
U.S. Treasury 20 Year Bonds	15	June-2010/Short	(1,848,281)	(83,939)

Subtotal			$(54,236,281)	$(578,527)

Total			$38,610,704	$(578,333)

Invesco Short Term Bond Fund
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2010 was $53,458,492 and $45,454,966, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,716,858
Aggregate unrealized (depreciation) of investment securities	(1,003,059)

Net unrealized appreciation of investment securities	$6,713,799

Cost of investments for tax purposes is $262,407,735.

Invesco U.S. Government Fund
(formerly known as AIM U.S. Government Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	GOV-QTR-1 05/10	Invesco Advisers, Inc.

Invesco U.S. Government Fund
Schedule of Investments
May 31, 2010
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities—75.10%
Collateralized Mortgage Obligations—43.71%
Fannie Mae Grantor Trust, 5.34%, 04/25/12	$8,000,000	$8,825,124
Fannie Mae REMICS,
4.50%, 05/25/15 to 05/25/29	5,395,119	5,595,336
5.00%, 12/25/15 to 05/25/30	4,430,457	4,564,229
4.00%, 09/25/16 to 02/25/40	5,262,068	5,427,673
5.50%, 02/25/17 to 04/25/30	13,381,594	13,677,029
6.00%, 05/25/26 to 10/25/33	18,277,230	18,604,541
4.57%, 06/25/30	492,290	494,460
Federal Home Loan Bank,
5.45%, 04/15/11	3,751,369	3,895,420
4.55%, 04/27/12	634,715	670,500
5.27%, 12/28/12	3,424,049	3,659,270
Freddie Mac REMICs,
6.75%, 06/15/11	44,395	44,993
5.38%, 08/15/11 to 09/15/11	1,796,009	1,853,744
3.88%, 12/15/12	291,445	297,789
5.25%, 08/15/11 to 08/15/32	8,850,193	9,295,867
4.50%, 06/15/15 to 04/15/30	22,912,915	23,692,643
3.50%, 06/15/16 to 05/15/22	4,290,136	4,390,476
6.00%, 09/15/16 to 09/15/29	24,153,199	24,688,635
5.00%, 09/15/16 to 11/15/32	33,179,918	34,356,325
4.00%, 02/15/17 to 02/15/30	25,442,676	26,441,288
5.75%, 12/15/18	2,023,336	2,029,510
5.50%, 11/15/24 to 09/15/30	48,007,926	48,861,594
4.75%, 04/15/31	2,900,704	2,936,575
Ginnie Mae REMICs,
5.00%, 06/20/24 to 02/20/30	2,883,867	2,981,576
5.50%, 04/16/31	3,894,807	4,010,135

		251,294,732

	Principal
	Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)—7.82%
Pass Through Ctfs.,
7.00%, 11/01/10 to 03/01/36	$5,052,744	$5,587,633
6.50%, 02/01/11 to 02/01/35	6,850,197	7,483,144
12.00%, 02/01/13	205	225
8.00%, 12/01/15 to 02/01/35	8,662,066	9,965,236
10.00%, 02/01/16 to 04/01/20	291,223	332,515
6.00%, 06/01/17 to 05/01/33	5,398,279	5,843,962
10.50%, 08/01/19 to 01/01/21	56,076	63,577
4.50%, 09/01/20	4,796,021	5,057,005
8.50%, 09/01/20 to 05/01/26	158,040	179,257
9.50%, 11/01/20 to 04/01/25	280,564	320,364
9.00%, 06/01/21 to 04/01/25	1,093,104	1,225,149
7.05%, 05/20/27	596,354	665,210
7.50%, 09/01/30 to 05/01/34	6,208,004	7,050,093
6.03%, 10/20/30	1,092,728	1,202,143

		44,975,513

Federal National Mortgage Association (FNMA)—18.23%
Pass Through Ctfs.,
7.50%, 08/01/10 to 08/01/36	8,952,217	10,108,864
7.00%, 05/01/11 to 06/01/36	14,968,238	16,696,475
8.00%, 02/01/12 to 12/01/36	8,311,408	9,561,143
8.50%, 06/01/12 to 08/01/37	4,869,928	5,621,982
6.00%, 10/01/13 to 04/01/24	2,704,421	2,933,175
6.50%, 06/01/14 to 09/01/34	7,418,140	8,127,466
9.50%, 07/01/16 to 08/01/22	50,391	56,788
9.00%, 12/01/16	91,315	102,433
5.00%, 01/01/17 to 04/01/23	13,994,006	14,910,311
4.50%, 09/01/18 to 11/01/21	31,732,754	33,687,465
10.00%, 12/20/19 to 12/20/21	380,194	426,908
5.50%, 03/01/21 to 10/01/22	804,391	865,107
6.75%, 07/01/24	1,109,508	1,230,339
10.26%, 04/20/25	141,883	158,910
6.95%, 07/01/25 to 09/01/26	280,222	314,043

		104,801,409

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

	Principal
	Amount	Value

Government National Mortgage Association (GNMA)—5.34%
Pass Through Ctfs.,
11.00%, 08/15/10 to 09/15/15	$519	$576
13.00%, 01/15/11 to 12/15/14	29,875	34,797
13.50%, 05/15/11 to 10/15/12	13,209	14,175
7.00%, 08/20/12 to 12/15/36(a)	2,831,597	3,187,767
12.00%, 02/15/13 to 07/15/15	16,131	17,456
10.50%, 02/15/16	2,932	3,288
10.00%, 06/15/16 to 07/15/24	489,889	544,235
8.50%, 09/20/16 to 01/15/37	156,117	172,485
9.00%, 10/15/16 to 04/15/21	39,674	44,185
8.75%, 10/20/16	36,606	40,276
8.00%, 03/20/17 to 08/15/36	3,272,567	3,795,239
9.50%, 08/15/17 to 03/15/23	177,533	203,525
6.50%, 09/15/17 to 09/15/34	8,623,651	9,499,326
6.95%, 07/20/25 to 11/20/26	1,162,104	1,306,897
7.50%, 03/15/26 to 10/15/35	3,427,278	3,918,209
6.00%, 12/15/28 to 08/15/33(a)	3,060,804	3,362,940
Pass Through Ctfs., TBA,
6.00%, 07/01/40(b)	4,200,000	4,541,876

		30,687,252

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $423,367,936)		431,758,906

U.S. Government Sponsored Agency Securities—19.95%
Federal Farm Credit Bank (FFCB)—7.19%
Bonds,
3.00%, 09/22/14	9,000,000	9,343,634
5.75%, 01/18/22	16,000,000	17,147,018
Global Bonds,
1.38%, 06/25/13	7,000,000	6,972,162
Medium-Term Notes,
5.75%, 12/07/28	7,000,000	7,894,123

		41,356,937

Federal Home Loan Bank (FHLB)—4.40%
Sr. Global Bonds,
1.88%, 06/20/12	6,000,000	6,111,241
Unsec. Global Notes,
1.63%, 11/21/12	6,000,000	6,066,259
Unsec. Global Bonds,
1.63%, 03/20/13	13,000,000	13,097,983

		25,275,483

Federal National Mortgage Association (FNMA)—8.36%
Unsec. Global Notes,
1.75%, 08/10/12	1,750,000	1,775,401
1.75%, 02/22/13	10,000,000	10,097,959
1.75%, 05/07/13	25,000,000	25,197,959

	Principal
	Amount	Value

Federal National Mortgage Association (FNMA)—(continued)
1.50%, 06/26/13	$11,000,000	$11,004,954

		48,076,273

Total U.S. Government Sponsored Agency Securities (Cost $111,331,582)		114,708,693

U.S. Treasury Securities—3.44%
U.S. Treasury Notes—2.93%
3.13%, 05/15/19(a)	17,000,000	16,843,281

U.S. Treasury Bonds—0.51%
4.25%, 05/15/39	2,900,000	2,910,875

Total U.S. Treasury Securities (Cost $19,102,535)		19,754,156

Foreign Sovereign Bonds—0.43%

Sovereign Debt—0.43%
Israel Government Agency for International Development (AID) Bond (Israel), Gtd. Bonds, 5.13%, 11/01/24 (Cost $2,217,827)	2,200,000	2,437,007

	Shares
Money Market Funds—1.26%
Government & Agency Portfolio -Institutional Class (Cost $7,261,862) (c)	7,261,862	7,261,862

TOTAL INVESTMENTS—100.18% (Cost $563,281,742)		575,920,624

OTHER ASSETS LESS LIABILITIES—(0.18)%		(1,046,816)

NET ASSETS—100.00%		$574,873,808

Investment Abbreviations:

Ctfs.	—	Certificates
Gtd.	—	Guaranteed
REMICS	—	Real Estate Mortgage Investment Conduits
Sr.	—	Senior
TBA	—	To Be Announced
Unsec.	—	Unsecured
Notes to Schedule of Investments:

(a)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(b)	Security purchased on a forward commitment basis.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund
Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco U.S. Government Fund
A.	Security Valuations — (Continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
E.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

Invesco U.S. Government Fund
E.	Dollar Roll and Forward Commitment Transactions — (Continued)

Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco U.S. Government Fund
H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$7,261,862	$—	$—	$7,261,862
U.S. Treasury Securities	—	19,754,156	—	19,754,156
U.S. Government Sponsored Securities	—	546,467,599	—	546,467,599
Foreign Government Debt Securities	—	2,437,007	—	2,437,007

Sub-Total	$7,261,862	$568,658,762	$—	$575,920,624

Futures*	(1,491,123)	—	—	(1,491,123)

Total Investments	$5,770,739	$568,658,762	$—	$574,429,501

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Invesco U.S. Government Fund
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of May 31, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk Futures contracts (a)	$52,909	$(1,544,032)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the three months ended May 31, 2010
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures *

Realized Gain
Interest rate risk	$7,372,005
Change in Unrealized Appreciation (Depreciation)
Interest rate risk	$(2,881,940)

Total	$4,490,065

*	The average value of futures outstanding during the period was $205,558,807.
Open Futures Contracts

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 2 Year Notes	49	September 2010/Long	$10,688,891	$(105)
U.S. Treasury 5 Year Notes	958	September 2010/Long	111,771,656	52,909
U.S. Treasury 10 Year Notes	137	September 2010/Long	16,422,875	(89,130)
U.S. Treasury 30 Year Bonds	384	September 2010/Long	47,100,000	(975,826)
Ultra U.S. Treasury Bonds	226	September 2010/Long	29,111,625	(478,971)

Total			$215,095,047	$(1,491,123)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2010 was $144,726,950 and $104,871,710, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$13,271,690
Aggregate unrealized (depreciation) of investment securities	(755,587)

Net unrealized appreciation of investment securities	$12,516,103

Cost of investments for tax purposes is $563,404,521.

Invesco Van Kampen Core Plus Fixed Income Fund
(formerly known as Van Kampen Core Plus Fixed Income Fund)
Quarterly Schedule of Portfolio Holdings May 31, 2010

invesco.com	VK-CPFI-QTR-1 05/10	Invesco Advisers, Inc.

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 31.6%
$125	Federal Home Loan Mortgage Corp., July (a)	4.500%	TBA	$127,070
8,300	Federal Home Loan Mortgage Corp., July (a)	5.000	TBA	8,656,643
1,850	Federal Home Loan Mortgage Corp., July (a)	6.000	TBA	1,988,461
800	Federal Home Loan Mortgage Corp., July (a)	6.500	TBA	869,250
2,769	Federal Home Loan Mortgage Corp.	5.000	10/01/35 to 01/01/37	2,913,136
10,932	Federal Home Loan Mortgage Corp.	5.500	01/01/36 to 11/01/37	11,666,364
8,154	Federal Home Loan Mortgage Corp.	6.000	08/01/38	8,808,010
1,534	Federal Home Loan Mortgage Corp.	6.500	09/01/36	1,675,751
258	Federal Home Loan Mortgage Corp.	7.500	05/01/35	292,468
147	Federal Home Loan Mortgage Corp.	8.000	08/01/32	168,570
175	Federal Home Loan Mortgage Corp.	8.500	08/01/31	204,433
8,175	Federal National Mortgage Association, July (a)	4.500	TBA	8,312,953
3,250	Federal National Mortgage Association, July (a)	5.000	TBA	3,389,142
3,000	Federal National Mortgage Association, July (a)	6.000	TBA	3,222,189
1,875	Federal National Mortgage Association, July (a)	6.500	TBA	2,034,668

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments — May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$2,551	Federal National Mortgage Association	4.500%	08/01/39	$2,608,726
8,228	Federal National Mortgage Association	5.000	05/01/36 to 03/01/39	8,628,915
14,496	Federal National Mortgage Association	5.500	04/01/37 to 08/01/38	15,488,314
1,830	Federal National Mortgage Association	6.000	10/01/38	1,975,266
300	Federal National Mortgage Association	6.500	12/01/31 to 10/01/32	332,853
9	Federal National Mortgage Association	7.000	07/01/29 to 06/01/32	9,853
441	Federal National Mortgage Association	7.500	03/01/21 to 08/01/37	497,750
318	Federal National Mortgage Association	8.000	04/01/33	367,943
296	Federal National Mortgage Association	8.500	10/01/32	343,426
104	Federal National Mortgage Association	9.500	04/01/30	122,086
2,925	Government National Mortgage Association, July (a)	4.500	TBA	2,990,813
2,775	Government National Mortgage Association, July (a)	5.500	TBA	2,964,916
150	Government National Mortgage Association	8.000	01/15/26 to 11/15/29	173,229
45	Government National Mortgage Association	9.000	07/15/24 to 10/15/24	52,699

	Total Mortgage Backed Securities 31.6%			90,885,897

	Corporate Bonds 31.1%
	Aerospace & Defense 0.3%
145	Bombardier, Inc. (Canada) (b)	7.500	03/15/18	147,175

2

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Aerospace & Defense (continued)
$300	Bombardier, Inc. (Canada) (b)	7.750%	03/15/20	$305,250
250	Systems 2001 Asset Trust LLC, Ser C (Cayman Islands) (b)	6.664	09/15/13	263,489

				715,914

	Automotive 0.5%
255	AutoNation, Inc.	6.750	04/15/18	251,175
270	Case New Holland Inc.	7.750	09/01/13	276,075
250	Daimler Finance North America LLC	7.300	01/15/12	270,914
60	Daimler Finance North America LLC	8.500	01/18/31	75,564
425	Harley-Davidson Funding Corp., Ser C (b)	6.800	06/15/18	443,441
250	Nissan Motor Acceptance Corp. (b)	4.500	01/30/15	257,277

				1,574,446

	Banking 8.5%
420	Abbey National Treasury Services PLC (United Kingdom) (b)	3.875	11/10/14	413,834
230	American Express Co.	8.125	05/20/19	280,593
130	Bank of America Corp.	5.650	05/01/18	130,955
1,360	Bank of America Corp.	5.750	12/01/17	1,379,361
220	Bank of America Corp.	7.625	06/01/19	250,204
650	Barclays Bank PLC (United Kingdom)	6.750	05/22/19	693,907
540	Capital One Bank USA NA	8.800	07/15/19	645,031
205	Citigroup, Inc.	5.875	05/29/37	185,076
330	Citigroup, Inc.	6.125	05/15/18	338,066
50	Citigroup, Inc.	8.125	07/15/39	57,256
1,515	Citigroup, Inc.	8.500	05/22/19	1,777,981

3

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$465	Commonwealth Bank of Australia (Australia) (b)	5.000%	10/15/19	$472,344
1,025	Credit Agricole SA (France) (b)	3.500	04/13/15	1,002,922
190	Credit Suisse (Switzerland)	5.400	01/14/20	186,098
855	Discover Bank	7.000	04/15/20	844,198
1,955	Goldman Sachs Group, Inc.	6.150	04/01/18	2,000,213
370	Goldman Sachs Group, Inc.	7.500	02/15/19	409,157
360	HBOS PLC (United Kingdom) (b)	6.750	05/21/18	340,349
475	JPMorgan Chase & Co.	4.950	03/25/20	475,945
650	JPMorgan Chase & Co.	6.000	01/15/18	702,822
190	JPMorgan Chase & Co.	6.300	04/23/19	207,183
680	KeyCorp	6.500	05/14/13	736,730
725	Lloyds TSB Bank PLC (United Kingdom) (b)	5.800	01/13/20	682,276
850	Macquarie Group Ltd. (Australia) (b)	6.000	01/14/20	827,696
455	National Australia Bank Ltd. (Australia) (b)	3.750	03/02/15	459,103
1,160	Nationwide Building Society (United Kingdom) (b)	6.250	02/25/20	1,140,988
460	Nomura Holdings, Inc. (Japan)	6.700	03/04/20	474,278
575	Nordea Bank AB (Sweden) (b)	4.875	01/27/20	572,648
675	PNC Funding Corp.	5.125	02/08/20	686,444
330	PNC Funding Corp.	6.700	06/10/19	373,002
735	Regions Financial Corp.	5.750	06/15/15	728,684
1,010	Royal Bank of Scotland PLC (United Kingdom)	4.875	03/16/15	999,496
700	Santander US Debt SA (Spain) (b)	3.724	01/20/15	669,279

4

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$420	Standard Chartered Bank (United Kingdom) (b)	6.400%	09/26/17	$440,461
425	Standard Chartered PLC (United Kingdom) (b)	3.850	04/27/15	415,314
580	Svenska Handelsbanken AB (Sweden) (b)	5.125	03/30/20	577,610
200	UBS AG Stamford Branch (Switzerland)	5.875	12/20/17	206,174
560	UBS AG Stamford CT (Switzerland)	3.875	01/15/15	557,959
1,150	Wells Fargo & Co.	5.625	12/11/17	1,230,652

				24,572,289

	Brokerage 0.7%
115	Bear Stearns Co., Inc.	5.550	01/22/17	118,626
305	Bear Stearns Co., Inc.	7.250	02/01/18	348,218
150	Credit Suisse New York (Switzerland)	6.000	02/15/18	153,338
215	Merrill Lynch & Co., Inc.	6.110	01/29/37	186,193
580	Merrill Lynch & Co., Inc.	6.875	04/25/18	598,301
710	TD Ameritrade Holding Corp.	5.600	12/01/19	736,361

				2,141,037

	Building Materials 0.2%
420	CRH America, Inc.	6.000	09/30/16	457,917
225	Holcim US Finance Sarl & Cie SCS (Luxembourg) (b)	6.000	12/30/19	237,943

				695,860

	Cable 0.1%
190	DirecTV Holdings LLC	7.625	05/15/16	205,446

	Chemicals 0.3%
790	Mosaic Co. (b)	7.625	12/01/16	867,393

5

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Department Stores 0.1%
$165	JC Penney Co., Inc.	5.650%	06/01/20	$161,700

	Diversified Manufacturing 0.3%
420	Brookfield Asset Management, Inc. (Canada)	5.800	04/25/17	409,284
85	Cooper Industries, Inc.	5.250	11/15/12	92,222
255	General Electric Co.	5.250	12/06/17	273,396

				774,902

	Electric 1.8%
840	CMS Energy Corp.	6.250	02/01/20	797,643
300	Electricite de France SA (France) (b)	4.600	01/27/20	302,826
925	Enel Finance International SA (Luxembourg) (b)	5.125	10/07/19	907,919
655	FirstEnergy Solutions Corp.	6.050	08/15/21	650,832
625	Nisource Finance Corp.	6.125	03/01/22	652,624
180	Nisource Finance Corp.	6.800	01/15/19	199,383
295	NRG Energy, Inc.	8.500	06/15/19	286,887
675	Ohio Power Co.	5.375	10/01/21	706,879
190	PPL Energy Supply LLC	6.300	07/15/13	209,906
315	PPL Energy Supply LLC	6.500	05/01/18	343,868

				5,058,767

	Entertainment 0.1%
265	Time Warner, Inc.	7.700	05/01/32	307,795

	Environmental & Facilities Services 0.1%
400	Republic Services, Inc. (b)	5.500	09/15/19	422,956

	Financial 0.2%
565	NASDAQ OMX Group, Inc.	5.550	01/15/20	565,879

6

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Food/Beverage 1.1%
$125	Anheuser-Busch InBev Worldwide, Inc. (b)	5.375%	11/15/14	$135,732
350	Anheuser-Busch InBev Worldwide, Inc. (b)	7.200	01/15/14	399,309
240	Bunge Ltd. Finance Corp.	8.500	06/15/19	279,971
135	ConAgra Foods, Inc.	7.000	10/01/28	154,032
400	ConAgra Foods, Inc.	8.250	09/15/30	516,208
165	Constellation Brands, Inc.	7.250	09/01/16	165,000
390	FBG Finance Ltd. (Australia) (b)	5.125	06/15/15	423,867
935	Kraft Foods, Inc.	5.375	02/10/20	972,878
70	Kraft Foods, Inc.	6.750	02/19/14	79,944
70	Kraft Foods, Inc.	7.000	08/11/37	79,064

				3,206,005

	Forest Products 0.0%
130	Georgia-Pacific LLC (b)	8.250	05/01/16	135,850

	Gaming & Leisure 0.2%
390	MGM Mirage, Inc.	13.000	11/15/13	446,550

	Health Care 0.9%
855	Boston Scientific Corp.	6.000	01/15/20	829,125
300	HCA, Inc. (b)	8.500	04/15/19	315,000
390	Life Technologies Corp.	6.000	03/01/20	413,723
450	Medco Health Solutions, Inc.	7.125	03/15/18	527,782
370	Quest Diagnostics, Inc.	4.750	01/30/20	374,962

				2,460,592

	Hotels, Resorts & Cruise Lines 0.0%
120	Hyatt Hotels Corp. (b)	6.875	08/15/19	127,109

	Independent Energy 0.2%
100	Gaz Capital SA (Luxembourg) (b)	6.510	03/07/22	95,000
185	Pioneer Natural Resources Co.	6.650	03/15/17	181,002

7

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Independent Energy (continued)
$380	Questar Market Resources, Inc.	6.800%	04/01/18	$409,943

				685,945

	Integrated Energy 0.3%
400	Cenovus Energy, Inc. (Canada) (b)	5.700	10/15/19	421,384
325	Hess Corp.	6.000	01/15/40	329,716

				751,100

	Life Insurance 1.3%
575	Aegon NV (Netherlands)	4.625	12/01/15	587,558
635	MetLife, Inc., Ser B	7.717	02/15/19	736,024
425	Pacific LifeCorp (b)	6.000	02/10/20	443,434
295	Principal Financial Group, Inc.	8.875	05/15/19	362,620
550	Prudential Financial, Inc.	4.750	09/17/15	566,177
130	Prudential Financial, Inc.	7.375	06/15/19	149,083
400	Reinsurance Group of America, Inc.	6.450	11/15/19	419,634
430	Xlliac Global Funding (b)	4.800	08/10/10	431,962

				3,696,492

	Media-Cable 1.0%
350	Comcast Corp.	5.150	03/01/20	360,573
515	Comcast Corp.	5.700	05/15/18	557,767
80	Comcast Corp.	6.450	03/15/37	84,131
20	Comcast Corp.	6.500	01/15/15	22,700
50	COX Communications, Inc. (b)	8.375	03/01/39	65,366
315	CSC Holdings, Inc.	7.625	07/15/18	319,725
210	DirecTV Holdings LLC	5.875	10/01/19	223,581
300	DISH DBS Corp.	7.125	02/01/16	295,500
245	Time Warner Cable, Inc.	6.750	06/15/39	264,182
300	Time Warner Cable, Inc.	8.750	02/14/19	374,241
135	Time Warner, Inc.	4.875	03/15/20	134,855

8

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Media-Cable (continued)
$285	Time Warner, Inc.	5.875%	11/15/16	$315,263

				3,017,884

	Media-Noncable 1.0%
255	CBS Corp.	8.875	05/15/19	312,643
105	Grupo Televisa SA (Mexico)	6.000	05/15/18	109,873
485	NBC Universal, Inc. (b)	5.150	04/30/20	496,126
575	News America, Inc.	7.850	03/01/39	706,446
375	Viacom, Inc.	6.875	04/30/36	407,558
320	Vivendi (France) (b)	6.625	04/04/18	352,082
365	WPP Finance (United Kingdom)	8.000	09/15/14	427,544

				2,812,272

	Metals 1.3%
580	Anglo American Capital PLC (United Kingdom) (b)	9.375	04/08/19	729,289
349	ArcelorMittal (Luxembourg)	9.850	06/01/19	426,671
160	Freeport-McMoRan Cooper & Gold, Inc.	8.375	04/01/17	174,228
865	Rio Tinto Finance USA Ltd. (Australia)	9.000	05/01/19	1,094,998
150	Southern Copper Corp.	5.375	04/16/20	149,630
225	Southern Copper Corp.	6.750	04/16/40	224,500
460	Teck Resources Ltd. (Canada)	10.250	05/15/16	541,117
310	Vale Overseas Ltd. (Cayman Islands)	5.625	09/15/19	319,680
110	Vale Overseas Ltd. (Cayman Islands)	6.875	11/10/39	110,116

				3,770,229

	Noncaptive-Consumer Finance 1.6%
425	American Express Credit Corp., Ser C	7.300	08/20/13	478,412
560	General Electric Capital Corp.	5.500	01/08/20	575,536

9

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Noncaptive-Consumer Finance (continued)
$1,190	General Electric Capital Corp.	5.625%	05/01/18	$1,237,355
635	General Electric Capital Corp.	6.000	08/07/19	673,897
1,040	HSBC Finance Corp.	5.500	01/19/16	1,110,757
15	HSBC Finance Corp.	6.375	10/15/11	15,787
115	HSBC Finance Corp.	8.000	07/15/10	115,860
450	SLM Corp.	5.000	10/01/13	424,904

				4,632,508

	Oil Field Services 0.9%
405	Anadarko Petroleum Corp.	6.950	06/15/19	438,119
575	Chesapeake Energy Corp.	6.875	01/15/16	587,938
280	El Paso Corp.	8.250	02/15/16	291,200
525	Petrobras International Finance Co. (Cayman Islands)	5.750	01/20/20	523,644
575	Weatherford International Ltd. (Switzerland)	9.625	03/01/19	705,209

				2,546,110

	Paper 0.3%
415	International Paper Co.	7.300	11/15/39	444,285
265	International Paper Co.	7.500	08/15/21	303,465

				747,750

	Pharmaceuticals 0.2%
425	Biogen Idec, Inc.	6.875	03/01/18	481,447

	Pipelines 1.1%
105	CenterPoint Energy Resources Corp.	6.250	02/01/37	109,218
70	CenterPoint Energy Resources Corp.	7.875	04/01/13	80,275
119	Colorado Interstate Gas Co.	6.800	11/15/15	135,458
465	Energy Transfer Partners LP	9.000	04/15/19	548,375

10

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pipelines (continued)
$150	Enterprise Products Operating LLC	5.250%	01/31/20	$150,836
420	Enterprise Products Operating LLC	6.500	01/31/19	458,405
700	Kinder Morgan Finance Co. (Canada)	5.700	01/05/16	672,000
440	Plains All American Pipeline LP	6.700	05/15/36	445,683
185	Plains All American Pipeline LP	8.750	05/01/19	220,058
255	Texas Eastern Transmission LP	7.000	07/15/32	291,968

				3,112,276

	Property & Casualty Insurance 0.4%
730	AIG SunAmerica Global Financing VI (b)	6.300	05/10/11	726,350
240	Allstate Corp.	7.450	05/16/19	284,709
100	Farmers Exchange Capital (b)	7.050	07/15/28	96,088

				1,107,147

	Railroads 0.2%
130	CSX Corp.	6.150	05/01/37	137,901
330	Union Pacific Corp.	6.125	02/15/20	372,996

				510,897

	REITS 1.4%
405	AvalonBay Communities, Inc.	6.100	03/15/20	441,298
300	BioMed Realty LP (b)	6.125	04/15/20	307,456
315	Boston Properties LP	5.625	11/15/20	323,403
450	Boston Properties LP	5.875	10/15/19	473,307
550	Duke Realty LP	6.750	03/15/20	578,125
440	Health Care REIT, Inc.	6.125	04/15/20	452,939
125	Simon Property Group LP	5.650	02/01/20	129,267
400	Simon Property Group LP	6.750	05/15/14	445,751
440	Vornado Realty LP	4.250	04/01/15	440,862

11

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	REITS (continued)
$500	WEA Finance LLC (b)	6.750%	09/02/19	$554,026

				4,146,434

	Restaurants 0.1%
300	Yum! Brands, Inc.	6.875	11/15/37	337,518

	Retailers 0.8%
225	CVS Pass-Through Trust	6.036	12/10/28	227,972
291	CVS Pass-Through Trust (b)	8.353	07/10/31	348,394
565	Home Depot, Inc.	5.875	12/16/36	557,510
330	JC Penney Corp., Inc.	6.375	10/15/36	328,350
500	QVC, Inc. (b)	7.125	04/15/17	488,750
175	Wal-Mart Stores, Inc.	5.250	09/01/35	173,895
60	Wal-Mart Stores, Inc.	6.500	08/15/37	69,871

				2,194,742

	Services 0.1%
235	Ryder System, Inc.	7.200	09/01/15	271,145

	Sovereigns 0.2%
220	Export-Import Bank of Korea (Republic of Korea (South Korea))	4.125	09/09/15	218,282
435	Korea Development Bank (Republic of Korea (South Korea))	4.375	08/10/15	433,658

				651,940

	Supermarkets 0.2%
105	Delhaize America, Inc.	9.000	04/15/31	138,469
335	Delhaize Group (Belgium)	5.875	02/01/14	371,264

				509,733

	Technology 0.4%
150	Agilent Technologies, Inc.	5.500	09/14/15	162,490
85	Corning, Inc.	6.625	05/15/19	97,610

12

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Technology (continued)
$135	Corning, Inc.	7.250%	08/15/36	$151,991
265	KLA Instruments Corp.	6.900	05/01/18	292,696
130	Xerox Corp.	5.625	12/15/19	137,839
165	Xerox Corp.	6.350	05/15/18	179,145

				1,021,771

	Tobacco 0.2%
235	Altria Group, Inc.	9.250	08/06/19	279,189
315	BAT International Finance PLC (United Kingdom) (b)	9.500	11/15/18	409,729

				688,918

	Wireless 0.3%
350	Intelsat Subsidiary Holding Co., Ltd. (Bermuda)	8.500	01/15/13	354,375
310	SBA Telecommunications, Inc. (b)	8.250	08/15/19	324,725
275	Vodafone Group PLC (United Kingdom)	5.625	02/27/17	298,967

				978,067

	Wireline 2.2%
380	AT&T Corp.	8.000	11/15/31	470,102
525	AT&T, Inc.	6.300	01/15/38	548,479
155	CenturyTel, Inc.	6.150	09/15/19	150,950
205	Deutsche Telekom International Finance BV (Netherlands)	8.750	06/15/30	259,585
920	New Communications Holdings, Inc. (b)	8.500	04/15/20	910,800
295	Qwest Corp.	6.500	06/01/17	297,213
270	Qwest Corp.	6.875	09/15/33	248,400
680	Sable International Finance Ltd. (Cayman Islands) (b)	7.750	02/15/17	697,000

13

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireline (continued)
$520	Telecom Italia Capital SA (Luxembourg)	6.999%	06/04/18	$548,313
555	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	588,929
565	Telefonica Europe BV (Netherlands)	8.250	09/15/30	664,993
535	Verizon Communications, Inc.	6.350	04/01/19	606,911
305	Verizon Communications, Inc.	8.950	03/01/39	419,623

				6,411,298

	Total Corporate Bonds 31.1%			89,524,113

	United States Government Agencies & Obligations 20.7%
2,740	Federal Home Loan Mortgage Corp.	5.500	08/23/17	3,164,311
1,080	Federal Home Loan Mortgage Corp.	6.250	07/15/32	1,316,274
1,837	Federal Home Loan Mortgage Corp. (REMIC) (c)	0.837	07/15/28	1,839,737
127	Federal National Mortgage Association (REMIC) (d)	6.000	07/25/33	27,677
55	Federal National Mortgage Association (REMIC) (d)	7.000	05/25/33	11,733
200	United States Treasury Bond	3.500	02/15/39	175,969
5,750	United States Treasury Bond	4.250	05/15/39	5,774,259
2,000	United States Treasury Bond	4.625	02/15/40	2,135,938
7,350	United States Treasury Bond	7.500	11/15/24	10,330,197
1,950	United States Treasury Bond	7.875	02/15/21	2,714,767
5,680	United States Treasury Bond	8.750	05/15/20	8,272,386
4,000	United States Treasury Note	1.750	03/31/14	4,008,124
2,500	United States Treasury Note	2.375	10/31/14	2,546,485
4,300	United States Treasury Note	2.625	07/31/14	4,436,727
8,410	United States Treasury Note	3.625	08/15/19	8,640,619

14

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Government Agencies & Obligations (continued)
$4,200	United States Treasury Note	3.625%	02/15/20	$4,308,612

	Total United States Government Agencies & Obligations 20.7%			59,703,815

	Agency Bonds 3.2% Banking — FDIC Guaranteed 2.2%
6,350	GMAC, Inc.	2.200	12/19/12	6,485,789

	Banking — Government Guaranteed 1.0%
2,830	US Central Federal Credit Union	1.900	10/19/12	2,870,313

	Total Agency Bonds 3.2%			9,356,102

	Collateralized Mortgage Obligations 3.2%
50	American Home Mortgage Assets (c)	0.653	10/25/46	2,333
1,868	Banc of America Mortgage Securities, Inc. (c)	1.243	01/25/36	1,479,636
518	Countrywide Alternative Loan Trust (c)	0.700	03/20/46	49,951
1,820	Countrywide Home Loan Mortgage Pass Through Trust, Class A	6.000	08/25/37	1,517,569
1,879	FDIC Structured Sale Guaranteed Notes (b)(c)	0.823	02/25/48	1,886,580
901	First Horizon Alternative Mortgage Securities	5.000	11/25/20	826,011
891	First Horizon Alternative Mortgage Securities, Class A3, Ser 2006	6.250	08/25/36	698,184
78	Harborview Mortgage Loan Trust (c)	0.790	06/20/35	53,109
925	Lehman Mortgage Trust	5.500	02/25/36	750,611

15

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$638	MASTR Adjustable Rate Mortgages Trust (c)	1.381%	04/25/46	$34,749
1,100	Structured Adjustable Rate Mortgage Loan Trust (e)	5.582	04/25/47	728,729
1,182	SunTrust Alternative Loan Trust	6.000	12/25/35	831,379
525	WaMu Mortgage Pass Through Certificates (e)	4.750	09/25/35	426,185

	Total Collateralized Mortgage Obligations 3.2%			9,285,026

	Commercial Mortgage Backed Securities 3.2%
1,200	Banc of America Commercial Mortgage, Inc. (e)	5.744	02/10/51	1,179,203
525	Citigroup Commercial Mortgage Trust	5.431	10/15/49	528,554
680	Citigroup Commercial Mortgage Trust (e)	5.700	12/10/49	672,902
625	Citigroup Commercial Mortgage Trust (e)	5.729	03/15/49	645,060
1,025	Commercial Mortgage Pass-Through Certificates (e)	5.816	12/10/49	1,034,226
1,125	Greenwich Capital Commercial Funding Corp.	5.444	03/10/39	1,089,457
720	GS Mortgage Securities Corp. II (e)	5.553	04/10/38	717,744
900	JP Morgan Chase Commercial Mortgage Securities Corp.	5.336	05/15/47	866,805
845	LB-UBS Commercial Mortgage Trust	5.156	02/15/31	858,879
300	LB-UBS Commercial Mortgage Trust	5.347	11/15/38	299,797

16

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Commercial Mortgage Backed Securities (continued)
$1,175	LB-UBS Commercial Mortgage Trust	5.372%	09/15/39	$1,179,329

	Total Commercial Mortgage Backed Securities 3.2%			9,071,956

	Adjustable Rate Mortgage Backed Securities 2.1%
1,087	Federal Home Loan Mortgage Corp. (c)	5.503%	05/01/37	1,148,570
988	Federal Home Loan Mortgage Corp. (c)	5.918	12/01/36	1,049,805
382	Federal Home Loan Mortgage Corp. (c)	6.044	02/01/37	405,673
1,390	Federal National Mortgage Association (c)	2.721	05/01/35	1,447,902
1,088	Federal National Mortgage Association (c)	5.696	01/01/37	1,149,887
543	Federal National Mortgage Association (c)	5.747	03/01/38	573,778
115	Government National Mortgage Association II (c)	3.375	01/20/25	118,025
46	Government National Mortgage Association II (c)	4.375	05/20/25 to 06/20/25	47,407

	Total Adjustable Rate Mortgage Backed Securities 2.1%			5,941,047

	Asset Backed Securities 1.8%
800	Ally Master Owner Trust (b)	2.880	04/15/13	803,716
300	Ally Master Owner Trust (b)	3.470	04/15/13	300,000
501	ARI Fleet Lease Trust (b)(c) 1.787		08/15/18	501,537
160	Brazos Student Finance Corp. (c)	2.085	06/25/35	160,560
525	Chesapeake Funding LLC (b)(c)	2.337	12/15/20	527,835
52	Countrywide Asset-Backed Certificates (c)	0.543	07/25/34	42,168
324	Countrywide Asset-Backed Certificates (c)	0.733	11/25/34	273,592

17

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities (continued)
353	Countrywide Asset-Backed Certificates (c)	1.023	06/25/33	$206,993
1,150	Ford Credit Floorplan Master Owner Trust (b)(c)	2.037	02/15/17	1,179,758
675	GE Dealer Floorplan Master Note Trust (b)(c)	1.890	10/20/14	675,471
519	Provident Bank Home Equity Loan Trust (c)	0.883	08/25/31	261,304
51	Renaissance Home Equity Loan Trust (c)	0.453	06/25/37	49,098
23	SLM Student Loan Trust (c)	0.306	10/27/14	23,146
42	Specialty Underwriting & Residential Finance (c)	0.613	05/25/35	33,844
68	Structured Asset Investment Loan Trust (c)	1.083	11/25/33	57,190

	Total Asset Backed Securities 1.8%			5,096,212

	Municipal Bonds 1.0% California 0.3%
630	California St Taxable Var Purp 3	5.950	04/01/16	679,511

	Georgia 0.3%
550	Municipal Elec Auth GA Build America Bonds	6.655	04/01/57	567,105
295	Municipal Elec Auth GA Build America Bonds	6.637	04/01/57	303,437

				870,542

	Illinois 0.3%
135	Chicago, IL O’Hare Intl Arpt Build America Bonds	6.395	01/01/40	146,088
350	Chicago, IL Transit Authority, Ser B	6.200	12/01/40	378,381

18

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$345	Illinois St Toll Hwy Auth Toll Hwy Rev Build America Bonds Direct Pmt Taxable Sr Priority	6.184%	01/01/34	$368,122

				892,591

	New York 0.1%
285	New York Build America Bonds	5.968	03/01/36	292,490

	Total Municipal Bonds 1.0%			2,735,134

	Foreign Government Obligations 0.4%
810	Brazilian Government International Bond (Brazil)	6.000	01/17/17	881,685
345	Qatar Government International Bond (Qatar) (b)	4.000	01/20/15	355,350

	Total Foreign Government Obligations 0.4%			1,237,035

	Total Long-Term Investments 98.3%
	(Cost $274,101,577)			282,836,337

Short-Term Investments 13.3%
Repurchase Agreements 7.4%
Banc of America Securities ($8,077,419 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $8,077,589)				8,077,419
JPMorgan Chase & Co. ($12,396,894 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $12,397,156)				12,396,894
State Street Bank & Trust Co. ($814,687 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/28/10, to be sold on 06/01/10 at $814,688)				814,687

Total Repurchase Agreements 7.4%				21,289,000

19

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Description	Value

United States Government Agency Obligations 5.9%
United States Treasury Bill ($3,062,000 par, yielding 0.197%, 10/28/10 maturity) (f)	$3,059,543
United States Treasury Bill ($14,000,000 par, yielding 0.254%, 02/10/11 maturity)	13,975,256

Total United States Government Agency Obligations 5.9%	17,034,799

Total Short-Term Investments 13.3%
(Cost $38,323,799)	38,323,799
Total Investments 111.6%
(Cost $312,425,376)	321,160,136
Foreign Currency 0.0%
(Cost $22,943)	23,244
Liabilities in Excess of Other Assets (11.6%)	(33,269,266)

Net Assets 100.0%	$287,914,114

Percentages are calculated as a percentage of net assets.
(a)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	Floating Rate Coupon

(d)	IO — Interest Only

(e)	Variable Rate Coupon

(f)	All or a portion of this security has been physically segregated in connection with open futures contracts.
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduits
TBA — To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

20

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued
Futures contracts outstanding as of May 31, 2010:

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S Treasury Notes 2-Year Futures, September 2010 (Current Notional Value of $218,141 per contract)	288	$71,395
U.S Treasury Notes 5-Year Futures, September 2010 (Current Notional Value of $116,672 per contract)	196	(64,037)

Total Long Contracts:	484	7,358

Short Contracts:
U.S. Treasury Bond 30-Year Futures, September 2010 (Current Notional Value of $122,656 per contract)	130	244,493
U.S. Treasury Note 10-Year Futures, September 2010 (Current Notional Value of $119,875 per contract)	359	213,505

Total Short Contracts:	489	457,998

Total Futures Contracts	973	$465,356

Security Valuation Fixed income investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Options are valued at the last sale price. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants

21

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued
would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1	— quoted prices in active markets for identical investments

Level 2	— other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	— significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
	Quoted	Other Significant Observable	Significant Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position
Mortgage Backed Securities	$—	$90,885,897	$—	$90,885,897
Corporate Bonds	—	89,524,113	—	89,524,113
United States Government Agencies & Obligations	—	59,703,815	—	59,703,815
Agency Bonds	—	9,356,102	—	9,356,102
Collateralized Mortgage Obligations	—	9,285,026	—	9,285,026
Commercial Mortgage Backed Securities	—	9,071,956	—	9,071,956
Adjustable Rate Mortgage Backed Securities	—	5,941,047	—	5,941,047
Asset Backed Securities	—	5,096,212	—	5,096,212
Municipal Bonds	—	2,735,134	—	2,735,134
Foreign Government Obligations	—	1,237,035	—	1,237,035

22

Invesco Van Kampen Core Plus Fixed Income Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
	Quoted	Other Significant Observable	Significant Unobservable
Investments	Prices	Inputs	Inputs	Total

Short-Term Investments	—	38,323,799	—	38,323,799
Futures	529,393	—	—	529,393
Total Investments in an Asset Position	529,393	321,160,136	—	321,689,529

Investments in a Liability Position
Futures	$(64,037)	$—	$—	$(64,037)

Subsequent Event On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Fund) (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco, that has substantially the same investment objective, principal investment strategies and risks as the Fund (the “Reorganization”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will dissolve pursuant to a plan of dissolution adopted by the Board. Also as of June 1, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Acquiring Fund.

23

Invesco Van Kampen Corporate Bond Fund
(formerly known as Van Kampen Corporate Bond Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	VK-CBD-QTR-1 05/10	Invesco Advisers, Inc.

Invesco Van Kampen Corporate Bond Fund
Portfolio of Investments • May 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 97.0%
	Aerospace & Defense 0.3%
$855	Bombardier, Inc. (Canada) (a)	7.500%	03/15/18	$867,825
1,715	Bombardier, Inc. (Canada) (a)	7.750	03/15/20	1,745,013

				2,612,838

	Airlines 0.2%
1,455	America West Airlines, Inc., Class G (Ambac Assurance Corp)	7.100	04/02/21	1,429,999

	Apparel, Accessories & Luxury Goods 0.1%
945	Levi Strauss & Co. (a)	7.625	05/15/20	926,100

	Automotive 0.8%
885	DaimlerChrysler NA Holding Corp.	8.500	01/18/31	1,114,561
1,570	Ford Motor Credit Co. LLC	7.000	04/15/15	1,555,515
2,320	Harley-Davidson Funding Corp. (a)	6.800	06/15/18	2,420,667
1,460	Nissan Motor Acceptance (a)	4.500	01/30/15	1,502,499

				6,593,242

	Automotive Retail 0.3%
2,115	AutoNation, Inc.	6.750	04/15/18	2,083,275

	Banking 19.9%
2,140	American Express Co.	8.125	05/20/19	2,610,734
6,475	Bank of America Corp.	5.650	05/01/18	6,522,559
3,660	Bank of America Corp.	5.750	12/01/17	3,712,104
2,920	Bank of America Corp.	7.625	06/01/19	3,320,884
15,710	Bank of Scotland (United Kingdom) (a)	5.250	02/21/17	16,415,897
1,210	Barclays Bank PLC (United Kingdom) (a)	6.050	12/04/17	1,183,343

1

Invesco Van Kampen Corporate Bond Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$4,820	Barclays Bank PLC (United Kingdom)	6.750%	05/22/19	$5,145,586
2,400	Capital One Bank USA NA	8.800	07/15/19	2,866,805
2,000	Capital One Capital VI	8.875	05/15/40	2,076,720
7,390	Citigroup, Inc.	5.875	05/29/37	6,671,773
4,100	Citigroup, Inc.	6.125	05/15/18	4,200,212
2,060	Citigroup, Inc.	8.125	07/15/39	2,358,945
11,600	Citigroup, Inc.	8.500	05/22/19	13,613,586
4,400	Credit Agricole SA (France) (a)(b)	8.375	12/31/49	4,180,000
1,810	Credit Suisse (Switzerland)	5.400	01/14/20	1,772,832
1,655	Discover Bank	7.000	04/15/20	1,634,091
2,240	Discover Bank	8.700	11/18/19	2,454,818
19,340	Goldman Sachs Group, Inc.	6.150	04/01/18	19,787,276
4,785	Goldman Sachs Group, Inc.	6.750	10/01/37	4,493,402
4,015	Hana Bank (Republic of Korea (South Korea)) (a)	4.500	10/30/15	3,890,045
8,175	JPMorgan Chase Capital XXVII	7.000	11/01/39	8,027,441
2,480	KeyCorp	6.500	05/14/13	2,686,897
4,145	Macquarie Group Ltd. (Australia) (a)	6.000	01/14/20	4,036,235
1,860	Macquarie Group Ltd. (Australia) (a)	7.625	08/13/19	2,100,744
8,370	Nationwide Building Society (United Kingdom) (a)	6.250	02/25/20	8,232,816
760	Rabobank Nederland NV (Netherlands) (a)(b)	11.000	06/30/19	924,502
4,190	Regions Financial Corp.	5.750	06/15/15	4,153,995
2,880	Royal Bank of Scotland Group PLC (United Kingdom)	6.400	10/21/19	2,858,149
4,240	Royal Bank of Scotland PLC (United Kingdom)	4.875	03/16/15	4,195,904

2

Invesco Van Kampen Corporate Bond Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$3,000	Santander US Debt SA Unipersonal, (Spain) (a)	3.724%	01/20/15	$2,868,339
2,900	Standard Chartered Bank (United Kingdom) (a)	6.400	09/26/17	3,041,276
1,095	Standard Chartered PLC (United Kingdom) (a)	3.850	04/27/15	1,070,044
3,395	UBS AG Stamford Branch (Switzerland)	5.875	12/20/17	3,499,797
3,796	Wells Fargo Bank NA	4.750	02/09/15	3,959,281

				160,567,032

	Brokerage 4.0%
3,080	Bear Stearns Co., Inc.	5.550	01/22/17	3,177,125
1,980	Bear Stearns Co., Inc.	6.400	10/02/17	2,179,358
2,535	Bear Stearns Co., Inc.	7.250	02/01/18	2,894,202
5,250	Credit Suisse NY (Switzerland)	5.300	08/13/19	5,403,673
860	Credit Suisse NY (Switzerland)	6.000	02/15/18	879,136
10,985	Merrill Lynch & Co., Inc.	6.875	04/25/18	11,331,609
2,850	Merrill Lynch & Co., Inc.	7.750	05/14/38	2,948,134
3,525	TD Ameritrade Holding Corp.	5.600	12/01/19	3,655,880

				32,469,117

	Building Materials 0.7%
2,245	CRH America, Inc.	6.000	09/30/16	2,447,674
1,395	CRH America, Inc.	8.125	07/15/18	1,664,814
1,685	Holcim US Finance Sarl & Cie SCS (Luxembourg) (a)	6.000	12/30/19	1,781,933

				5,894,421

	Chemicals 1.3%
1,370	Agrium, Inc. (Canada)	6.750	01/15/19	1,554,764
2,035	LBI Escrow Corp. (a)	8.000	11/01/17	2,075,700
4,848	Mosaic Co. (a)	7.625	12/01/16	5,322,939

3

Invesco Van Kampen Corporate Bond Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Chemicals (continued)
$1,730	Potash Corp. of Saskatchewan, Inc. (Canada)	5.875%	12/01/36	$1,788,713

				10,742,116

	Consumer Products 0.2%
1,370	Fortune Brands, Inc.	6.375	06/15/14	1,511,791

	Department Stores 0.1%
700	J.C. Penney Co., Inc.	5.650	06/01/20	686,000

	Diversified Chemicals 0.2%
1,150	Dow Chemical Co.	8.550	05/15/19	1,366,117

	Diversified Manufacturing 1.2%
4,090	Brookfield Asset Management, Inc. (Canada)	5.800	04/25/17	3,985,644
5,015	General Electric Co.	5.250	12/06/17	5,376,797

				9,362,441

	Electric 6.0%
2,470	CMS Energy Corp.	6.250	02/01/20	2,345,450
1,405	CMS Energy Corp.	6.300	02/01/12	1,467,131
570	Consumers Energy Co.	5.800	09/15/35	577,758
1,520	Dominion Resources, Inc.	7.000	06/15/38	1,771,826
1,945	DTE Energy Co.	7.625	05/15/14	2,274,446
3,875	Enel Finance International SA (Luxembourg) (a)	5.125	10/07/19	3,803,444
2,425	Entergy Gulf States Louisiana LLC	5.590	10/01/24	2,589,379
8,150	Exelon Generation Co. LLC	6.250	10/01/39	8,375,062
3,055	FirstEnergy Solutions Corp.	6.050	08/15/21	3,035,558
2,920	FirstEnergy Solutions Corp.	6.800	08/15/39	2,813,332
560	Indianapolis Power & Light Co. (a)	6.300	07/01/13	617,973

4

Invesco Van Kampen Corporate Bond Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electric (continued)
$2,225	Nisource Finance Corp.	6.125%	03/01/22	$2,323,341
2,460	Nisource Finance Corp.	6.800	01/15/19	2,724,908
885	NRG Energy, Inc.	8.500	06/15/19	860,662
1,250	Ohio Power Co.	5.375	10/01/21	1,309,035
4,580	PPL Energy Supply LLC	6.500	05/01/18	4,999,725
1,330	Progress Energy, Inc.	7.050	03/15/19	1,534,244
1,590	Southwestern Public Service Co., Ser G	8.750	12/01/18	2,033,133
2,045	Virginia Electric & Power Co.	8.875	11/15/38	2,843,575

				48,299,982

	Entertainment 0.6%
4,005	Time Warner, Inc.	7.700	05/01/32	4,651,771

	Environmental & Facilities Services 0.7%
2,050	Republic Services, Inc. (a)	5.500	09/15/19	2,167,651
3,475	Waste Management, Inc.	6.125	11/30/39	3,646,290

				5,813,941

	Food/Beverage 3.1%
1,350	Anheuser-Busch InBev Worldwide, Inc. (a)	6.875	11/15/19	1,560,218
280	Anheuser-Busch InBev Worldwide, Inc. (a)	8.200	01/15/39	367,260
1,790	Bacardi Ltd. (Bermuda) (a)	8.200	04/01/19	2,220,952
1,785	Bunge Ltd. Finance Corp.	8.500	06/15/19	2,082,288
2,425	ConAgra Foods, Inc.	7.000	10/01/28	2,766,874
2,340	ConAgra Foods, Inc.	8.250	09/15/30	3,019,817
490	Constellation Brands, Inc.	7.250	09/01/16	490,000
2,000	FBG Finance Ltd. (Australia) (a)	5.125	06/15/15	2,173,676
4,380	Kraft Foods, Inc.	5.375	02/10/20	4,557,438
1,030	Kraft Foods, Inc.	6.875	02/01/38	1,147,065

5

Invesco Van Kampen Corporate Bond Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Food/Beverage (continued)
$3,795	Kraft Foods, Inc.	6.875%	01/26/39	$4,232,233

				24,617,821

	Forest Products 0.0%
390	Georgia-Pacific LLC (a)	8.250	05/01/16	407,550

	Gas Utilities 0.4%
2,405	EQT Corp.	8.125	06/01/19	2,880,760

	Health Care 2.7%
5,265	Boston Scientific Corp.	6.000	01/15/20	5,105,665
2,485	Fisher Scientific International, Inc.	6.125	07/01/15	2,572,030
900	HCA, Inc. (a)	8.500	04/15/19	945,000
2,320	Life Technologies Corp.	6.000	03/01/20	2,461,119
3,750	Novant Health, Inc.	5.850	11/01/19	3,962,265
1,895	Quest Diagnostics, Inc.	4.750	01/30/20	1,920,416
4,103	UnitedHealth Group, Inc.	6.000	02/15/18	4,460,568

				21,427,063

	Home Construction 0.3%
2,405	Toll Brothers Finance Corp.	6.750	11/01/19	2,265,262

	Hotels, Resorts & Cruise Lines 0.1%
575	Hyatt Hotels Corp. (a)	6.875	08/15/19	609,065

	Independent Energy 1.4%
2,650	Anadarko Petroleum Corp.	8.700	03/15/19	3,117,706
1,010	Gaz Capital SA (Luxembourg) (a)	6.510	03/07/22	959,500
1,115	Newfield Exploration Co.	7.125	05/15/18	1,106,637
540	Pioneer Natural Resources Co.	6.650	03/15/17	528,332
1,225	Plains Exploration & Production Co.	7.625	06/01/18	1,149,969

6

Invesco Van Kampen Corporate Bond Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Independent Energy (continued)
$3,750	Questar Market Resources, Inc.	6.800%	04/01/18	$4,045,489

				10,907,633

	Integrated Energy 1.8%
1,990	Chesapeake Energy Corp.	7.625	07/15/13	2,074,575
3,450	EnCana Corp. (Canada)	6.500	02/01/38	3,658,346
2,350	Hess Corp.	6.000	01/15/40	2,384,101
2,925	Nexen, Inc. (Canada)	7.500	07/30/39	3,310,383
3,470	Petro-Canada (Canada)	5.350	07/15/33	3,236,011

				14,663,416

	Life Insurance 5.0%
2,525	Aegon NV (Netherlands)	4.625	12/01/15	2,580,146
2,005	Aflac, Inc.	8.500	05/15/19	2,388,025
1,295	American International Group, Inc.	8.250	08/15/18	1,269,100
2,275	Lincoln National Corp.	8.750	07/01/19	2,803,719
2,065	MetLife, Inc.	7.717	02/15/19	2,393,527
2,935	MetLife, Inc.	10.750	08/01/39	3,514,613
605	MetLife, Inc., Ser A	6.817	08/15/18	661,998
4,250	Pacific LifeCorp (a)	6.000	02/10/20	4,434,339
1,185	Platinum Underwriters Finance, Inc., Ser B	7.500	06/01/17	1,298,633
3,120	Principal Financial Group, Inc.	8.875	05/15/19	3,835,169
2,875	Protective Life Corp.	7.375	10/15/19	3,152,803
2,940	Prudential Financial, Inc.	4.750	09/17/15	3,026,471
1,420	Prudential Financial, Inc.	6.625	12/01/37	1,492,393
2,515	Prudential Financial, Inc.	7.375	06/15/19	2,884,182
2,400	Reinsurance Group of America, Inc.	6.450	11/15/19	2,517,802
1,930	Xlliac Global Funding (a)	4.800	08/10/10	1,938,809

				40,191,729

7

Invesco Van Kampen Corporate Bond Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Media-Cable 3.7%
$1,115	Cablevision Systems Corp.	7.750%	04/15/18	$1,095,488
1,050	Comcast Corp.	5.150	03/01/20	1,081,720
2,005	Comcast Corp.	5.700	05/15/18	2,171,501
1,100	Comcast Corp.	6.400	05/15/38	1,156,618
1,885	Comcast Corp.	6.450	03/15/37	1,982,345
4,425	Comcast Corp.	6.500	01/15/15	5,022,304
1,140	COX Communications, Inc. (a)	8.375	03/01/39	1,490,348
1,020	CSC Holdings, Inc.	7.625	07/15/18	1,035,300
2,150	DirecTV Holdings LLC	5.875	10/01/19	2,289,038
2,145	DirecTV Holdings LLC	7.625	05/15/16	2,319,380
1,725	DISH DBS Corp.	7.125	02/01/16	1,699,125
2,695	Time Warner Cable, Inc.	6.750	07/01/18	3,039,877
1,155	Time Warner Cable, Inc.	6.750	06/15/39	1,245,431
1,270	Time Warner Cable, Inc.	8.250	04/01/19	1,548,544
1,410	Time Warner Cable, Inc.	8.750	02/14/19	1,758,931
1,160	Time Warner, Inc.	4.875	03/15/20	1,158,754

				30,094,704

	Media-Noncable 2.8%
2,175	CBS Corp.	8.875	05/15/19	2,666,659
827	Grupo Televisa SA (Mexico)	6.000	05/15/18	865,384
2,305	NBC Universal, Inc. (a)	5.150	04/30/20	2,357,877
1,055	News America, Inc.	6.400	12/15/35	1,109,827
2,525	News America, Inc.	6.650	11/15/37	2,740,738
1,090	News America, Inc.	7.850	03/01/39	1,339,175
1,525	Omnicom Group, Inc.	6.250	07/15/19	1,689,598
225	Time Warner, Inc.	6.500	11/15/36	233,802
2,425	Viacom, Inc.	6.875	04/30/36	2,635,541
2,305	Vivendi (France) (a)	6.625	04/04/18	2,536,092
3,830	WPP Finance (United Kingdom)	8.000	09/15/14	4,486,282

				22,660,975

8

Invesco Van Kampen Corporate Bond Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Metals 3.8%
$1,345	Alcoa, Inc.	5.870%	02/23/22	$1,254,656
1,910	Alcoa, Inc.	6.750	07/15/18	1,930,580
3,260	Anglo American Capital PLC (United Kingdom) (a)	9.375	04/08/19	4,099,108
2,840	ArcelorMittal (Luxembourg)	9.850	06/01/19	3,472,050
1,220	Freeport-McMoRan Cooper & Gold, Inc.	8.375	04/01/17	1,328,487
1,800	Newmont Mining Corp.	6.250	10/01/39	1,834,297
6,470	Rio Tinto Finance USA Ltd. (Australia)	9.000	05/01/19	8,190,328
885	Southern Copper Corp.	5.375	04/16/20	882,817
1,305	Southern Copper Corp.	6.750	04/16/40	1,302,100
1,375	Teck Resources Ltd. (Canada)	10.250	05/15/16	1,617,470
2,030	Vale Overseas Ltd. (Cayman Islands)	5.625	09/15/19	2,093,391
1,815	Vale Overseas Ltd. (Cayman Islands)	6.875	11/21/36	1,813,550
1,120	Vale Overseas Ltd. (Cayman Islands)	6.875	11/10/39	1,121,182

				30,940,016

	Natural Gas Pipelines 1.3%
1,355	CenterPoint Energy Resources Corp.	6.250	02/01/37	1,409,429
970	CenterPoint Energy Resources Corp.	7.875	04/01/13	1,112,383
847	Colorado Interstate Gas Co.	6.800	11/15/15	964,146
4,490	Kinder Morgan Finance Co. (Canada)	5.700	01/05/16	4,310,400
2,700	Texas Eastern Transmission LP	7.000	07/15/32	3,091,425

				10,887,783

9

Invesco Van Kampen Corporate Bond Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Noncaptive-Consumer Finance 4.7%
$5,480	American Express Credit Corp., Ser C	7.300%	08/20/13	$6,168,705
2,270	American General Finance Corp.	4.625	09/01/10	2,264,325
2,655	Ameriprise Financial, Inc.	7.300	06/28/19	3,115,178
1,105	General Electric Capital Corp.	5.500	01/08/20	1,135,656
15,950	General Electric Capital Corp.	5.625	05/01/18	16,584,714
3,975	HSBC Finance Corp.	5.500	01/19/16	4,245,439
2,610	SLM Corp.	5.000	10/01/13	2,464,443
1,670	SLM Corp.	8.000	03/25/20	1,487,870

				37,466,330

	Noncaptive-Diversified Finance 1.3%
2,620	Blackstone Holdings Finance Co. LLC (a)	6.625	08/15/19	2,738,893
5,150	General Electric Capital Corp.	5.875	01/14/38	4,836,081
3,050	General Electric Capital Corp.	6.000	08/07/19	3,236,828

				10,811,802

	Oil Field Services 1.1%
530	Kinder Morgan Energy Partners LP	5.950	02/15/18	562,162
1,565	Petrobras International Finance Co. (Cayman Islands)	5.750	01/20/20	1,560,959
2,450	Weatherford International, Inc.	6.350	06/15/17	2,590,373
3,650	Weatherford International Ltd. (Switzerland)	9.625	03/01/19	4,476,542

				9,190,036

	Other 0.3%
2,775	NASDAQ OMX Group, Inc.	5.550	01/15/20	2,779,318

	Other Utilities 0.4%
3,260	Plains All American Pipeline LP	6.700	05/15/36	3,302,106

10

Invesco Van Kampen Corporate Bond Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Packaging 0.2%
$1,425	Sealed Air Corp. (a)	7.875%	06/15/17	$1,508,569

	Paper 1.1%
2,675	International Paper Co.	7.500	08/15/21	3,063,282
1,385	International Paper Co.	9.375	05/15/19	1,740,679
4,050	MeadWestvaco Corp.	7.375	09/01/19	4,315,882

				9,119,843

	Pharmaceuticals 0.4%
2,225	Biogen Idec, Inc.	6.875	03/01/18	2,520,516
435	Wyeth	6.450	02/01/24	498,959

				3,019,475

	Pipelines 2.4%
5,600	Energy Transfer Partners LP	9.000	04/15/19	6,604,086
2,425	Midcontinent Express Pipeline LLC (a)	6.700	09/15/19	2,557,436
2,260	Plains All American Pipeline LP	8.750	05/01/19	2,688,277
1,000	Spectra Energy Capital LLC	8.000	10/01/19	1,201,021
520	Transcontinental Gas Pipe Line Corp.	6.050	06/15/18	576,486
4,750	Williams Partners, LP	7.250	02/01/17	5,369,395

				18,996,701

	Property & Casualty Insurance 3.4%
3,800	AIG SunAmerica Global Financing VI (a)	6.300	05/10/11	3,781,000
2,555	Allstate Corp.	7.450	05/16/19	3,030,968
3,920	American Financial Group, Inc.	9.875	06/15/19	4,663,001
3,790	Catlin Insurance Co., Ltd. (Bermuda) (a)(b)	7.249	12/01/49	3,164,650
4,190	CNA Financial Corp.	7.350	11/15/19	4,411,835
3,160	Farmers Exchange Capital (a)	7.050	07/15/28	3,036,368

11

Invesco Van Kampen Corporate Bond Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Property & Casualty Insurance (continued)
$1,966	Farmers Insurance Exchange Surplus (a)	8.625%	05/01/24	$2,138,576
2,640	XL Capital Ltd. (Cayman Islands)	5.250	09/15/14	2,783,653

				27,010,051

	Railroads 0.8%
2,615	CSX Corp.	6.150	05/01/37	2,773,921
2,650	Union Pacific Corp.	6.125	02/15/20	2,995,274
365	Union Pacific Corp.	6.250	05/01/34	392,646

				6,161,841

	Refining 0.9%
915	Enterprise Products Operating LLC	5.250	01/31/20	920,098
1,070	Enterprise Products Operating LLC	6.500	01/31/19	1,167,842
2,710	Enterprise Products Operating LP, Ser B	5.600	10/15/14	2,935,618
2,200	Valero Energy Corp.	6.125	02/01/20	2,230,072

				7,253,630

	REITS 3.6%
2,425	AvalonBay Communities, Inc.	6.100	03/15/20	2,642,338
825	BioMed Realty, LP (a)	6.125	04/15/20	845,503
3,000	Boston Properties LP	5.875	10/15/19	3,155,382
2,495	Duke Realty, LP	6.750	03/15/20	2,622,587
1,395	Federal Realty Investment Trust	5.900	04/01/20	1,450,779
2,950	Health Care REIT, Inc.	6.125	04/15/20	3,036,750
1,970	Mack-Cali Realty Corp.	7.750	08/15/19	2,282,584
3,625	Simon Property Group LP	5.650	02/01/20	3,748,736
2,325	Simon Property Group LP	6.750	05/15/14	2,590,929
2,525	Vornado Realty, LP	4.250	04/01/15	2,529,944
3,950	WEA Finance LLC (a)	6.750	09/02/19	4,376,809

				29,282,341

12

Invesco Van Kampen Corporate Bond Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Restaurants 0.4%
$2,920	Yum! Brands, Inc.	6.875%	11/15/37	$3,285,178

	Retailers 1.5%
3,906	CVS Pass-Through Trust	6.036	12/10/28	3,963,925
873	CVS Pass-Through Trust (a)	8.353	07/10/31	1,045,180
3,005	Home Depot, Inc.	5.875	12/16/36	2,965,163
1,455	JC Penney Corp., Inc.	6.375	10/15/36	1,447,725
545	Kohl’s Corp.	6.875	12/15/37	638,091
2,100	QVC, Inc. (a)	7.125	04/15/17	2,052,750

				12,112,834

	Services 0.2%
1,545	Ryder System, Inc.	7.200	09/01/15	1,782,633

	Sovereigns 0.8%
1,820	Export-Import Bank of Korea (Republic of Korea (South Korea))	4.125	09/09/15	1,805,786
4,315	Korea Development Bank (Republic of Korea (South Korea))	4.375	08/10/15	4,301,692

				6,107,478

	Supermarkets 0.4%
2,292	Delhaize America, Inc.	9.000	04/15/31	3,022,580

	Technology 1.5%
890	Agilent Technologies, Inc.	5.500	09/14/15	964,109
1,955	Cisco Systems, Inc.	5.900	02/15/39	2,080,263
665	Corning, Inc.	6.625	05/15/19	763,655
1,800	Corning, Inc.	7.250	08/15/36	2,026,543
2,590	KLA Instruments Corp.	6.900	05/01/18	2,860,686
925	Xerox Corp.	5.625	12/15/19	980,780
1,625	Xerox Corp.	6.350	05/15/18	1,764,303

13

Invesco Van Kampen Corporate Bond Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Technology (continued)
$520	Xerox Corp.	8.250%	05/15/14	$606,380

				12,046,719

	Tobacco 1.1%
1,110	Altria Group, Inc.	9.250	08/06/19	1,318,720
1,250	Altria Group, Inc.	9.700	11/10/18	1,517,881
1,400	Altria Group, Inc.	10.200	02/06/39	1,813,154
1,225	BAT International Finance PLC (United Kingdom) (a)	9.500	11/15/18	1,593,392
2,520	Lorillard Tobacco Co.	8.125	06/23/19	2,747,312

				8,990,459

	Utility 0.5%
4,080	AES Corp.	8.000	06/01/20	3,978,000

	Wireless 0.6%
975	Intelsat Subsidiary Holding Co., Ltd. (Bermuda)	8.500	01/15/13	987,188
920	SBA Telecommunications, Inc. (a)	8.250	08/15/19	963,700
2,490	Vodafone Group PLC (United Kingdom)	5.625	02/27/17	2,707,008

				4,657,896

	Wireline 4.2%
1,240	AT&T, Inc.	6.300	01/15/38	1,295,454
4,525	AT&T, Inc.	6.550	02/15/39	4,917,761
1,090	CenturyTel, Inc.	6.150	09/15/19	1,061,518
405	Deutsche Telekom International Finance BV (Netherlands)	6.000	07/08/19	437,117
905	Deutsche Telekom International Finance BV (Netherlands)	6.750	08/20/18	1,018,445
1,735	Deutsche Telekom International Finance BV (Netherlands)	8.750	06/15/30	2,196,973
3,305	GTE Corp.	6.940	04/15/28	3,567,741

14

Invesco Van Kampen Corporate Bond Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireline (continued)
$2,635	New Communications Holdings, Inc. (a)	8.500%	04/15/20	$2,608,650
2,325	Qwest Corp.	6.500	06/01/17	2,342,438
780	Qwest Corp.	6.875	09/15/33	717,600
1,890	Sable International Finance Ltd. (Cayman Islands) (a)	7.750	02/15/17	1,937,250
4,330	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	4,594,710
1,450	Verizon Communications, Inc.	6.400	02/15/38	1,540,551
3,980	Verizon Communications, Inc.	8.950	03/01/39	5,475,740

				33,711,948

	Wireline Communications 2.2%
6,075	AT&T Corp.	8.000	11/15/31	7,515,443
1,980	SBC Communications, Inc.	6.150	09/15/34	2,020,818
3,325	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	3,506,043
4,235	Telefonica Europe BV (Netherlands)	8.250	09/15/30	4,984,506

				18,026,810

	Total Corporate Bonds 97.0%			781,188,538

	Collateralized Mortgage Obligations 0.9%
1,475	Banc of America Commercial Mortgage, Inc. (b)	5.744	02/10/51	1,449,437
2,575	Bear Stearns Commercial Mortgage Securities (b)	5.471	01/12/45	2,616,153
2,880	LB-UBS Commercial Mortgage Trust	5.372	09/15/39	2,890,610

	Total Collateralized Mortgage Obligations 0.9%			6,956,200

15

Invesco Van Kampen Corporate Bond Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 0.1%
	California 0.1%
$900	California St Taxable Var Purp 3	5.950%	04/01/16	$970,731

	Total Long-Term Investments 98.0% (Cost $742,583,669)			789,115,469

	Short-Term Investments 0.7%
	Repurchase Agreements 0.1%
	Banc of America Securities ($271,283 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $271,289)			271,283
	JPMorgan Chase & Co. ($416,355 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $416,364)			416,355
	State Street Bank & Trust Co. ($27,362 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/28/10, to be sold on 06/01/10 at $27,362)			27,362

	Total Repurchase Agreements 0.1%			715,000

	United States Government Agency Obligations 0.6%
	United States Treasury Bill ($4,551,000 par, yielding 0.200%, 10/28/10 maturity) (c)			4,547,244

	Total Short-Term Investments 0.7% (Cost $5,262,244)			5,262,244

	Total Investments 98.7% (Cost $747,845,913)			794,377,713

	Other Assets in Excess of Liabilities 1.3%			10,800,809

	Net Assets 100.0%			$805,178,522

Percentages are calculated as a percentage of net assets.

16

Invesco Van Kampen Corporate Bond Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Floating Rate Coupon

(c)	All or a portion of this security has been physically segregated in connection with open futures contracts.
REIT — Real Estate Investment Trust
Futures contracts outstanding as of May 31, 2010:

	Number	Unrealized
	of	Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S Treasury Notes 2-Year Futures, September 2010 (Current Notional Value of $218,141 per contract)	867	$165,430
U.S Treasury Notes 5-Year Futures, September 2010 (Current Notional Value of $116,672 per contract)	1,031	(280,416)

Total Long Contracts	1,898	(114,986)

Short Contracts:
U.S. Treasury Bond 30-Year Futures, September 2010 (Current Notional Value of $122,656 per contract)	355	490,153
U.S. Treasury Note 10-Year Futures, September 2010 (Current Notional Value of $119,875 per contract)	1,549	747,044

Total Short Contracts	1,904	1,237,197

Total Futures Contracts	3,802	$1,122,211

Security Valuation Fixed income investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange in which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1	— quoted prices in active markets for identical investments

Level 2	— other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	— significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as May 31, 2010 in valuing the Fund’s investments carried at value:

17

Invesco Van Kampen Corporate Bond Fund
Portfolio of Investments • May 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position
Corporate Bonds	$—	$781,188,538	$—	$781,188,538
Collateralized Mortgage Obligations	—	6,956,200	—	6,956,200
Municipal Bonds issued by States of the United States	—	970,731	—	970,731
Short-Term Investments	—	5,262,244	—	5,262,244
Futures	1,402,627	—	—	1,402,627

Total Investments in an Asset Position	$1,402,627	$794,377,713	$—	$795,780,340

Investments in a Liability Position
Futures	$(280,416)	$—	$—	$(280,416)

Subsequent Event On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Fund) (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco, that has substantially the same investment objective, principal investment strategies and risks as the Fund (the “Reorganization”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will dissolve pursuant to a plan of dissolution adopted by the Board. Also as of June 1, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Acquiring Fund.

18

Invesco Van Kampen High Yield Fund
(formerly known as Van Kampen High Yield Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	VK-HYI-QTR-1 05/10	Invesco Advisers, Inc.

Invesco Van Kampen High Yield Fund
Portfolio of Investments — May 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 95.3% Aerospace 1.2%
$1,576	Hexcel Corp.	6.750%	02/01/15	$1,548,420
2,285	L-3 Communications Corp.	5.875	01/15/15	2,279,288
2,089	TransDigm, Inc. (a)	7.750	07/15/14	2,099,445

				5,927,153

	Cable 4.9%
5,075	Charter Communications Operating LLC (a)	10.875	09/15/14	5,569,812
3,191	CSC Holdings, Inc. (a)	8.500	06/15/15	3,318,640
4,496	CSC Holdings, Inc. (a)	8.625	02/15/19	4,709,560
5,789	DISH DBS Corp.	7.000	10/01/13	5,904,780
435	Echostar DBS Corp.	6.375	10/01/11	445,875
479	Echostar DBS Corp.	6.625	10/01/14	473,013
3,164	NTL Cable PLC (United Kingdom)	9.125	08/15/16	3,215,415

				23,637,095

	Chemicals 2.8%
566	Airgas, Inc. (a)	7.125	10/01/18	614,110
2,120	Ashland, Inc.	9.125	06/01/17	2,332,000
1,950	Ferro Corp.	6.500	08/15/13	1,896,375
5,346	Hexion Finance Escrow LLC (a)	8.875	02/01/18	4,971,780
2,128	Innophos, Inc.	8.875	08/15/14	2,191,840
1,367	Westlake Chemical Corp.	6.625	01/15/16	1,312,320

				13,318,425

	Communications Equipment 0.6%
3,000	Avaya, Inc.	9.750	11/01/15	2,910,000

Invesco Van Kampen High Yield Fund
Portfolio of Investments — May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Consumer Products 2.6%
$2,470	Cooper-Standard Automotive, Inc. (a)	8.500%	05/01/18	$2,445,300
3,820	Ford Motor Credit Co.	7.450	07/16/31	3,418,900
6,385	Navistar International Corp.	8.250	11/01/21	6,416,925

				12,281,125

	Energy 11.1%
3,986	Atlas Energy Operating Co., LLC	10.750	02/01/18	4,245,090
2,140	Chaparral Energy, Inc.	8.875	02/01/17	1,947,400
1,284	Chesapeake Energy Corp.	6.375	06/15/15	1,287,210
1,436	Chesapeake Energy Corp.	6.500	08/15/17	1,403,690
723	Chesapeake Energy Corp.	7.500	09/15/13	741,075
1,545	Chesapeake Energy Corp.	9.500	02/15/15	1,680,187
836	Cimarex Energy Co.	7.125	05/01/17	836,000
1,933	Compagnie Generale de Geophysique SA (France)	7.500	05/15/15	1,884,675
4,409	Forest Oil Corp.	7.250	06/15/19	4,172,016
3,356	Hilcorp Energy/Finance Corp. (a)	7.750	11/01/15	3,288,880
1,676	Key Energy Services, Inc.	8.375	12/01/14	1,676,000
4,823	Massey Energy Co.	6.875	12/15/13	4,654,195
2,747	Newfield Exploration Co.	6.625	09/01/14	2,767,603
601	Newfield Exploration Co.	7.125	05/15/18	596,493
5,658	OPTI Canada, Inc. (Canada)	8.250	12/15/14	4,865,880
1,741	OPTI Canada, Inc. (Canada) (a)	9.000	12/15/12	1,758,410
3,565	Pioneer Natural Resources Co.	6.650	03/15/17	3,487,967
1,615	Plains Exploration & Production Co.	7.625	06/01/18	1,516,081
1,772	Plains Exploration & Production Co.	7.750	06/15/15	1,734,345
2,825	Plains Exploration & Production Co.	10.000	03/01/16	2,945,063
4,039	SandRidge Energy, Inc. (a)	8.000	06/01/18	3,635,100

Invesco Van Kampen High Yield Fund
Portfolio of Investments — May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Energy (continued)
$2,455	SandRidge Energy, Inc. (Senior Unsecured Term Loan) (b)	8.625%	04/01/15	$2,295,425

				53,418,785

	Fertilizers & Agricultural Chemicals 0.7%
3,110	CF Industries Holdings, Inc.	7.125	05/01/20	3,144,987

	Financial 5.1%
2,381	Bank of America Corp. (c)	8.000	12/29/49	2,292,151
8,844	CIT Group, Inc.	7.000	05/01/17	8,025,930
1,549	GMAC, Inc.	6.750	12/01/14	1,490,912
1,739	GMAC, Inc.	6.875	09/15/11	1,747,695
2,851	International Lease Finance Corp. (a)	8.750	03/15/17	2,615,792
1,846	JBS USA Finance, Inc.	11.625	05/01/14	2,036,323
5,985	LPL Holdings, Inc. (a)	10.750	12/15/15	6,329,138

				24,537,941

	Food & Drug 0.3%
1,301	M-Foods Holdings, Inc. (a)	9.750	10/01/13	1,346,535

	Food & Tobacco 1.3%
2,176	Constellation Brands, Inc.	7.250	05/15/17	2,165,120
2,855	Smithfield Foods, Inc.	7.000	08/01/11	2,897,825
1,306	TreeHouse Foods, Inc.	7.750	03/01/18	1,338,650

				6,401,595

	Forest Products 4.0%
2,612	Cascades, Inc. (Canada) (a)	7.750	12/15/17	2,533,640
2,146	Cascades, Inc. (Canada) (a)	7.875	01/15/20	2,135,270
2,115	Georgia-Pacific Corp. (a)	7.125	01/15/17	2,115,000
2,599	Georgia-Pacific LLC (a)	8.250	05/01/16	2,715,955
2,834	Graphic Packaging International, Inc.	9.500	08/15/13	2,897,765
3,734	NewPage Corp.	11.375	12/31/14	3,509,960

Invesco Van Kampen High Yield Fund
Portfolio of Investments — May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Forest Products (continued)
$945	P.H. Glatfelter Co.	7.125%	05/01/16	$902,475
2,176	Verso Paper Holdings LLC (a)	11.500	07/01/14	2,333,760

				19,143,825

	Gaming & Leisure 10.3%
2,829	AMC Entertainment, Inc.	8.750	06/01/19	2,871,435
2,259	Ameristar Casinos, Inc.	9.250	06/01/14	2,326,770
8,842	CCM Merger Corp. (Senior Secured Term Loan)	8.500	07/13/12	8,714,713
2,128	FireKeepers Development Authority (a)	13.875	05/01/15	2,447,200
3,591	Harrah’s Operating Co., Inc.	11.250	06/01/17	3,779,527
1,680	Intelsat Jackson Holdings SA (Luxembourg)	9.500	06/15/16	1,738,800
8,525	Intelsat Luxembourg SA (Luxembourg) (b)	11.500	02/04/17	8,418,252
1,158	Las Vegas Sands Corp.	6.375	02/15/15	1,117,470
5,258	MGM Mirage, Inc.	6.750	04/01/13	4,627,040
4,657	MGM Mirage, Inc. (a)	11.125	11/15/17	5,064,487
2,612	Nielsen Finance LLC	10.000	08/01/14	2,667,505
1,741	Scientific Games International, Inc.	9.250	06/15/19	1,806,288
2,451	Wynn Las Vegas LLC (a)	7.875	05/01/20	2,426,490
1,532	XM Satellite Radio Holdings, Inc. (a)	13.000	08/01/13	1,685,200

				49,691,177

	Health Care 7.9%
3,208	Apria Healthcare Group, Inc. (a)	11.250	11/01/14	3,392,460
2,507	Apria Healthcare Group, Inc. (a)	12.375	11/01/14	2,695,025
1,110	Axcan Intermediate Holdings, Inc.	12.750	03/01/16	1,126,650

Invesco Van Kampen High Yield Fund
Portfolio of Investments — May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Health Care (continued)
$4,266	Biomet, Inc.	10.000%	10/15/17	$4,532,625
2,842	Fresenius Medical Care Capital Trust IV	7.875	06/15/11	2,955,680
875	Fresenius US Finance II, Inc. (a)	9.000	07/15/15	958,125
2,216	HCA, Inc.	5.750	03/15/14	2,055,340
3,029	HCA, Inc.	6.250	02/15/13	2,930,557
1,019	HCA, Inc. (a)	7.875	02/15/20	1,039,380
2,089	HCA, Inc. (a)	9.875	02/15/17	2,214,340
592	Invacare Corp.	9.750	02/15/15	639,360
653	Omnicare, Inc.	6.875	12/15/15	648,102
2,155	Select Medical Corp. (d)	6.143	09/15/15	1,869,463
3,714	Select Medical Corp.	7.625	02/01/15	3,509,730
1,980	Sun Healthcare Group, Inc.	9.125	04/15/15	2,074,050
3,460	Tenet Healthcare Corp.	7.375	02/01/13	3,477,300
1,915	Tenet Healthcare Corp. (a)	10.000	05/01/18	2,108,894

				38,227,081

	Housing 0.9%
4,070	K Hovnanian Enterprises, Inc.	10.625	10/15/16	4,181,925

	Information Technology 4.3%
4,497	Freescale Semiconductor, Inc. (a)	9.250	04/15/18	4,485,757
457	Iron Mountain, Inc.	6.625	01/01/16	452,430
3,516	Sungard Data Systems, Inc.	9.125	08/15/13	3,568,740
1,554	SunGard Data Systems, Inc.	10.625	05/15/15	1,647,240
2,360	Sungard Data Systems Term Loan B	10.250	08/15/15	2,398,350
1,741	Unisys Corp. (a)	14.250	09/15/15	2,045,675
6,607	Vangent, Inc.	9.625	02/15/15	6,227,098

				20,825,290

Invesco Van Kampen High Yield Fund
Portfolio of Investments – May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Manufacturing 7.0%
$1,127	Baldor Electric Co.	8.625%	02/15/17	$1,152,357
1,741	Ball Corp.	6.750	09/15/20	1,701,827
6,425	Berry Plastics Corp. (a)	9.500	05/15/18	5,782,500
3,147	Case New Holland, Inc.	7.750	09/01/13	3,217,807
333	Crown Americas LLC	7.625	11/15/13	341,325
2,403	Graham Packaging Co., Inc.	9.875	10/15/14	2,433,038
931	Hanson Ltd. (United Kingdom)	7.875	09/27/10	948,547
1,741	Interface, Inc.	11.375	11/01/13	1,954,273
1,741	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	1,780,173
1,754	Owens-Brockway Glass Container, Inc.	8.250	05/15/13	1,784,695
2,633	Oxford Industries, Inc.	11.375	07/15/15	2,883,135
3,960	RBS Global, Inc. (a)	8.500	05/01/18	3,781,800
3,120	Reynolds Group Issuer, Inc. (a)	8.500	05/15/18	2,979,600
3,112	Solo Cup Co.	8.500	02/15/14	2,886,380

				33,627,457

	Metals 2.8%
1,167	Foundation PA Coal Co.	7.250	08/01/14	1,187,422
7,042	Novelis, Inc. (Canada)	7.250	02/15/15	6,635,677
4,788	Teck Resources Ltd. (Canada)	10.250	05/15/16	5,632,326

				13,455,425

	Retail 3.4%
3,156	Macy’s Retail Holdings, Inc.	5.900	12/01/16	3,179,670
3,047	QVC, Inc. (a)	7.500	10/01/19	2,986,060
3,855	Rite Aid Corp.	7.500	03/01/17	3,488,775
3,578	Rite Aid Corp.	8.625	03/01/15	2,916,070
1,237	SUPERVALU, Inc.	7.500	05/15/12	1,274,110
1,136	SUPERVALU, Inc.	7.500	11/15/14	1,153,040
1,558	SUPERVALU, Inc.	8.000	05/01/16	1,542,420

				16,540,145

Invesco Van Kampen High Yield Fund
Portfolio of Investments – May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Services 4.0%
$4,431	Affinion Group, Inc.	11.500%	10/15/15	$4,597,162
1,535	ARAMARK Corp.	8.500	02/01/15	1,538,838
3,130	Expedia, Inc.	8.500	07/01/16	3,489,950
5,210	Ticketmaster Entertainment, Inc.	10.750	08/01/16	5,678,900
3,987	West Corp.	9.500	10/15/14	3,987,000

				19,291,850

	Specialty Stores 0.5%
2,690	Michael Stores, Inc. (e)	0.00/13.000	11/01/16	2,394,100

	Telecommunications 5.5%
1,595	Cincinnati Bell, Inc.	7.000	02/15/15	1,495,312
1,950	Cincinnati Bell, Inc.	8.250	10/15/17	1,847,625
1,195	Cincinnati Bell, Inc.	8.750	03/15/18	1,111,350
5,219	Frontier Communications Corp.	9.000	08/15/31	4,945,002
3,243	Hughes Network Systems LLC	9.500	04/15/14	3,243,000
1,632	Intelsat Corp.	9.250	06/15/16	1,680,960
6,159	PAETEC Holding Corp.	8.875	06/30/17	6,112,808
1,741	PAETEC Holding Corp. (a)	8.875	06/30/17	1,727,943
500	Qwest Corp.	8.375	05/01/16	545,000
2,433	Windstream Corp.	7.875	11/01/17	2,305,268
1,227	Windstream Corp.	8.125	08/01/13	1,245,405

				26,259,673

	Utility 10.9%
1,261	AES Corp.	7.750	03/01/14	1,267,305
6,584	Calpine Corp. (Senior Secured Term Loan)	5.685	03/29/14	6,205,998
3,988	Dynegy Holdings, Inc.	8.375	05/01/16	3,310,040
3,585	Dynegy Holdings, Inc.	7.670	11/08/16	3,190,650

Invesco Van Kampen High Yield Fund
Portfolio of Investments – May 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Utility (continued)
$6,399	Edison Mission Energy	7.000%	05/15/17	$4,359,319
875	Edison Mission Energy	7.750	06/15/16	638,750
1,007	El Paso Corp.	6.875	06/15/14	1,014,659
1,567	El Paso Corp.	7.000	06/15/17	1,538,441
326	El Paso Corp.	12.000	12/12/13	378,160
678	Homer City Funding LLC	8.137	10/01/19	647,776
3,543	Intergen NV (Netherlands) (a)	9.000	06/30/17	3,560,715
1,180	IPALCO Enterprises, Inc.	8.625	11/14/11	1,236,050
1,309	Midwest Generation LLC, Ser B	8.560	01/02/16	1,302,641
5,598	Mirant Americas Generation LLC	8.500	10/01/21	5,150,160
1,980	Mirant Americas Generation LLC	9.125	05/01/31	1,801,800
435	NRG Energy, Inc.	7.375	02/01/16	421,950
6,035	NRG Energy, Inc.	8.500	06/15/19	5,869,038
3,796	NSG Holdings, Inc. (a)	7.750	12/15/25	3,416,400
3,686	Ormat Funding Corp.	8.250	12/30/20	3,391,210
2,024	RRI Energy, Inc.	7.875	06/15/17	1,882,320
1,967	Sonat, Inc.	7.625	07/15/11	2,041,819

				52,625,201

	Wireless Communications 3.2%
4,945	Nextel Communications, Inc., Ser E	6.875	10/31/13	4,759,562
3,922	Sprint Capital Corp.	6.900	05/01/19	3,564,118
3,874	Wind Acquisition Finance SA (Luxembourg) (a)	11.750	07/15/17	3,970,850
2,908	Wind Acquisition Finance SA (Luxembourg) (a)	12.000	12/01/15	3,009,780

				15,304,310

	Total Corporate Bonds 95.3%			458,491,100

Invesco Van Kampen High Yield Fund
Portfolio of Investments – May 31, 2010 (Unaudited) continued

Description	Value

Equities 0.3%
Ally Financial, Inc. (2,046 Preferred Shares) (a)	$1,539,103
HF Holdings, Inc. (36,820 Common Shares) (f)	0
Hosiery Corp. of America, Inc., Class A (1,000 Common Shares) (f)(g)	0
Ventelo, Inc. (73,021 Common Shares)(EUR)(United Kingdom) (f)	0

Total Equities 0.3%	1,539,103

Total Long-Term Investments 95.6% (Cost $446,916,666)	460,030,203

Repurchase Agreements 2.4% Banc of America Securities ($4,341,674 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $4,341,766)	4,341,674
JPMorgan Chase & Co. ($6,663,425 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $6,663,566)	6,663,425
State Street Bank & Trust Co. ($437,901 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/28/10, to be sold on 06/01/10 at $437,901)	437,901

Total Repurchase Agreements 2.4% (Cost $11,443,000)	11,443,000

Total Investments 98.0% (Cost $458,359,666)	471,473,203
Foreign Currency 0.0% (Cost $3)	2
Other Assets in Excess of Liabilities 2.0%	9,482,937

Net Assets 100.0%	$480,956,142

Percentages are calculated as a percentage of net assets.

Invesco Van Kampen High Yield Fund
Portfolio of Investments – May 31, 2010 (Unaudited) continued

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Payment-in-kind security

(c)	Variable Rate Coupon

(d)	Floating Rate Coupon

(e)	Security is a “step up” bond where the coupon increases or steps up at a predetermined rate.

(f)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(g)	Security has been deemed illiquid.
Currency Abbreviations:
EUR — Euro
Security Valuation Fixed income investments and preferred stocks are valued by an independent pricing service using the mean of the last reported bid and asked prices. Investments in securities listed on a securities exchange are valued at their last sale price or the latest bid price (in the case of a foreign securities exchange) as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Forward foreign currency contracts are valued using quoted foreign exchange rates. Swaps are valued using market quotations obtained from brokers. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standard Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment

Invesco Van Kampen High Yield Fund
Portfolio of Investments – May 31, 2010 (Unaudited) continued
speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value.

		Level 2	Level 3
	Level 1	Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investment in an Asset Position
Corporate Bonds	$—	$458,491,100	$—	$458,491,100
Equities	—	1,539,103	—	1,539,103
Repurchase Agreements	—	11,443,000	—	11,443,000

Total Investment in an Asset Position	$—	$471,473,203	$—	$471,473,203

Subsequent Event On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Fund) (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco, that has substantially the same investment objective, principal investment strategies and risks as the Fund (the “Reorganization”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will dissolve pursuant to a plan of dissolution adopted by the Board. Also as of June 1, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Acquiring Fund.

Item 2.	Controls and Procedures.
(a)	As of June 20, 2010, for Invesco Core Bond Fund, Invesco Dynamics Fund, Invesco Global Real Estate Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco Limited Maturity Treasury Fund, Invesco Money Market Fund, Invesco Municipal Bond Fund, Invesco Real Estate Fund, Invesco Short Term Bond Fund and Invesco U.S. Government Fund, and as of June 25, 2010, for Invesco High Yield Securities Fund, Invesco Van Kampen Core Plus Fixed Income Fund, Invesco Van Kampen Corporate Bond Fund and Invesco Van Kampen High Yield Fund, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 20, 2010, for Invesco Core Bond Fund, Invesco Dynamics Fund, Invesco Global Real Estate Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco Limited Maturity Treasury Fund, Invesco Money Market Fund, Invesco Municipal Bond Fund, Invesco Real Estate Fund, Invesco Short Term Bond Fund and Invesco U.S. Government Fund, and as of June 25, 2010, for Invesco High Yield Securities Fund, Invesco Van Kampen Core Plus Fixed Income Fund, Invesco Van Kampen Corporate Bond Fund and Invesco Van Kampen High Yield Fund, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Securities Funds (Invesco Investment Securities Funds)
By:	/S/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 30, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 30, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 30, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.